UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Class I	$1,000.00	$1,038.30	$1,021.32	$3.54	$3.51	0.70%
Core Plus Fixed Income Class II	1,000.00	1,036.70	1,020.08	4.80	4.76	0.95

*            Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods, but that performance had recently improved. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with the peer group average, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability support its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (94.1%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
Various Pools:
4.13%, 12/20/25	$19		$19
4.38%, 1/20/25 - 3/20/25	175		181
4.63%, 9/20/27	9		9
5.38%, 4/20/25 - 6/20/25	254		264
			473
Agency Fixed Rate Mortgages (36.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.50%, 1/1/10 - 5/1/19	—	@	—	@
11.50%, 10/1/15 - 5/1/19	5		6
Gold Pools:
4.50%, 5/1/23	4,638		4,738
5.00%, 1/1/37	5,263		5,375
6.00%, 4/1/36 - 5/1/38	4,539		4,747
6.50%, 9/1/32	165		177
7.50%, 6/1/20 - 8/1/32	277		300
8.50%, 8/1/30	10		11
9.50%, 12/1/22	5		6
10.00%, 6/1/17	5		6
July TBA:
5.50%, 7/15/39 (a)	21,611		22,310
6.50%, 8/15/39 (a)	4,725		5,005
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	15,070		15,390
5.50%, 5/1/37 - 8/1/38	21,604		22,349
6.00%, 11/1/37	16,645		17,423
6.50%, 8/1/27 - 10/1/38	1,024		1,097
7.00%, 6/1/29 - 11/1/32	107		117
7.50%, 2/1/27 - 5/1/32	174		190
8.00%, 10/1/29 - 9/1/32	590		643
8.50%, 5/1/30 - 2/1/31	20		21
9.50%, 11/1/21 - 4/1/30	101		111
10.00%, 3/1/16 - 5/1/22	10		11
10.50%, 1/1/16 - 5/1/22	238		268
11.00%, 6/1/19 - 9/1/20	11		13
11.50%, 11/1/19	2		2
13.00%, 10/1/15	—	@	—	@
July TBA:
4.50%, 8/25/24 - 8/25/39 (a)	7,000		6,968
5.00%, 8/25/39 (a)	1,650		1,673
5.50%, 7/25/39 (a)	4,725		4,878
6.50%, 7/25/39 - 8/25/39 (a)	8,075		8,579
Government National Mortgage Association,
Various Pools:
9.00%, 1/15/25	8		8
9.50%, 10/15/16	11		11
10.00%, 11/15/09 - 2/15/20	35		38
10.50%, 8/15/20	3		4
11.00%, 12/15/09 - 1/15/16	3		3
11.50%, 2/15/13 - 8/15/13	3		4
12.00%, 12/15/12	3		3
July TBA:
4.50%, 7/15/39 (a)	4,675		4,668
5.00%, 7/15/39 (a)	2,200		2,243
			129,396
Asset Backed Securities (1.4%)
Capital Auto Receivables Asset Trust,
0.33%, 4/15/11 (b)	1,505		1,498
0.38%, 7/15/10 - 5/15/11 (b)	2,086		2,067
Residential Asset Mortgage Products, Inc.,
0.38%, 8/25/36 (b)	70		70
0.40%, 10/25/36 (b)	209		206
SLM Student Loan Trust,
1.08%, 10/27/14 (b)	899		894
			4,735
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29	23		4
8.00%, 1/1/28 - 6/1/31	44		7
Federal National Mortgage Association,
Inv Fl IO REMIC
7.23%, 2/17/31	136		11
IO REMIC
6.00%, 5/25/33 - 7/25/33	881		107
IO STRIPS
8.00%, 4/1/24 - 6/1/30	153		25
9.00%, 11/1/26	7		1
REMIC
7.00%, 9/25/32	255		276
Government National Mortgage Association,
Inv Fl IO
7.26%, 9/16/31	42		4
7.63%, 9/16/27	66		7
7.88%, 8/16/31	45		4
8.19%, 9/20/30	80		8
8.23%, 12/16/29	97		12
8.28%, 8/16/29	22		2
			468
Commercial Mortgage Backed Securities (1.4%)
Banc of America Commercial Mortgage, Inc.,
5.94%, 2/10/51 (b)	1,800		1,457
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	950		762
5.92%, 3/15/49 (b)	1,175		995
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49 (b)	585		466
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	1,425		1,140
			4,820

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (6.3%)
Ace INA Holding, Inc.,
5.90%, 6/15/19	$405	$407
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (c)	835	785
Allstate Corp. (The),
7.45%, 5/16/19	200	217
American Express Credit Corp.,
7.30%, 8/20/13	520	541
Bank of America Corp.,
7.63%, 6/1/19	320	322
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	625	637
Barclays Bank plc,
6.75%, 5/22/19	435	432
BB&T Corp.,
6.85%, 4/30/19	295	307
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	320	338
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	310	320
Capital One Financial Corp.,
7.38%, 5/23/14	120	124
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	230	229
Catlin Insurance Co., Ltd.,
7.25%, (b)(c)(d)	785	440
Chubb Corp.,
5.75%, 5/15/18	130	135
Citigroup, Inc.,
8.50%, 5/22/19	750	764
Credit Suisse USA, Inc.,
5.13%, 8/15/15	340	349
Credit Suisse, New York,
5.50%, 5/1/14	455	473
6.00%, 2/15/18	295	295
Farmers Exchange Capital,
7.05%, 7/15/28 (c)	855	593
Farmers Insurance Exchange,
8.63%, 5/1/24 (c)	250	202
General Electric Capital Corp.,
5.63%, 5/1/18	1,505	1,426
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,295	1,263
HBOS plc,
6.75%, 5/21/18 (c)	790	597
HSBC Finance Corp.,
6.38%, 10/15/11	185	189
6.75%, 5/15/11	385	396
JPMorgan Chase & Co.,
6.00%, 1/15/18	1,210	1,204
6.30%, 4/23/19	115	116
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	1,360	1,261
MetLife, Inc.,
6.82%, 8/15/18	555	560
Nationwide Building Society,
4.25%, 2/1/10 (c)	930	928
NYSE Euronext,
4.80%, 6/28/13	185	192
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	385	329
PNC Funding Corp.,
6.70%, 6/10/19	340	351
Principal Financial Group, Inc.,
8.88%, 5/15/19	235	247
Prudential Financial, Inc.,
6.63%, 12/1/37	430	374
7.38%, 6/15/19	100	98
Simon Property Group LP,
6.75%, 5/15/14	455	458
SLM Corp.,
4.00%, 1/15/10	540	523
State Street Corp.,
4.30%, 5/30/14	245	242
Travelers Cos., Inc. (The),
5.90%, 6/2/19	380	392
Two-Rock Pass Through Trust,
1.90%, (b)(c)(d)	475	2
U.S. Bancorp,
4.20%, 5/15/14	690	699
UBS AG,
5.88%, 12/20/17	480	448
Wachovia Corp.,
5.50%, 5/1/13	510	527
Wells Fargo & Co.,
5.63%, 12/11/17	910	897
Xlliac Global Funding,
4.80%, 8/10/10 (c)	825	768
		22,397
Industrials (11.8%)
Altria Group, Inc.,
9.25%, 8/6/19	175	197
Amgen, Inc.,
5.70%, 2/1/19	495	523
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (c)	80	81
7.20%, 1/15/14 (c)	285	307
Apache Corp.,
6.90%, 9/15/18	275	315
ArcelorMittal,
6.13%, 6/1/18	805	706
9.85%, 6/1/19	125	135
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	245	258
AstraZeneca plc,
5.90%, 9/15/17	265	284
AT&T Corp.,
8.00%, 11/15/31	355	411
AT&T, Inc.,
6.15%, 9/15/34	415	395
6.30%, 1/15/38	170	165
BAT International Finance plc,
9.50%, 11/15/18 (c)	330	389

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Baxter International, Inc.,
5.38%, 6/1/18	$245	$257
Biogen Idec, Inc.,
6.88%, 3/1/18	285	289
Boeing Co. (The),
6.00%, 3/15/19	300	328
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	110	117
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	377
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	275	288
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	210	218
Chesapeake Energy Corp.,
6.88%, 1/15/16	450	399
Chevron Corp.,
4.95%, 3/3/19	380	393
Cisco Systems, Inc.,
5.90%, 2/15/39	375	371
Coca-Cola Co. (The),
4.88%, 3/15/19	285	293
Comcast Corp.,
5.70%, 5/15/18	725	730
6.50%, 1/15/17	210	223
ConAgra Foods, Inc.,
8.25%, 9/15/30	360	403
ConocoPhillips,
5.20%, 5/15/18	545	551
Constellation Brands, Inc.,
7.25%, 9/1/16	140	130
Cooper U.S., Inc.,
5.25%, 11/15/12	445	476
Corning, Inc.,
6.63%, 5/15/19	385	394
COX Communications, Inc.,
8.38%, 3/1/39 (c)	195	218
CRH America, Inc.,
6.00%, 9/30/16	325	290
CSC Holdings, Inc.,
7.63%, 7/15/18	265	247
CVS Pass-Through Trust,
6.04%, 12/10/28 (c)	918	786
8.35%, 7/10/31 (c)	400	401
Daimler Finance North America LLC,
7.30%, 1/15/12	190	197
8.50%, 1/18/31	360	380
Delhaize America, Inc.,
9.00%, 4/15/31	258	314
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	450	528
Devon Financing Corp. ULC,
7.88%, 9/30/31	245	289
Diageo Capital plc,
5.75%, 10/23/17	430	449
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	210	222
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	205	221
El Paso Corp.,
8.25%, 2/15/16	230	225
Emerson Electric Co.,
4.88%, 10/15/19	485	486
EnCana Corp.,
5.90%, 12/1/17	425	436
FBG Finance Ltd.,
5.13%, 6/15/15 (c)	320	300
Fiserve, Inc.,
6.80%, 11/20/17	495	501
France Telecom S.A.,
8.50%, 3/1/31	230	296
Gaz Capital S.A.,
6.51%, 3/7/22 (c)	165	125
General Mills, Inc.,
5.65%, 2/15/19	555	581
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	205	218
Grupo Televisa S.A.,
6.00%, 5/15/18	495	469
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (c)	380	330
HCA, Inc.,
8.50%, 4/15/19 (c)	225	222
Hewlett-Packard Co.,
4.75%, 6/2/14	85	89
5.50%, 3/1/18	285	300
Home Depot, Inc.,
5.40%, 3/1/16	315	315
Honeywell International, Inc.,
5.30%, 3/1/18	205	214
Hospira, Inc.,
6.40%, 5/15/15	235	248
International Business Machines Corp.,
8.00%, 10/15/38	305	396
John Deere Capital Corp.,
5.75%, 9/10/18	215	220
KLA-Tencor Corp.,
6.90%, 5/1/18	590	531
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	340	343
Kraft Foods, Inc.,
6.13%, 2/1/18	655	678
7.00%, 8/11/37	115	122
Kroger Co. (The),
6.40%, 8/15/17	340	361
LG Electronics, Inc.,
5.00%, 6/17/10 (c)	360	358
Medco Health Solutions, Inc.,
7.13%, 3/15/18	315	332
Merck & Co, Inc.,
5.00%, 6/30/19	980	994
MGM Mirage,
13.00%, 11/15/13 (c)	435	479

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Microsoft Corp.,
4.20%, 6/1/19	$370	$362
News America, Inc.,
6.90%, 3/1/19 (c)	375	391
Norfolk Southern Corp.,
5.75%, 1/15/16 (c)	210	218
Novartis Capital Corp.,
4.13%, 2/10/14	465	479
Oracle Corp.,
5.75%, 4/15/18	105	111
Parker Hannifin Corp.,
5.50%, 5/15/18	460	471
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)	290	279
Pfizer, Inc.,
6.20%, 3/15/19	825	904
Philip Morris International, Inc.,
5.65%, 5/16/18	330	347
Potash Corp of Saskatchewan, Inc.,
6.50%, 5/15/19	360	389
Procter & Gamble Co. (The),
4.70%, 2/15/19	195	198
Questar Market Resources, Inc.,
6.80%, 4/1/18	295	278
Qwest Corp.,
6.50%, 6/1/17	210	186
6.88%, 9/15/33	495	364
Reynolds American, Inc.,
6.50%, 7/15/10	235	241
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	420	421
Roche Holdings, Inc.,
6.00%, 3/1/19 (c)	630	673
Rogers Communications, Inc.,
6.80%, 8/15/18	445	478
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (c)	423	423
Teck Resources Ltd.,
10.25%, 5/15/16 (c)	355	372
Telecom Italia Capital S.A.,
7.00%, 6/4/18	760	770
Telefonica Europe B.V.,
8.25%, 9/15/30	555	689
Time Warner Cable, Inc.,
6.75%, 6/15/39	195	190
8.75%, 2/14/19	650	759
Time Warner, Inc.,
5.88%, 11/15/16	220	217
7.70%, 5/1/32	40	40
Transocean, Inc.,
6.00%, 3/15/18	240	250
Union Pacific Corp.,
6.13%, 2/15/20	570	592
UnitedHealth Group, Inc.,
6.00%, 2/15/18	230	221
Verizon Communications, Inc.,
6.35%, 4/1/19	790	823
8.95%, 3/1/39	405	513
Viacom, Inc.,
6.88%, 4/30/36	230	213
Vivendi,
6.63%, 4/4/18 (c)	260	262
Vodafone Group plc,
5.63%, 2/27/17	215	219
Walgreen Co.,
5.25%, 1/15/19	375	391
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	790	770
Weatherford International Ltd.,
6.00%, 3/15/18	395	389
WellPoint, Inc.,
4.25%, 12/15/09	165	167
7.00%, 2/15/19	160	166
WPP Finance,
8.00%, 9/15/14	270	274
Wyeth,
5.45%, 4/1/17	80	84
5.50%, 2/15/16	100	105
Xerox Corp.,
6.35%, 5/15/18	235	210
XTO Energy, Inc.,
5.50%, 6/15/18	350	351
Yum! Brands, Inc.,
6.25%, 3/15/18	345	356
		41,720
Mortgages — Other (0.2%)
Mastr Adjustable Rate Mortgages Trust,
2.28%, 4/25/46 (b)	1,273	132
Structured Asset Mortgage Investments, Inc.,
0.59%, 7/25/46 (b)	1,826	231
WaMu Mortgage Pass Through Certificates,
0.57%, 10/25/45 (b)	4	4
0.58%, 4/25/45 (b)	490	153
0.66%, 6/25/46 (b)	725	56
0.67%, 7/25/45 (b)	405	108
		684
Municipal Bonds (0.5%)
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds,
6.18%, 1/1/34	630	648
State of California, General Obligation Bonds,
5.95%, 4/1/16	1,195	1,150
		1,798
Sovereign (0.5%)
Federative Republic of Brazil,
6.00%, 1/17/17	560	578
Korea Railroad Corp.,
5.38%, 5/15/13 (c)	435	426
Kreditanstalt fuer Wiederaufbau,
4.88%, 6/17/19	850	882
		1,886

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (4.9%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	$9,017	$9,721
5.13%, 11/17/17	1,460	1,605
6.75%, 3/15/31	1,500	1,865
Federal National Mortgage Association,
2.50%, 5/15/14	3,150	3,100
6.63%, 11/15/30	720	885
		17,176
U.S. Treasury Securities (28.0%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	24,005	14,308
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	14,765	8,574
U.S. Treasury Bonds,
3.50%, 2/15/39	4,380	3,789
4.25%, 5/15/39	10,420	10,317
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	1,630	2,620
U.S. Treasury Notes,
0.88%, 5/31/11	18,600	18,539
1.38%, 5/15/12	14,200	14,125
1.50%, 12/31/13	2,501	2,410
1.75%, 1/31/14 - 3/31/14	14,300	13,864
2.75%, 2/15/19	3,399	3,184
4.00%, 8/15/18	7,175	7,445
		99,175
Utilities (2.4%)
AES Corp. (The),
8.75%, 5/15/13 (c)	425	434
Alabama Power Co.,
5.80%, 11/15/13	335	363
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	140
7.88%, 4/1/13	180	192
Colorado Interstate Gas Co.,
6.80%, 11/15/15	275	284
E.ON International Finance B.V.,
5.80%, 4/30/18 (c)	535	558
EDF S.A.,
6.50%, 1/26/19 (c)	435	477
Enterprise Products Operating LLC,
6.50%, 1/31/19	305	311
FPL Group Capital, Inc.,
6.00%, 3/1/19	490	527
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	880	759
NiSource Finance Corp.,
1.23%, 11/23/09 (b)	300	297
6.80%, 1/15/19	395	371
Ohio Edison Co.,
6.40%, 7/15/16	350	358
Ohio Power Co.,
6.00%, 6/1/16	255	260
Pacificorp.,
5.50%, 1/15/19	155	164
Peco Energy Co.,
5.35%, 3/1/18	610	625
Plains All American Pipeline LP/PAA
Finance Corp.,
6.70%, 5/15/36	310	280
PPL Energy Supply LLC,
6.30%, 7/15/13	390	409
Progress Energy, Inc.,
7.05%, 3/15/19	420	467
Public Service Co. of Colorado,
5.80%, 8/1/18	90	97
6.50%, 8/1/38	170	194
Texas Eastern Transmission LP,
7.00%, 7/15/32	210	222
Union Electric Co.,
6.40%, 6/15/17	200	206
Virginia Electric & Power Co.,
8.88%, 11/15/38	370	497
		8,492
Total Fixed Income Securities (Cost $337,032)		333,220

	No. of Contracts
Call Option Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (e) (Cost $702)	910	91

	Shares
Short-Term Investments (57.1%)
Investment Company (38.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	134,877,845	134,878

	Face Amount (000)
U.S. Agency Securities (7.1%)
Federal Home Loan Bank,
0.20%, 8/11/09 (g)	$15,000	14,998
Federal Home Loan Mortgage Corp.,
0.21%, 7/13/09 (g)	10,000	10,000
		24,998
U.S. Treasury Securities (11.9%)
U.S. Treasury Bills,
0.13%, 8/6/09 (h)	10,000	9,999
0.15%, 8/13/09 (h)	7,000	6,999
0.16%, 9/10/09 (h)	15,000	14,995
0.17%, 9/15/09 (h)	4,300	4,298
0.23%, 11/12/09 (h)(i)	5,928	5,923
		42,214
Total Short-Term Investments (Cost $202,086)		202,090
Total Investments (151.2%) (Cost $539,820)		535,401
Liabilities in Excess of Other Assets (-51.2%)		(181,193)
Net Assets (100%)		$354,208

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(e)	Non-income producing security.
(f)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	Rate shown is the yield to maturity at June 30, 2009.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	46	$11,196	Mar-11	$(32)
90 Day EuroDollar	46	11,157	Jun-11	(36)
90 Day EuroDollar	46	11,123	Sep-11	(39)
90 Day EuroDollar	46	11,090	Dec-11	(39)
U.S. Treasury 2 yr. Note	278	60,109	Sep-09	(44)
U.S. Treasury 5 yr. Note	306	35,104	Sep-09	122

Short:
U.S. Treasury 10 yr. Note	238	27,671	Sep-09	(19)
U.S. Treasury Long Bond	205	24,264	Sep-09	(425)
				$(512)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	756	$90	$(5)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)	Credit Rating of Issuer*
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 12	Sell	$45,000	1.00%	6/20/14	$917	$275	A
Merrill Lynch
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	45,000	1.00	6/20/14	751	106	A
Dow Jones CDX North America Investment Grade Index, Series 12	Sell	20,000	1.00	6/20/14	737	429	A
					$2,405	$810

*  Credit rating as issued by Standard and Poor’s.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Months LIBOR+1.35%	Pay	3.63%	4/15/28	$2,510	$42
UBS	3 Months LIBOR	Receive	4.66	5/27/19	28,118	(72)
	3 Months LIBOR	Pay	4.04	5/27/39	6,508	116
						$86

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$5,488	3 Months LIBOR	Receive	11/15/21	$(107)
JPMorgan Chase	4,973	3 Months LIBOR	Receive	11/15/21	(203)
UBS	3,394	3 Months LIBOR	Receive	11/15/19	(70)
	5,425	3 Months LIBOR	Pay	11/15/19	(343)
					$(723)

LIBOR  — London Inter Bank Offer Rate

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Call Option Purchased	$91	$—	$—	$91
Credit Default Swap Contracts	—	810	—	810
Corporate Bonds and Notes
Agency Adjustable Rate Mortgages	—	473	—	473
Agency Fixed Rate Mortgages	—	129,396	—	129,396
Asset Backed Securities	—	4,735	—	4,735
Collateralized Mortgage Obligations — Agency Collateral Series	—	468	—	468
Commercial Mortgage Backed Securities	—	4,820	—	4,820
Finance	—	22,397	—	22,397
Industrials	—	41,720	—	41,720
Mortgages — Other	—	684	—	684
Municipal Bonds	—	1,798	—	1,798
Sovereign	—	1,886	—	1,886
U.S. Agency Securities	—	17,176	—	17,176
U.S. Treasury Securities	—	99,175	—	99,175
Utilities	—	8,492	—	8,492
Total Corporate Bonds and Notes	—	333,220	—	333,220
Futures	122	—	—	122
Interest Rate Swap Contracts	—	158	—	158
Short-Term Investments
Investment Company	134,878	—	—	134,878
U.S. Agency Securities	—	24,998	—	24,998
U.S. Treasury Securities	—	42,214	—	42,214
Total Short-Term Investments	134,878	67,212	—	202,090
Total Assets	135,091	401,400	—	536,491
Liabilities:
Futures	(634)	—	—	(634)
Interest Rate Swap Contracts	—	(72)	—	(72)
Options Written	(5)	—	—	(5)
Zero Coupon Swap Contracts	—	(723)	—	(723)
Total Liabilities	(639)	(795)	—	(1,434)
Total	$134,452	$400,605	$—	$535,057

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income Securities
Balance as of 12/31/08	$3,090
Accrued discounts/premiums	12
Realized gain (loss)	(15,750)
Change in unrealized appreciation (depreciation)	16,159
Net purchases (sales)	(2,808)
Net transfer in and/or out of Level 3	(703)
Balance as of 6/30/09	$—
The total amount of gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/09.	$—

Portfolio Composition

Classification	Percentage of Total Investments
Agency Fixed Rates Mortgages	24.2%
U.S. Treasury Securities	18.5
Industrials	7.8
Other*	11.8
Short-Term Investments	37.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $404,942)	$400,523
Investment in Security of Affiliated Issuer, at Value (Cost $134,878)	134,878
Total Investments in Securities, at Value (Cost $539,820)	535,401
Receivable for Investments Sold	93,014
Receivable for Forward Commitments	75,852
Interest Receivable	1,982
Unrealized Appreciation on Swap Agreements	968
Receivable for Portfolio Shares Sold	546
Dividends Receivable	10
Receivable from Affiliate	9
Foreign Withholding Tax Reclaim Receivable	4
Foreign Currency, at Value (Cost $—@)	— @
Other Assets	11
Total Assets	707,797
Liabilities:
Payable for Forward Commitments	143,697
Payable for Portfolio Shares Redeemed	128,094
Payable for Investments Purchased	77,259
Due to Broker	2,811
Unrealized Depreciation on Swap Agreements	795
Investment Advisory Fees Payable	450
Payable for Lehman Brothers Closed Swap Transactions	262
Administration Fees Payable	97
Distribution Fees — Class II Shares	61
Custodian Fees Payable	14
Bank Overdraft	6
Options Written, at Value (Premiums Received $90)	5
Other Liabilities	38
Total Liabilities	353,589
NET ASSETS	$354,208
Net Assets Consist of:
Paid-in Capital	$409,579
Undistributed Net Investment Income	36,498
Accumulated Net Realized Loss	(87,196)
Unrealized Appreciation (Depreciation) on:
Investments	(4,419)
Foreign Currency Translations	— @
Futures Contracts	(512)
Options Written	85
Swaps	173
Net Assets	$354,208
CLASS I:
Net Assets	$176,423
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,153,523 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.28
CLASS II:
Net Assets	$177,785
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,482,656 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.17

@  Amount is less than $500.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$8,651
Dividends from Security of Affiliated Issuer	41
Total Investment Income	8,692
Expenses:
Investment Advisory Fees (Note B)	865
Administration Fees (Note C)	577
Distribution Fees — Class II Shares (Note D)	497
Shareholder Reporting Fees	139
Custodian Fees (Note F)	30
Professional Fees	19
Directors’ Fees and Expenses	6
Transfer Agency Fees (Note E)	2
Other	21
Total Expenses	2,156
Distribution Fees — Class II Shares Waived (Note D)	(141)
Investment Advisory Fees Voluntarily Waived (Note B)	(40)
Rebate from Morgan Stanley Affiliates (Note I)	(15)
Expense Offset (Note F)	— @
Net Expenses	1,960
Net Investment Income	6,732
Realized Gain (Loss) on:
Investments Sold	(13,709)
Foreign Currency Transactions	300
Futures Contracts	4,352
Options Written	(440)
Swap Agreements	2,875
Net Realized Loss	(6,622)
Change in Unrealized Appreciation (Depreciation) on:
Investments	15,096
Foreign Currency Translations	(1)
Futures Contracts	(2,127)
Options Written	511
Swap Agreements	3,902
Net Change in Unrealized Appreciation (Depreciation)	17,381
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,759
Net Increase in Net Assets Resulting from Operations	$17,491

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$6,732	$26,812
Net Realized Loss	(6,622)	(73,856)
Net Change in Unrealized Appreciation (Depreciation)	17,381	(21,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,491	(68,763)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11,183)
Class II:
Net Investment Income	—	(15,697)
Total Distributions	—	(26,880)
Capital Share Transactions:(1)
Class I:
Subscriptions	10,331	40,763
Distributions Reinvested	—	11,183
Redemptions	(33,964)	(90,468)
Class II:
Subscriptions	64,666	144,401
Distributions Reinvested	—	15,697
Redemptions	(225,012)	(140,547)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(183,979)	(18,971)
Total Decrease in Net Assets	(166,488)	(114,614)
Net Assets:
Beginning of Period	520,696	635,310
End of Period (Including Undistributed Net Investment Income of $36,498 and $29,766)	$354,208	$520,696

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,034	3,823
Shares Issued on Distributions Reinvested	—	1,081
Shares Redeemed	(3,402)	(8,750)
Net Decrease in Class I Shares Outstanding	(2,368)	(3,846)
Class II:
Shares Subscribed	6,517	13,591
Shares Issued on Distributions Reinvested	—	1,531
Shares Redeemed	(22,421)	(13,486)
Net Increase (Decrease) in Class II Shares Outstanding	(15,904)	1,636

14	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.90		$11.59	$11.40	$11.52	$11.55	$11.54
Income (Loss) from Investment Operations
Net Investment Income#	0.15		0.49	0.55	0.42	0.33	0.33
Net Realized and Unrealized Gain (Loss)	0.23		(1.67)	0.06	(0.01)	0.15	0.15
Total from Investment Operations	0.38		(1.18)	0.61	0.41	0.48	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)	(0.42)	(0.47)	(0.42)	(0.44)
Net Realized Gain	—		—	—	(0.06)	(0.09)	(0.03)
Total Distributions	—		(0.51)	(0.42)	(0.53)	(0.51)	(0.47)
Net Asset Value, End of Period	$10.28		$9.90	$11.59	$11.40	$11.52	$11.55
Total Return±	3.83	%*	(10.20)%	5.46%	3.73%	4.21%	4.37%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,423		$193,344	$270,733	$284,764	$290,727	$284,223
Ratio of Expenses to Average Net Assets(1)	0.69	%**+	0.66%+	0.65%+	0.68%	0.68%	0.70%
Ratio of Net Investment Income to Average Net Assets(1)	3.08	%**+	4.65%+	4.83%+	3.72%	2.89%	2.90%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.01%	0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	265	%*	447%	162%	141%	172%	287%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.71	%**+	N/A	N/A	N/A	N/A	0.72%
Net Investment Income to Average Net Assets	3.06	%**+	N/A	N/A	N/A	N/A	2.88%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.81		$11.48	$11.31	$11.46	$11.51	$11.52
Income (Loss) from Investment Operations
Net Investment Income#	0.14		0.46	0.50	0.40	0.31	0.30
Net Realized and Unrealized Gain (Loss)	0.22		(1.64)	0.08	(0.03)	0.14	0.16
Total from Investment Operations	0.36		(1.18)	0.58	0.37	0.45	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)	(0.41)	(0.46)	(0.41)	(0.44)
Net Realized Gain	—		—	—	(0.06)	(0.09)	(0.03)
Total Distributions	—		(0.49)	(0.41)	(0.52)	(0.50)	(0.47)
Net Asset Value, End of Period	$10.17		$9.81	$11.48	$11.31	$11.46	$11.51
Total Return±	3.67	%*	(10.46)%	5.22%	3.56%	3.93%	4.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$177,785		$327,352	$364,577	$139,715	$44,822	$23,090
Ratio of Expenses to Average Net Assets(1)	0.94	%**+	0.91%+	0.90%+	0.93%	0.93%	0.95%
Ratio of Net Investment Income to Average Net Assets(1)	2.82	%**+	4.38%+	4.42%+	3.58%	2.69%	2.66%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.01%	0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	265	%*	447%	162%	141%	172%	287%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.06	%**+	1.01%+	1.00%+	1.03%	1.03%	1.07%
Net Investment Income to Average Net Assets	2.70	%**+	4.28%+	4.32%+	3.48%	2.59%	2.54%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

16	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

At June 30, 2009, the Portfolio did not have any outstanding foreign currency exchange contracts.

4.              When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6.              Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Securities designated as collateral for swap agreements, if any, are designated as such in the Portfolio of Investments. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains (losses) in the Statement of Operations.

Realized gains (losses) on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

At June 30, 2009, the Portfolio did not have any outstanding total return swaps.

7.              Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received (000)
Options Outstanding - January 1, 2009	450	$224
Options Written	1,389	262
Options Terminated in Closing Purchase Transactions	(1,083)	(396)
Options Outstanding - June 30, 2009	756	$90

8.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Options (000)(a)	Futures (000)(b)	Swaps (000)
Assets:
Interest Rate Contracts	Receivables	$91	$122	$158
Credit Contracts	Receivables	—	—	810
Equity Contracts	Receivables	—	—	—
Total		$91	$122	$968

Liabilities:
Interest Rate Contracts	Payables	$(5)	$(634)	$(795)

(a)          The market value of purchased options is reported as investments, at value on the Statement of Assets and Liabilities.

(b)         This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Options (000)(c)	Futures (000)	Swaps (000)
Interest Rate Contracts	Realized Gain (Loss) on Options, Futures Contracts and Swap Agreements	$—	$321	$4,352	$2,684

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Options (000)(c)	Futures (000)	Swaps (000)
Credit Contracts	Realized Gain (Loss) on Swap Agreements	$—	$—	$—	$191
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	(2)	—	—	—
Total		$(2)	$321	$4,352	$2,875

(c)          The realized gain (loss) for purchased options is reported as realized gains (losses) on investments sold, at value on the Statement of Operations.

Primary Risk Exposure	Statement of Operations	Options (000)	Futures (000)	Swaps (000)
Interest Rate Contracts	Change in Unrealized Appreciation (Depreciation) on Options, Futures Contracts and Swap Agreements	$(740)	$(2,127)	$3,184
Credit Contracts	Change in Unrealized Appreciation (Depreciation) on Swap Agreements	—	—	718
Total		$(740)	$(2,127)	$3,902

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

9.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10.       Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

11.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $40,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $141,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$26,880	$—	$18,711	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, investment in certain fixed income securities and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$3,387	$(3,387)	$—

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$29,865	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$539,820	$5,075	$(9,494)	$(4,419)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $22,229,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $56,501,000, of which, $509,000 will expire on December 31, 2014 and $55,992,000 will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$23,007	$369,616	$257,745	$41	$134,878

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $992,492,000 and $1,166,658,000, respectively. For the six months ended June 30, 2009, purchases and sales of long-term U.S. Government securities were approximately $134,771,000 and $98,384,000, respectively.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.0% and 98.6%, for Class I and Class II shares, respectively.

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFCPFISAN
IU09-03603P-Y06/09

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Class I	$1,000.00	$1,145.30	$1,019.39	$5.80	$5.46	1.09%
Emerging Markets Debt Class II	1,000.00	1,144.40	1,019.14	6.06	5.71	1.14

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report –June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods, but that performance had recently improved. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the services provided, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (93.6%)
Argentina (1.9%)
Sovereign (1.9%)
Republic of Argentina,
Zero Coupon, 8/3/09	$4,083	$535
1.68%, 8/3/12 (a)	3,057	1,490
8.28%, 12/31/33 (b)	1,138	600
		2,625
Belize (0.1%)
Sovereign (0.1%)
Government of Belize,
4.25%, 2/20/29 (c)	292	136

Brazil (16.1%)
Sovereign (16.1%)
Banco Nacional de
Desenvolvimento
Economico e Social,
6.37%, 6/16/18 (d)	3,400	3,358
Federative Republic of Brazil,
5.88%, 1/15/19 (b)	2,560	2,596
7.13%, 1/20/37	350	381
8.00%, 1/15/18	5,343	6,011
8.88%, 10/14/19 - 4/15/24	3,765	4,643
10.50%, 7/14/14	1,270	1,587
11.00%, 8/17/40	2,610	3,409
		21,985
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15 (d)	493	518

Chile (0.7%)
Sovereign (0.7%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12 (d)	910	974

Colombia (3.9%)
Sovereign (3.9%)
Republic of Colombia,
7.38%, 3/18/19	2,820	3,025
11.75%, 2/25/20	1,690	2,315
		5,340
Ecuador (0.4%)
Sovereign (0.4%)
Republic of Ecuador,
9.38%, 12/15/15	780	565

Georgia (0.1%)
Sovereign (0.1%)
Republic of Georgia,
7.50%, 4/15/13	150	128

Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17 (d)	1,296	1,037

Indonesia (8.6%)
Corporate (0.7%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon,
4/28/15 (e)	165	50
Tranche B, Zero Coupon,
4/28/18 (e)	1,640	254
Tranche C, Zero Coupon,
4/28/25 (a)	2,691	67
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon,
4/28/15 (e)	661	198
Tranche B, Zero Coupon,
4/28/18 (e)	1,433	323
Tranche C, Zero Coupon,
4/28/27 (a)(d)	2,923	73
		965
Sovereign (7.9%)
Republic of Indonesia,
6.88%, 1/17/18	1,500	1,444
6.88%, 1/17/18 (d)	250	240
7.75%, 1/17/38	1,230	1,132
7.75%, 1/17/38 (d)	2,926	2,692
11.63%, 3/4/19 (d)	4,140	5,263
		10,771
		11,736
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
Zero Coupon, 3/31/18 (e)	1,530	393

Kazakhstan (3.0%)
Sovereign (3.0%)
Intergas Finance BV,
6.38%, 5/14/17	410	307
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18 (d)	4,130	3,707
		4,014
Mexico (9.9%)
Sovereign (9.9%)
Pemex Project Funding Master Trust,
1.93%, 6/15/10 (a)(d)	1,290	1,270
8.63%, 12/1/23	1,350	1,465
United Mexican States,
5.63%, 1/15/17	629	639
5.95%, 3/19/19 (b)	5,966	6,056
6.75%, 9/27/34	3,951	4,004
		13,434
Pakistan (0.4%)
Sovereign (0.4%)
Republic of Pakistan,
6.88%, 6/1/17	370	243
7.13%, 3/31/16	310	208
7.13%, 3/31/16 (d)	130	89
		540

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Panama (1.8%)
Sovereign (1.8%)
Republic of Panama,
8.88%, 9/30/27	$383	$464
9.38%, 4/1/29	1,550	1,953
		2,417
Peru (5.5%)
Sovereign (5.5%)
Republic of Peru,
7.13%, 3/30/19 (b)	2,070	2,220
7.35%, 7/21/25 (b)	350	377
8.75%, 11/21/33	4,055	4,957
		7,554
Philippines (4.5%)
Sovereign (4.5%)
Republic of Philippines,
8.38%, 6/17/19 (b)	672	776
8.88%, 3/17/15	2,128	2,437
9.00%, 2/15/13 (b)	1,180	1,324
9.50%, 2/2/30	1,321	1,618
		6,155
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30	660	861

Russia (12.4%)
Corporate (1.5%)
TNK-BP Finance S.A.,
7.88%, 3/13/18 (d)	2,550	2,117

Sovereign (10.9%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (d)	1,401	1,212
7.18%, 5/16/13	190	181
7.18%, 5/16/13 (d)	1,910	1,824
Russian Federation,
7.50%, 3/31/30 (c)(d)	603	597
Russian Federation (Registered),
7.50%, 3/31/30 (c)	7,161	7,081
12.75%, 6/24/28	2,700	3,901
		14,796
		16,913
South Korea (1.3%)
Sovereign (1.3%)
Korea Development Bank,
8.00%, 1/23/14	510	553
Republic of Korea,
5.75%, 4/16/14	1,190	1,222
		1,775
Sri Lanka (0.1%)
Sovereign (0.1%)
Republic of Sri Lanka,
8.25%, 10/24/12	200	185

Trinidad (1.2%)
Sovereign (1.2%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (d)	2,069	1,567

Turkey (11.3%)
Sovereign (11.3%)
Republic of Turkey,
6.75%, 4/3/18	4,372	4,353
6.88%, 3/17/36	679	625
7.50%, 11/7/19 (b)	2,410	2,507
8.00%, 2/14/34 (b)	551	579
11.00%, 1/14/13	4,537	5,308
11.88%, 1/15/30	1,340	2,050
		15,422
Ukraine (1.8%)
Sovereign (1.8%)
Ukraine Government,
6.58%, 11/21/16	1,786	1,268
6.75%, 11/14/17	120	85
7.65%, 6/11/13	1,346	1,050
		2,403
Uruguay (0.3%)
Sovereign (0.3%)
Republic of Uruguay,
8.00%, 11/18/22 (b)	340	357

Venezuela (6.2%)
Sovereign (6.2%)
Republic of Venezuela,
5.75%, 2/26/16	1,634	944
7.00%, 3/31/38	1,079	531
8.50%, 10/8/14	770	550
9.00%, 5/7/23	403	249
9.25%, 5/7/28	2,302	1,422
9.25%, 9/15/27 (b)	2,459	1,684
10.75%, 9/19/13	3,760	3,121
		8,501
Total Fixed Income Securities (Cost $130,968)		127,535

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (a)(f)	1,250	131
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (a)(f)	3,750	73
Total Warrants (Cost $—)		204

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Shares	Value (000)
Short-Term Investments (10.9%)
Securities held as Collateral on Loaned Securities (6.8%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	6,935,908	$6,936

Face Amount (000)
Repurchase Agreement (1.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $2,259; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $2,304.	$2,259	2,259
9,195

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	5,592,662	5,593
Total Short-Term Investments (Cost $14,788)		14,788

Total Investments (104.6%) (Cost $145,756) — Including $9,036 of Securities Loaned		142,527
Liabilities in Excess of Other Assets (-4.6%)		(6,246)
Net Assets (100%)		$136,281

(a)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2009.
(b)	All or a portion of security on loan at June 30, 2009.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Issuer is in default.
(f)	Security has been deemed illiquid at June 30, 2009.
(g)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	41	$4,767	Sep-09	$22

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 12 to the financial statements for further information regarding fair value measurement.)

		Level 2
Investment Type	Level 1 Quoted prices	Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Debt Instruments
Corporate	$—	$3,082	$—	$3,082
Sovereign	—	124,453	—	124,453
Total Debt Instruments	—	127,535	—	127,535
Futures	22	—	—	22
Short-Term Investments
Investment Companies	12,529	—	—	12,529
Repurchase Agreements	—	2,259	—	2,259
Total Short-Term Investments	12,529	2,259	—	14,788
Warrants	—	204	—	204
Total Assets	12,551	129,998	—	142,549
Total	$12,551	$129,998	$—	$142,549

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	93.5%
Other**	2.3
Short-Term Investment	4.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries and/or security types representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $133,227)	$129,998
Investment in Security of Affiliated Issuer, at Value (Cost $12,529)	12,529
Total Investments in Securities, at Value (Cost $145,756)	142,527
Cash	25
Interest Receivable	2,922
Foreign Currency, at Value (Cost $424)	482
Receivable for Portfolio Shares Sold	414
Receivable for Investments Sold	150
Due from Broker	104
Receivable from Affiliate	2
Dividends Receivable	1
Other Assets	2
Total Assets	146,629
Liabilities:
Collateral on Securities Loaned, at Value	9,195
Payable for Investments Purchased	814
Investment Advisory Fees Payable	240
Payable for Portfolio Shares Redeemed	41
Administration Fees Payable	28
Custodian Fees Payable	4
Distribution Fees — Class II Shares	1
Other Liabilities	25
Total Liabilities	10,348
NET ASSETS	$136,281
Net Assets Consist of:
Paid-in Capital	$141,679
Undistributed Net Investment Income	13,400
Accumulated Net Realized Loss	(15,649)
Unrealized Appreciation (Depreciation) on:
Investments	(3,229)
Foreign Currency Translations	58
Futures Contracts	22
Net Assets	$136,281
CLASS I:
Net Assets	$104,537
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,117,454 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.40
CLASS II:
Net Assets	$31,744
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,308,770 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.37

(1) Including:
Securities on Loan, at Value	$9,036

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $20 Foreign Taxes Withheld)	$5,030
Dividends from Security of Affiliated Issuer	14
Total Investment Income	5,044
Expenses:
Investment Advisory Fees (Note B)	455
Administration Fees (Note C)	152
Distribution Fees — Class II Shares (Note D)	48
Shareholder Reporting Fees	23
Professional Fees	14
Custodian Fees (Note F)	8
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note E)	1
Other	8
Total Expenses	711
Distribution Fees — Class II Shares Waived (Note D)	(41)
Rebate from Morgan Stanley Affiliates (Note I)	(3)
Expense Offset (Note F)	— @
Net Expenses	667
Net Investment Income	4,377
Realized Gain (Loss) on:
Investments Sold	(5,816)
Foreign Currency Transactions	(2,708)
Futures Contracts	32
Net Realized Loss	(8,492)
Change in Unrealized Appreciation (Depreciation) on:
Investments	20,373
Foreign Currency Translations	142
Futures Contracts	22
Net Change in Unrealized Appreciation (Depreciation)	20,537
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	12,045
Net Increase in Net Assets Resulting from Operations	$16,422

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$4,377	$9,449
Net Realized Loss	(8,492)	(5,498)
Net Change in Unrealized Appreciation (Depreciation)	20,537	(29,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,422	(25,245)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,762)
Net Realized Gain	—	(5,057)
Class II:
Net Investment Income	—	(2,577)
Net Realized Gain	—	(1,499)
Total Distributions	—	(17,895)
Capital Share Transactions:(1)
Class I:
Subscriptions	14,895	34,544
Distributions Reinvested	—	13,819
Redemptions	(15,870)	(50,363)
Class II:
Subscriptions	5,584	2,898
Distributions Reinvested	—	4,076
Redemptions	(4,869)	(10,421)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(260)	(5,447)
Total Increase (Decrease) in Net Assets	16,162	(48,587)
Net Assets:
Beginning of Period	120,119	168,706
End of Period (Including Undistributed Net Investment Income of $13,400 and $9,023)	$136,281	$120,119

(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,137	4,265
Shares Issued on Distributions Reinvested	—	1,840
Shares Redeemed	(2,355)	(6,792)
Net Decrease in Class I Shares Outstanding	(218)	(687)
Class II:
Shares Subscribed	779	354
Shares Issued on Distributions Reinvested	—	545
Shares Redeemed	(735)	(1,412)
Net Increase (Decrease) in Class II Shares Outstanding	44	(513)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.47		$8.53	$8.92	$9.04	$8.89	$9.04
Income (Loss) from Investment Operations
Net Investment Income#	0.24		0.46	0.54	0.53	0 .73	0.65
Net Realized and Unrealized Gain (Loss)	0.69		(1.61)	0.01	0.32	0 .30	0.14
Total from Investment Operations	0.93		(1.15)	0.55	0.85	1 .03	0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.58)	(0.66)	(0.80)	(0 .73)	(0.64)
Net Realized Gain	—		(0.33)	(0.28)	(0.17)	(0 .15)	(0.30)
Total Distributions	—		(0.91)	(0.94)	(0.97)	(0 .88)	(0.94)
Net Asset Value, End of Period	$7.40		$6.47	$8.53	$8.92	$9.04	$8.89
Total Return ±	14.53	%*	(14.98)%	6.55%	10.81%	12.25%	10.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,537		$92,681	$128,135	$136,167	$155,945	$150,058
Ratio of Expenses to Average Net Assets(1)	1.09	%**+	1.10%+	1.06%+	1.10%	1.09%	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	7.22	%**+	6.00%+	6.15%+	5.98%	8.18%	7.45%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	60	%*	70%	59%	57%	63%	128%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$6.43		$8.49	$8.88		$9.01	$8.87	$9.02
Income (Loss) from Investment Operations
Net Investment Income#	0.24		0.46	0.53		0.50	0 .71	0.65
Net Realized and Unrealized Gain (Loss)	0.70		(1.62)	0.02		0.34	0 .30	0.14
Total from Investment Operations	0.94		(1.16)	0.55		0.84	1 .01	0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.57)	(0.66)		(0.80)	(0 .72)	(0.64)
Net Realized Gain	—		(0.33)	(0.28)		(0.17)	(0 .15)	(0.30)
Total Distributions	—		(0.90)	(0.94)		(0.97)	(0 .87)	(0.94)
Net Asset Value, End of Period	$7.37		$6.43	$8.49		$8.88	$9.01	$8.87
Total Return ±	14.44	%*	(14.98)%	6.39%		10.80%	12 .14%	10.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,744		$27,438	$40,571		$38,329	$33,994	$23,846
Ratio of Expenses to Average Net Assets(1)	1.14	%**+	1.15%+	1.11	%+	1.15%	1 .14%	1.20%
Ratio of Net Investment Income to Average Net Assets(1)	7.17	%**+	5.97%+	6.10	%+	5.69%	8 .08%	7.57%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	60	%*	70%	59%		57%	63%	128%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.44	%**+	1.45%+	1.41	%+	1.45%	1.44%	1.50%
Net Investment Income to Average Net Assets	6.87	%**+	5.67%+	5.80	%+	5.39%	7.78%	7.27%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding foreign currency exchange contracts.

4.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5.              Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains (losses) on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding swap agreements.

6.              When-Issued/ Delayed Delivery Securities: The Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.              Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $9,036,000 and related collateral outstanding at June 30, 2009 was approximately $9,195,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $10,000.

9.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to- market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

10.       Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

At June 30, 2009, the Portfolio did not have any outstanding purchased or written options.

11.       Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures (000)(a)
Assets:
Interest Rate Contracts	Receivables	$22

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Futures (000)
Interest Rate Contracts	Realized Gain (Loss) on Futures Contracts	$—	$32
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	(96)	—
Total		$(96)	$32

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Futures (000)
Interest Rate Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts	$—	$22
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	17	—
Total		$17	$22

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

12.       Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13.       Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $41,000.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholder are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$14,632	$3,263	$13,236	$4,310

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and accrued investment in certain fixed income securities, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,647	$(1,482)	$(165)

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10,967	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$145,756	$6,015	$(9,244)	$(3,229)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $1,439,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

provided by regulations, of approximately $4,779,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$4,039	$93,876	$85,386	$14	$12,529

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $71,045,000 and $70,785,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.8% and 93.3% for Class I and Class II shares, respectively.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll fee 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFEMDSAN
IU09-03604P-Y06/09

20

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Class I	$1,000.00	$1,304.20	$1,016.96	$9.03	$7.90	1.58%
Emerging Markets Equity Class II	1,000.00	1,305.40	1,016.71	9.32	8.15	1.63

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the services provided, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Brazil (12.0%)
Banco Bradesco S.A. ADR (a)	175,000	$2,585
Banco Bradesco S.A. (Preference)	121,500	1,786
BM&F Bovespa S.A.	1,054,600	6,297
Cia de Bebidas das Americas (Preference) ADR (a)	92,100	5,971
Companhia Brasileira de Meios de Pagamento (b)	358,400	3,097
Itau Unibanco Holding S.A. ADR (a)	890,792	14,101
Itau Unibanco Holding S.A. (Preference)	109,721	1,730
Lojas Renner S.A.	63,800	706
MRV Engenharia e Participacoes S.A.	195,400	2,648
NET Servicos de Comunicacao S.A. (Preference) (b)	574,929	5,604
PDG Realty S.A. Empreendimentos e Participacoes	240,700	2,545
Perdigao S.A. (b)	305,997	5,797
Petroleo Brasileiro S.A. ADR (a)	360,893	12,039
Petroleo Brasileiro S.A. (Preference)	351,104	5,834
Ultrapar Participacoes S.A. (Preference)	86,530	2,727
Vale S.A. ADR (a)	890,425	13,668
Vale S.A. (Preference), Class A	31,755	488
		87,623
China/Hong Kong (20.8%)
Anhui Conch Cement Co., Ltd., Class H (a)	821,000	5,122
Bank of China Ltd., Class H (a)	22,318,000	10,575
Beijing Enterprises Holdings Ltd.	910,500	4,538
Belle International Holdings Ltd. (a)	3,795,000	3,332
BYD Electronic International Co., Ltd. (a)(b)	2,694,500	1,648
China Citic Bank, Class H	7,877,000	5,157
China Communications Services Corp., Ltd., Class H (a)	3,408,000	2,102
China Construction Bank Corp., Class H (a)	17,552,000	13,570
China Dongxiang Group Co.	2,571,400	1,724
China Life Insurance Co., Ltd., Class H	2,639,000	9,744
China Mobile Ltd.	1,342,000	13,457
China Oilfield Services Ltd., Class H	2,876,000	3,092
China Railway Construction Corp. Ltd., Class H (b)	907,200	1,397
China Resources Power Holdings Co., Ltd. (a)	1,683,000	3,725
China Zhongwang Holdings Ltd. (b)	5,537,200	7,602
Datang International Power Generation Co., Ltd., Class H (a)	3,946,000	2,385
Dongfeng Motor Group Co., Ltd., Class H (a)	9,779,000	8,224
Fushan International Energy Group Ltd. (b)	2,800,000	1,567
GOME Electrical Appliances Holdings Ltd. (a)(c)	34,717,000	8,646
Industrial & Commercial Bank of China, Class H (a)	20,080,000	13,945
PetroChina Co., Ltd., Class H (a)	11,412,000	12,590
Ping An Insurance Group Co. of China Ltd., Class H (a)	858,500	5,790
Shanghai Industrial Holdings Ltd. (a)	1,944,000	7,890
Yanzhou Coal Mining Co., Ltd., Class H	3,220,000	4,422
		152,244
Czech Republic (2.1%)
CEZ A.S.	151,668	6,835
Komercni Banka A.S.	36,080	4,988
Telefonica O2 Czech Republic A.S.	150,979	3,430
		15,253
Hungary (0.5%)
Richter Gedeon Nyrt	20,629	3,704

India (9.1%)
Axis Bank Ltd.	256,400	4,427
Bharat Heavy Electricals Ltd.	184,914	8,493
Deccan Chronicle Holdings Ltd.	1,051,294	1,625
HDFC Bank Ltd.	263,853	8,176
HDFC Bank Ltd. ADR (a)	23,000	2,372
Hero Honda Motors Ltd.	194,190	5,664
Hindustan Construction Co.	700,700	1,546
Hindustan Petroleum Corp. Ltd.	378,737	2,363
Hindustan Unilever Ltd.	811,314	4,524
Infosys Technologies Ltd.	143,952	5,325
ITC Ltd.	504,000	2,006
Jaiprakash Associates Ltd.	1,059,706	4,513
Maruti Suzuki India Ltd.	100,720	2,244
State Bank of India Ltd.	161,917	5,888
Union Bank Of India	642,116	3,239
Unitech Ltd.	2,495,288	4,135
		66,540
Indonesia (3.8%)
Astra International Tbk PT	1,980,900	4,610
Bank Central Asia Tbk PT	15,310,000	5,279
Bank Mandiri Tbk PT	13,352,500	4,117
Bank Rakyat Indonesia Tbk PT	6,700,000	4,117
Bumi Resources Tbk PT	8,407,000	1,523
Indocement Tunggal Prakarsa Tbk PT	2,529,500	1,915
Perusahaan Gas Negara PT	10,413,500	3,200
Telekomunikasi Indonesia Tbk PT	4,239,500	3,140
		27,901
Israel (1.4%)
Check Point Software Technologies (b)	129,839	3,047
Teva Pharmaceutical Industries Ltd. ADR	149,900	7,396
		10,443
Malaysia (0.9%)
Bumiputra-Commerce Holdings Bhd	1,032,500	2,655
Digi.com Bhd	293,500	1,853
Tenaga Nasional Bhd	964,800	2,093
		6,601
Mexico (4.3%)
America Movil S.A.B. de C.V., Class L ADR (a)	341,149	13,209
Desarrolladora Homex S.A.B. de C.V. ADR (a)(b)	110,631	3,086
Grupo Financiero Banorte S.A.B. de C.V., Class O (a)	2,456,998	5,952
Grupo Televisa S.A. ADR (a)	353,200	6,004
Wal-Mart de Mexico S.A.B. de C.V., Class V (a)	1,091,442	3,237
		31,488

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Panama (0.5%)
Copa Holdings S.A., Class A (a)	91,022	$3,716

Poland (2.9%)
Bank Handlowy w Warszawie S.A. (b)	125,524	1,979
Bank Pekao S.A. (b)	175,421	6,341
Bank Zachodni WBK S.A. (b)	74,492	2,116
Cyfrowy Polsat S.A.	16,218	78
KGHM Polska Miedz S.A.	49,508	1,270
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,470,377	1,882
Powszechna Kasa Oszczednosci
Bank Polski S.A.	634,397	5,106
Telekomunikacja Polska S.A.	501,123	2,428
		21,200
Russia (5.1%)
Gazprom OAO ADR	235,508	4,799
LUKOIL OAO ADR (a)	183,397	8,194
Polyus Gold Co. ADR (a)(b)	129,415	2,679
Rosneft Oil Co. GDR (a)(b)	1,191,622	6,539
RusHydro (b)	23,160,569	867
RusHydro GDR (b)	505,285	1,915
Sberbank	2,280,507	2,872
Vimpel-Communications OJSC ADR (a)(b)	319,308	3,758
Wimm-Bill-Dann Foods OJSC ADR (a)(b)	48,759	2,679
X5 Retail Group N.V. GDR (b)	199,986	3,059
		37,361
South Africa (7.2%)
African Bank Investments Ltd.	969,511	3,498
Anglo Platinum Ltd.	49,327	3,497
AngloGold Ashanti Ltd.	125,320	4,596
AngloGold Ashanti Ltd. ADR (a)	13,910	509
Harmony Gold Mining Co., Ltd. (b)	221,000	2,286
Harmony Gold Mining Co., Ltd. ADR (a)(b)	18,900	195
Impala Platinum Holdings Ltd.	277,000	6,135
Mr. Price Group Ltd.	660,995	2,408
MTN Group Ltd.	772,366	11,868
Naspers Ltd., Class N	289,676	7,635
SABMiller plc	206,152	4,199
Sasol Ltd.	36,504	1,283
Tiger Brands Ltd.	226,399	4,235
		52,344
South Korea (11.9%)
Amorepacific Corp.	5,312	2,848
Cheil Industries, Inc.	74,131	2,662
Cheil Worldwide, Inc.	16,519	3,033
Hana Financial Group, Inc.	108,060	2,305
Hyundai Engineering & Construction Co., Ltd.	58,460	2,438
Hyundai Motor Co.	16,303	945
KB Financial Group, Inc. (b)	137,720	4,587
KT&G Corp.	48,620	2,746
LG Chem Ltd.	59,122	6,447
LG Electronics, Inc.	40,389	3,690
LG Telecom Ltd.	179,060	1,126
NHN Corp. (b)	56,323	7,783
Samsung Electronics Co., Ltd.	38,622	17,887
Samsung Electronics Co., Ltd. (Preference)	15,111	4,606
Samsung Fire & Marine Insurance Co., Ltd.	25,545	3,759
Shinhan Financial Group Co., Ltd. (b)	263,156	6,610
Shinsegae Co., Ltd.	7,396	2,926
SK Telecom Co., Ltd.	23,330	3,185
SSCP Co., Ltd. (b)	119,441	724
Woongjin Coway Co., Ltd.	278,482	6,758
		87,065
Taiwan (10.6%)
Acer, Inc.	2,332,220	4,037
Cathay Financial Holding Co., Ltd. (b)	5,442,250	7,995
Chunghwa Telecom Co., Ltd.	1,387,769	2,768
First Financial Holding Co., Ltd.	3,460,000	2,055
Fubon Financial Holding Co., Ltd.	4,421,000	4,109
HON HAI Precision Industry Co., Ltd.	4,151,600	12,780
HTC Corp.	605,500	8,514
Siliconware Precision Industries Co.	3,193,000	3,676
Taishin Financial Holding Co., Ltd.	11,069,000	4,117
Taiwan Fertilizer Co., Ltd.	1,038,000	3,067
Taiwan Semiconductor Manufacturing Co., Ltd.	8,390,268	13,937
Wistron Corp.	2,966,000	4,895
Wistron Corp. GDR	30,550	508
Yuanta Financial Holding Co., Ltd.	7,754,000	5,188
		77,646
Thailand (1.9%)
Bangkok Bank PCL	21,400	70
Bangkok Bank PCL NVDR (a)	1,226,300	3,859
Kasikornbank PCL (Foreign) (a)	1,591,100	3,355
Kasikornbank PCL NVDR	713,200	1,375
PTT Exploration & Production PCL (Foreign)	476,300	1,901
PTT PCL (Foreign)	222,300	1,527
Siam Commercial Bank PCL (Foreign)	962,300	2,118
		14,205
Turkey (3.6%)
Akbank T.A.S.	1,053,913	4,684
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	317,908	2,857
Haci Omer Sabanci Holding A.S.	540,754	1,449
Turk Telekomunikasyon A.S.	491,396	1,535
Turkcell Iletisim Hizmet A.S.	455,100	2,521
Turkiye Garanti Bankasi A.S. (b)	2,921,950	7,823
Turkiye Halk Bankasi A.S.	647,043	2,539
Turkiye Is Bankasi A.S., Class C	996,566	2,915
		26,323
Total Common Stocks (Cost $756,108)		721,657

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (b)(d) (Cost $708)	3,926,900	3,828

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	No. of Rights	Value (000)
Rights (0.0%)
China/Hong Kong (0.0%)
China Resources Power Holdings Co., Ltd., expires 7/10/09 (b) (Cost $—)	168,300	$69

	Shares
Short-Term Investments (11.9%)
Securities held as Collateral on Loaned Securities (11.0%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	60,864,577	60,864

	Face Amount (000)
Repurchase Agreement (2.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $19,824; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $20,220.	$19,824	19,824
		80,688

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	6,679,761	6,680
Total Short-Term Investments (Cost $87,368)		87,368
Total Investments (111.0%) (Cost $844,184) — Including $71,429 of Securities Loaned (e)		812,922
Liabilities in Excess of Other Assets (-11.0%)		(80,717)
Net Assets (100%)		$732,205

(a)	All or a portion of security on loan at June 30, 2009.
(b)	Non-income producing security.
(c)	Security has been deemed illiquid at June 30, 2009.
(d)

See Note I within the Notes to Financial Statements regarding investments in the Morgan Stanley Growth Fund and the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)

The approximate market value and percentage of total investments, $580,201,000 and 71.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	2,176	$1,110	7/1/09	USD	1,117	$1,117	$7
BRL	208	106	7/2/09	USD	106	106	—	@
BRL	315	160	7/6/09	USD	161	161	1
HKD	53	7	7/1/09	USD	7	7	—	@
HKD	444	57	7/1/09	USD	57	57	—	@
INR	35,177	735	7/2/09	USD	734	734	(1)
MXN	5,358	407	7/1/09	USD	406	406	(1)
MXN	3,083	234	7/2/09	USD	235	235	1
USD	216	216	7/1/09	BRL	420	214	(2)
USD	166	166	7/2/09	HUF	32,366	167	1
USD	503	503	7/3/09	HUF	97,487	503	—	@
USD	79	79	7/2/09	PLN	251	79	—	@
		$3,780				$3,786	$6

BRL	— Brazilian Real
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 7 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Airlines	$3,716	$—	$—	$3,716
Automobiles	—	21,687	—	21,687
Beverages	5,971	7,056	—	13,027
Capital Markets	—	5,188	—	5,188
Chemicals	—	12,900	—	12,900
Commercial Banks	28,504	152,981	—	181,485
Commercial Services	3,097	—	—	3,097
Communications Equipment	—	1,648	—	1,648
Computers & Peripherals	—	17,954	—	17,954
Construction & Engineering	—	12,983	—	12,983
Construction Materials	—	7,037	—	7,037

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks: (cont’d)
Diversified Financial Services	$6,297	$9,056	$—	$15,353
Diversified Telecommunication Services	3,758	15,403	—	19,161
Electric Utilities	—	11,710	—	11,710
Electrical Equipment	—	8,493	—	8,493
Electronic Equipment, Instruments & Components	—	12,780	—	12,780
Energy Equipment & Services	—	3,092	—	3,092
Food & Staples Retailing	3,237	5,985	—	9,222
Food Products	8,476	4,235	—	12,711
Gas Utilities	—	3,200	—	3,200
Household Durables	8,279	10,448	—	18,727
Household Products	—	4,524	—	4,524
Independent Power Producers & Energy Traders	—	6,110	—	6,110
Industrial Conglomerates	—	16,941	—	16,941
Information Technology Services	—	5,325	—	5,325
Insurance	—	27,288	—	27,288
Internet Software & Services	—	7,783	—	7,783
Media	11,686	12,293	—	23,979
Metals & Mining	14,860	22,030	—	36,890
Multiline Retail	706	—	—	706
Oil, Gas & Consumable Fuels	20,600	47,023	—	67,623
Personal Products	—	2,848	—	2,848
Pharmaceuticals	7,396	3,704	—	11,100
Real Estate Management & Development	—	4,135	—	4,135
Semiconductors & Semiconductor Equipment	—	40,106	—	40,106
Software	3,047	—	—	3,047
Specialty Retail	—	14,386	—	14,386
Textiles, Apparel & Luxury Goods	—	1,724	—	1,724
Tobacco	—	4,752	—	4,752
Wireless Telecommunication Services	13,209	34,010	—	47,219
Total Common Stocks	142,839	578,818	—	721,657

Forwards	—	10	—	10
Investment Companies	3,828	—	—	3,828
Rights	—	69	—	69
Short-Term Investments
Investment Companies	67,544	—	—	67,544
Repurchase Agreements	—	19,824	—	19,824
Total Short-Term Investments	67,544	19,824	—	87,368
Total Assets	214,211	598,721	—	812,932
Liabilities:
Forwards	—	(4)	—	(4)
Total Liabilities	—	(4)	—	(4)
Total	$214,211	$598,717	$—	$812,928

Portfolio Composition*

Classification	Percentage of Total Investments
Commercial Banks	24.8%
Oil, Gas & Consumable Fuels	9.2
Wireless Telecommunication Services	6.4
Semiconductors & Semiconductor Equipment	5.5
Metals & Mining	5.0
Other**	48.2
Short-Term Investment	0.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $775,932)	$741,550
Investments in Securities of Affiliated Issuers, at Value (Cost $68,252)	71,372
Total Investments in Securities, at Value (Cost $844,184)	812,922
Foreign Currency, at Value (Cost $4,678)	4,682
Receivable for Investments Sold	3,455
Dividends Receivable	2,900
Receivable for Portfolio Shares Sold	236
Foreign Withholding Tax Reclaim Receivable	58
Receivable from Affiliate	13
Unrealized Appreciation on Foreign Currency Exchange Contracts	10
Interest Receivable	4
Other Assets	13
Total Assets	824,293
Liabilities:
Collateral on Securities Loaned, at Value	80,688
Payable for Investments Purchased	6,470
Bank Overdraft	2,054
Investment Advisory Fees Payable	2,053
Payable for Portfolio Shares Redeemed	468
Administration Fees Payable	151
Custodian Fees Payable	143
Distribution Fees — Class II Shares	11
Unrealized Depreciation on Foreign Currency Exchange Contracts	4
Other Liabilities	46
Total Liabilities	92,088
NET ASSETS	$732,205
Net Assets Consist of:
Paid-in Capital	$1,018,760
Undistributed Net Investment Income	1,623
Accumulated Net Realized Loss	(256,975)
Unrealized Appreciation (Depreciation) on:
Investments	(31,262)
Foreign Currency Exchange Contracts and Translations	59
Net Assets	$732,205
CLASS I:
Net Assets	$447,144
Net Asset Value, Offering and Redemption Price Per Share Applicable to 44,753,608 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.99
CLASS II:
Net Assets	$285,061
Net Asset Value, Offering and Redemption Price Per Share Applicable to 28,617,963 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.96

(1) Including:
Securities on Loan, at Value	$71,429

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $643 Foreign Taxes Withheld)	$8,329
Dividends from Security of Affiliated Issuer	50
Interest from Securities of Unaffiliated Issuers	13
Total Investment Income	8,392
Expenses:
Investment Advisory Fees (Note B)	3,623
Administration Fees (Note C)	730
Distribution Fees — Class II Shares (Note D)	386
Custodian Fees (Note F)	207
Professional Fees	29
Shareholder Reporting Fees	28
Directors’ Fees and Expenses	7
Transfer Agency Fees (Note E)	3
Other	17
Total Expenses	5,030
Distribution Fees — Class II Shares Waived (Note D)	(330)
Rebate from Morgan Stanley Affiliates (Note I)	(21)
Expense Offset (Note F)	— @
Net Expenses	4,679
Net Investment Income	3,713
Realized Gain (Loss) on:
Investments Sold	(140,227)
Foreign Currency Transactions	1,426
Net Realized Loss	(138,801)
Change in Unrealized Appreciation (Depreciation) on:
Investments	300,153
Foreign Currency Exchange Contracts and Translations	(181)
Net Change in Unrealized Appreciation (Depreciation)	299,972
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	161,171
Net Increase in Net Assets Resulting from Operations	$164,884

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$3,713	$5,830
Net Realized Loss	(138,801)	(114,652)
Net Change in Unrealized Appreciation (Depreciation)	299,972	(735,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	164,884	(844,338)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(244,709)
Class II:
Net Realized Gain	—	(109,281)
Total Distributions	—	(353,990)
Capital Share Transactions:(1)
Class I:
Subscriptions	53,319	110,790
Distributions Reinvested	—	244,709
Redemptions	(58,878)	(408,799)
Class II:
Subscriptions	34,087	111,752
Distributions Reinvested	—	109,281
Redemptions	(19,558)	(84,554)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,970	83,179
Total Increase (Decrease) in Net Assets	173,854	(1,115,149)
Net Assets:
Beginning of Period	558,351	1,673,500
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,623 and $(2,090))	$732,205	$558,351

(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,405	6,278
Shares Issued on Distributions Reinvested	—	17,089
Shares Redeemed	(7,431)	(27,851)
Net Decrease in Class I Shares Outstanding	(1,026)	(4,484)
Class II:
Shares Subscribed	3,919	6,920
Shares Issued on Distributions Reinvested	—	7,642
Shares Redeemed	(2,521)	(6,043)
Net Increase in Class II Shares Outstanding	1,398	8,519

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30,2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.66		$24.27	$19.53		$14 .73	$11.05	$9.04
Income (Loss) from Investment Operations
Net Investment Income#	0.05		0.08	0.01		0.05	0.10	0.07
Net Realized and Unrealized Gain (Loss)	2.28		(11.33)	7.45		5.27	3.63	2.00
Total from Investment Operations	2.33		(11.25)	7.46		5.32	3.73	2.07
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.10)		(0.13)	(0.05)	(0.06)
Net Realized Gain	—		(5.36)	(2.62)		(0.39)	—	—
Total Distributions	—		(5.36)	(2.72)		(0.52)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.99		$7.66	$24.27		$19.53	$14.73	$11.05
Total Return±	30.42	%*	(56.62)%	40.45%		37.14%	33.85%	23.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$447,144		$350,649	$1,220,017		$868,701	$647,447	$397,693
Ratio of Expenses to Average Net Assets(1)	1.58	%**+	1.60%+	1.58	%+	1.62%†	1.65%	1.70%
Ratio of Net Investment Income to Average Net Assets(1)	1.28	%**+	0.52%+	0.03	%+	0.31%	0.81%	0.71%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	33	%*	98%	107%		77%	53%	72%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		1.62%+	1.58	%+	1 .63%	1.66%	1.71%
Net Investment Income to Average Net Assets	N/A		0.50%+	0.03	%+	0 .30%	0.80%	0.70%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.63		$24.25	$19.52	$14 .71	$11.04	$9.03
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.05		0.07	(0.01)	0.03	0.08	0.06
Net Realized and Unrealized Gain (Loss)	2.28		(11.33)	7.46	5.30	3.64	2.01
Total from Investment Operations	2.33		(11.26)	7.45	5.33	3.72	2.07
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.10)	(0.13)	(0.05)	(0.06)
Net Realized Gain	—		(5.36)	(2.62)	(0.39)	—	—
Total Distributions	—		(5.36)	(2.72)	(0.52)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.96		$7.63	$24.25	$19.52	$14.71	$11.04
Total Return±	30.54	%*	(56.74)%	40.45%	37.17%	33.76%	23.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$285,061		$207,702	$453,483	$229,038	$92,594	$31,942
Ratio of Expenses to Average Net Assets(1)	1.63	%**+	1.65%+	1.63%+	1.67%†	1.70%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.26	%**+	0.47%+	(0.04)%+	0.19%	0.66%	0.64%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	33	%*	98%	107%	77%	53%	72%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.93	%**+	1.97%+	1.93%+	1.98%	2.01%	2.06%
Net Investment Income (Loss) to Average Net Assets	0.96	%**+	0.15%+	(0.34)%+	(0.12)%	0.35%	0.33%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

§	Amount is less than 0.005%.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $71,429,000 and related collateral outstanding at June 30, 2009 was approximately $80,688,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $22,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables	$10
Liabilities:
Foreign Currency Contracts	Payables	$(4)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$1,400

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(241)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

7.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8.              Subsequent Events: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009,

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (“MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as the investment sub-adviser (the “Sub-Adviser”) for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $330,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$91,161	$262,829	$11,188	$136,873

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to in-kind redemptions and foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(2,235)	$(2,464)	$4,699

At December 31, 2008, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$844,184	$75,956	$(107,218)	$(31,262)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $93,946,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,315,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Morgan Stanley Growth Fund. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$2,543	—	—	—	$3,828

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$25,418	$296,638	$254,512	$50	$67,544

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $214,039,000 and $187,598,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $22,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2009, the Portfolio incurred no brokerage commissions with China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.1% and 79.1%, for Class I and Class II shares, respectively.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-(800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFEMESAN
IU09-03605P-Y06/09

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Capital Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Examples

Capital Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Capital Growth Class I	$1,000.00	$1,264.00	$1,020.58	$4.77	$4.26	0.85%
Capital Growth Class II	1,000.00	1,263.20	1,019.34	6.17	5.51	1.10

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with the peer group average, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Advertising Agencies (0.5%)
Monster Worldwide, Inc. (a)	30,368	$359

Air Transport (2.3%)
Expeditors International of Washington, Inc.	49,578	1,653

Biotechnology Research & Production (2.3%)
Illumina, Inc. (a)	42,679	1,662

Building: Cement (2.5%)
Cemex S.A.B. de C.V. ADR (a)	76,240	712
Martin Marietta Materials, Inc.	13,477	1,063
		1,775
Casinos & Gambling (2.0%)
Wynn Resorts Ltd. (a)	40,688	1,436

Chemicals (5.2%)
Monsanto Co.	49,806	3,703

Communications Technology (8.3%)
America Movil S.A.B. de C.V., Class L ADR	31,482	1,219
Cisco Systems, Inc. (a)	89,119	1,661
QUALCOMM, Inc.	24,835	1,123
Research In Motion Ltd. (a)	27,180	1,931
		5,934
Computer Services Software & Systems (14.8%)
Baidu, Inc. ADR (a)	5,335	1,606
Google, Inc., Class A (a)	11,421	4,815
Salesforce.com, Inc. (a)	31,700	1,210
Tencent Holdings Ltd.	182,400	2,124
VMware, Inc., Class A (a)	17,624	481
Yahoo!, Inc. (a)	20,378	319
		10,555
Computer Technology (5.8%)
Apple, Inc. (a)	28,844	4,108
Seagate Technology, Inc. (a)(b)(c)	27,600	—
		4,108
Diversified Financial Services (2.3%)
CME Group, Inc.	5,214	1,622

Drugs & Pharmaceuticals (2.0%)
Allergan, Inc.	19,904	947
Gen-Probe, Inc. (a)	11,222	482
		1,429
Electronics: Medical Systems (1.0%)
Intuitive Surgical, Inc. (a)	4,552	745

Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	3,903	633

Energy — Miscellaneous (7.3%)
Southwestern Energy Co. (a)	59,451	2,310
Ultra Petroleum Corp. (a)	73,898	2,882
		5,192
Finance Companies (2.4%)
BM&F Bovespa S.A.	288,232	1,721

Financial — Miscellaneous (10.3%)
American Express Co.	50,178	1,166
Berkshire Hathaway, Inc., Class B (a)	506	1,465
Mastercard, Inc., Class A	11,690	1,956
Redecard S.A.	128,093	1,961
Visa, Inc., Class A	12,617	786
		7,334
Insurance: Multi-Line (1.5%)
Loews Corp.	38,487	1,054

Media (1.0%)
McGraw-Hill Cos., Inc. (The)	23,166	697

Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A	148,528	2,535

Restaurants (2.4%)
Starbucks Corp. (a)	120,859	1,679

Retail (8.0%)
Amazon.com, Inc. (a)	59,224	4,955
Sears Holdings Corp. (a)	11,056	735
		5,690
Services: Commercial (5.1%)
China Merchants Holdings (International) Co., Ltd.	110,000	316
Corporate Executive Board Co. (The)	24,428	507
eBay, Inc. (a)	61,453	1,053
Leucadia National Corp. (a)	84,154	1,775
		3,651
Shipping (1.6%)
C.H. Robinson Worldwide, Inc.	22,066	1,151

Wholesalers (2.3%)
Li & Fung Ltd.	618,000	1,652
Total Common Stocks (Cost $78,420)		67,970

Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $3,560)	3,559,777	3,560

Total Investments (100.4%) (Cost $81,980) (e)		71,530
Liabilities in Excess of Other Assets (-0.4%)		(304)
Net Assets (100%)		$71,226

(a)	Non-income producing security.
(b)

At June 30, 2009, the Portfolio held a fair valued security valued at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at June 30, 2009.
(d)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $4,092,000 and 5.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 4 to the financial statements for further information regarding fair value measurement.)

		Level 2
Investment Type	Level 1 Quoted prices	Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Common Stocks
Advertising Agencies	$359	$—	$—		$359
Air Transport	1,653	—	—		1,653
Biotechnology Research & Production	1,662	—	—		1,662
Building: Cement	1,775	—	—		1,775
Casinos & Gambling	1,436	—	—		1,436
Chemicals	3,703	—	—		3,703
Communications Technology	5,934	—	—		5,934
Computer Services Software & Systems	8,431	2,124	—		10,555
Computer Technology	4,108	—	—	†	4,108
Diversified Financial Services	1,622	—	—		1,622
Drugs & Pharmaceuticals	1,429	—	—		1,429
Electronics: Medical Systems	745	—	—		745
Electronics:
Semi-Conductors/Components	633	—	—		633
Energy — Miscellaneous	5,192	—	—		5,192
Finance Companies	1,721	—	—		1,721
Financial — Miscellaneous	7,334	—	—		7,334
Insurance: Multi-Line	1,054	—	—		1,054
Media	697	—	—		697
Real Estate Investment Trusts (REIT)	2,535	—	—		2,535
Restaurants	1,679	—	—		1,679
Retail	5,690	—	—		5,690
Services: Commercial	3,335	316	—		3,651
Shipping	1,151	—	—		1,151
Wholesalers	—	1,652	—		1,652
Total Common Stocks	63,878	4,092	—	†	67,970
Short-Term Investment
Investment Company	3,560	—	—		3,560
Total Assets	67,438	4,092	—	†	71,530
Total	$67,438	$4,092	$—	†	$71,530

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

†  Includes a security which is valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	14.8%
Financial — Miscellaneous	10.2
Communications Technology	8.3
Retail	8.0
Energy — Miscellaneous	7.3
Computer Technology	5.7
Chemicals	5.2
Services: Commercial	5.1
Other*	30.4
Short-Term Investment	5.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Capital Growth Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $78,420)	$67,970
Investment in Security of Affiliated Issuer, at Value (Cost $3,560)	3,560
Total Investments in Securities, at Value (Cost $81,980)	71,530
Dividends Receivable	31
Receivable for Portfolio Shares Sold	21
Receivable from Affiliate	1
Foreign Currency, at Value (Cost $—@)	—	@
Other Assets	1
Total Assets	71,584
Liabilities:
Payable for Portfolio Shares Redeemed	223
Investment Advisory Fees Payable	84
Administration Fees Payable	15
Distribution Fees — Class II Shares	3
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	30
Total Liabilities	358
NET ASSETS	$71,226
Net Assets Consist of:
Paid-in Capital	$99,752
Undistributed Net Investment Income	3
Accumulated Net Realized Loss	(18,079)
Unrealized Appreciation (Depreciation) on:
Investments	(10,450)
Foreign Currency Translations	—	@
Net Assets	$71,226
CLASS I:
Net Assets	$54,272
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,212,376 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.88
CLASS II:
Net Assets	$16,954
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,332,886 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.72

@  Amount is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Capital Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 Foreign Taxes Withheld)	$288
Dividends from Security of Affiliated Issuer	4
Total Investment Income	292
Expenses:
Investment Advisory Fees (Note B)	158
Administration Fees (Note C)	79
Distribution Fees — Class II Shares (Note D)	24
Professional Fees	12
Shareholder Reporting Fees	8
Custodian Fees (Note F)	4
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note E)	— @
Other	9
Total Expenses	295
Distribution Fees — Class II Shares Waived (Note D)	(7)
Investment Advisory Fees Voluntarily Waived (Note B)	(2)
Rebate from Morgan Stanley Affiliates (Note I)	(1)
Expense Offset (Note F)	— @
Net Expenses	285
Net Investment Income	7
Realized Gain (Loss) on:
Investments Sold	(1,146)
Foreign Currency Transactions	(2)
Net Realized Loss	(1,148)
Change in Unrealized Appreciation (Depreciation) on:
Investments	15,862
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	15,862
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	14,714
Net Increase in Net Assets Resulting from Operations	$14,721

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Capital Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7	$(12)
Net Realized Gain (Loss)	(1,148)	1,182
Net Change in Unrealized Appreciation (Depreciation)	15,862	(65,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,721	(64,109)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(167)
Capital Share Transactions:(1)
Class I:
Subscriptions	972	5,595
Distributions Reinvested	—	167
Redemptions	(6,325)	(32,528)
Class II:
Subscriptions	3,630	5,649
Redemptions	(2,107)	(7,389)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,830)	(28,506)
Total Increase (Decrease) in Net Assets	10,891	(92,782)
Net Assets:
Beginning of Period	60,335	153,117
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3 and $(4))	$71,226	$60,335
(1) Capital Share Transactions:
Class I:
Shares Subscribed	83	371
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(577)	(1,969)
Net Decrease in Class I Shares Outstanding	(494)	(1,589)
Class II:
Shares Subscribed	291	375
Shares Redeemed	(190)	(483)
Net Increase (Decrease) in Class II Shares Outstanding	101	(108)

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months Ended June 30,2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.19		$20.09		$16.48		$15.83	$13.75	$12.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.00	†	0.01		0.05		(0.03)	(0.01)	0.07
Net Realized and Unrealized Gain (Loss)	2.69		(9.88)		3.56		0.68	2.16	0.92
Total from Investment Operations	2.69		(9.87)		3.61		0.65	2.15	0.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		—	(0.07)	(0.02)
Net Asset Value, End of Period	$12.88		$10.19		$20.09		$16.48	$15.83	$13.75
Total Return ±	26.40	%*	(49.19)%		21.91%		4.11%	15.71%	7.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,272		$47,933		$126,476		$124,941	$141,764	$150,361
Ratio of Expenses to Average Net Assets(1)	0.85	%**+	0.85	%+	0.82	%+	0.84%	0.83%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.08	%**+	0.03	%+	0.30	%+	(0.21)%	(0.09)%	0.53%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%*	42%		55%		63%	84%	177%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.85	%**+	0.85	%+	N/A		N/A	N/A	0.89%
Net Investment Income to Average Net Assets	0.08	%**+	0.03	%+	N/A		N/A	N/A	0.49%

#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Capital Growth Portfolio

	Class II
	Six Months Ended June 30,2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.07		$19.88		$16.34		$15.74	$13.68	$12.75
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.01)		(0.03)		0.01		(0.07)	(0.05)	0.05
Net Realized and Unrealized Gain (Loss)	2.66		(9.78)		3.53		0.67	2.16	0.90
Total from Investment Operations	2.65		(9.81)		3.54		0.60	2.11	0.95
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—	(0.05)	(0.02)
Net Asset Value, End of Period	$12.72		$10.07		$19.88		$16.34	$15.74	$13.68
Total Return ±	26.32	%*	(49.35)%		21.66%		3.81%	15.48%	7.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,954		$12,402		$26,641		$24,626	$24,838	$18,797
Ratio of Expenses to Average Net Assets(1)	1.10	%**+	1.10	%+	1.07	%+	1.09%	1.08%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.18	)%**+	(0.20	)%+	0.05	%+	(0.45)%	(0.33)%	0.39%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%*	42%		55%		63%	84%	177%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.20	%**+	1.20	%+	1.17	%+	1.19%	1.18%	1.24%
Net Investment Income (Loss) to Average Net Assets	(0.28	)%**+	(0.30	)%+	(0.05	)%+	(0.55)%	(0.43)%	0.26%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Capital Growth Portfolio (formerly, Equity Growth Portfolio). The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding foreign currency exchange contracts.

4.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The following table set forth by primary risk exposure the Portfolio’s realized gains (losses) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$(2)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

6.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $2,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $7,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$167	$—	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(205)	$90	$115

At December 31, 2008, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$81,980	$9,304	$(19,754)	$(10,450)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, post-October capital and currency losses of approximately $376,000 and $500, respectively.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $15,930,000, of which, $9,012,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $182,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Capital Growth Fund. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire on December 31, 2010.

During the year ended December 31, 2008, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,267,000, of which approximately $325,000 of capital losses was acquired from the LSA Capital Growth Fund was utilized for Federal tax purposes during the year ended December 31, 2008.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Funds — Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$2,279	$7,960	$6,679	$4	$3,560

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,009,000 and $8,945,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83.5% and 93.9%, for Class I and Class II shares, respectively.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-(800)-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFCGSAN
IU09-03602P-Y06/09

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Equity and Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Equity and Income Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Equity and Income Class II	$1,000.00	$1,021.40	$1,021.12	$3.71	$3.71	0.74%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee, total expense ratio and performance were competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (29.4%)
Advertising (0.0%)
WPP Finance,
8.00%, 9/15/14	$100	$102

Aerospace & Defense (0.5%)
Boeing Co. (The),
6.00%, 3/15/19	130	142
L-3 Communications Holdings, Inc. (Convertible),
3.00%, 8/1/35	2,496	2,412
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (a)	107	107
		2,661
Agency Fixed Rate Mortgages (0.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26	10	10
8.00%, 6/1/31	7	7
Federal National Mortgage Association,
Conventional Pools:
8.00%, 5/1/31	12	13
8.50%, 12/1/30	5	5
9.50%, 4/1/30	20	22
		57
Agriculture (0.0%)
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	60	63

Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09	100	100
7.25%, 2/15/11	10	11
		111
Apparel (0.2%)
Iconix Brand Group, Inc. (Convertible),
1.88%, 6/30/12	950	818

Asset Backed Securities (0.1%)
Capital Auto Receivables Asset Trust,
4.98%, 5/15/11	236	240
Capital One Auto Finance Trust,
5.07%, 7/15/11	50	50
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	90	90
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	96	96
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	74	75
4.41%, 6/15/12	131	133
		684
Auto Parts & Equipment (0.3%)
BorgWarner, Inc. (Convertible),
3.50%, 4/15/12	1,397	1,765

Automobiles (0.1%)
Daimler Finance North America LLC,
7.30%, 1/15/12	170	176
8.50%, 1/18/31	70	74
		250
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (a)	215	231
Coca-Cola Co. (The),
4.88%, 3/15/19	220	227
Diageo Capital plc,
5.75%, 10/23/17	150	157
7.38%, 1/15/14	90	102
		717
Biotechnology (2.1%)
Amgen, Inc.,
5.70%, 2/1/19	110	116
5.85%, 6/1/17	300	319
Amgen, Inc. (Convertible),
0.38%, 2/1/13	2,400	2,178
0.38%, 2/1/13 (a)	2,400	2,178
Amylin Pharmaceuticals, Inc. (Convertible),
3.00%, 6/15/14	1,628	1,062
Biogen Idec, Inc.,
6.88%, 3/1/18	180	183
Life Technologies Corp. (Convertible),
1.50%, 2/15/24	2,026	2,018
3.25%, 6/15/25	468	490
Millipore Corp. (Convertible),
3.75%, 6/1/26	2,689	2,669
		11,213
Chemicals (0.1%)
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	155	168
Monsanto Co.,
5.13%, 4/15/18	60	62
Potash Corp of Saskatchewan, Inc.,
6.50%, 5/15/19	150	162
		392
Commercial Banks (0.1%)
HBOS plc,
6.75%, 5/21/18 (a)	325	246
PNC Funding Corp.,
6.70%, 6/10/19	165	170
		416
Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	1,256	1,225

Communications & Media (1.4%)
Comcast Corp.,
5.70%, 5/15/18	600	605
6.50%, 1/15/17	35	37
Interpublic Group of Cos., Inc. (Convertible),
4.25%, 3/15/23	1,273	1,136
4.75%, 3/15/23	814	720
4.75%, 3/15/23 (a)	1,209	1,068
Liberty Media LLC (Convertible),
3.13%, 3/30/23	1,542	1,317
News America, Inc.,
6.90%, 3/1/19 (a)	280	292
Omnicom Group, Inc. (Convertible),
Zero Coupon, 7/31/32	1,047	1,051

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Communications & Media (cont’d)
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	$240	$244
8.25%, 4/1/19	90	102
8.75%, 2/14/19	225	263
Time Warner, Inc.,
5.88%, 11/15/16	120	118
7.70%, 5/1/32	170	168
Viacom, Inc.,
6.88%, 4/30/36	195	180
Vivendi,
6.63%, 4/4/18 (a)	150	151
		7,452
Communications Equipment (0.4%)
Cisco Systems, Inc.,
4.95%, 2/15/19	215	215
5.90%, 2/15/39	30	30
JDS Uniphase Corp. (Convertible),
1.00%, 5/15/26 (a)	1,100	820
Telecom Italia Capital S.A.,
4.88%, 10/1/10	40	40
7.00%, 6/4/18	270	274
7.18%, 6/18/19	140	142
Telefonica Europe B.V.,
8.25%, 9/15/30	395	490
		2,011
Computers & Peripherals (1.3%)
Cadence Design Systems, Inc. (Convertible),
1.38%, 12/15/11	1,416	1,170
1.50%, 12/15/13	860	572
DST Systems, Inc. (Convertible),
4.13%, 8/15/23 (b)	2,431	2,410
Hewlett-Packard Co.,
4.75%, 6/2/14	175	183
5.50%, 3/1/18	85	89
International Business Machines Corp.,
7.63%, 10/15/18	180	215
8.00%, 10/15/38	100	130
NetApp, Inc. (Convertible),
1.75%, 6/1/13 (a)	995	879
SanDisk Corp. (Convertible),
1.00%, 5/15/13	2,472	1,564
		7,212
Containers & Packaging (0.0%)
Sealed Air Corp.,
7.88%, 6/15/17 (a)	95	94

Diversified Commercial Services (0.1%)
President and Fellows of Harvard College,
6.00%, 1/15/19 (a)	250	273

Diversified Financial Services (2.5%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (a)	405	381
American Express Co.,
8.13%, 5/20/19	10	10
American Express Credit Corp.,
7.30%, 8/20/13	325	338
Bank of America Corp.,
5.65%, 5/1/18	280	248
5.75%, 12/1/17	865	771
7.63%, 6/1/19	25	25
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	200	204
5.13%, 8/27/13	195	205
Barclays Bank plc,
6.75%, 5/22/19	220	219
BB&T Corp.,
6.85%, 4/30/19	165	172
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	185	195
BP Capital Markets plc,
3.88%, 3/10/15	90	90
4.75%, 3/10/19	205	205
Capital One Financial Corp.,
7.38%, 5/23/14	105	108
Catlin Insurance Co., Ltd.,
7.25%, (a)(c)(d)	220	123
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	815	715
Credit Suisse USA, Inc.,
5.13%, 8/15/15	140	144
Credit Suisse, New York,
5.00%, 5/15/13	105	107
5.50%, 5/1/14	200	208
Farmers Exchange Capital,
7.05%, 7/15/28 (a)	200	139
General Electric Capital Corp.,
4.75%, 9/15/14	75	74
5.63%, 5/1/18	645	611
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	855	834
6.75%, 10/1/37	200	178
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (a)	190	165
HSBC Finance Corp.,
6.38%, 10/15/11	445	456
6.75%, 5/15/11	175	180
8.00%, 7/15/10	85	88
John Deere Capital Corp.,
5.75%, 9/10/18	155	158
JPMorgan Chase & Co.,
2.13%, 12/26/12	2,150	2,141
4.75%, 5/1/13	720	730
6.00%, 1/15/18	380	378
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	285	264
National City Corp. (Convertible),
4.00%, 2/1/11	78	77
Nationwide Building Society,
4.25%, 2/1/10 (a)	310	309
NYSE Euronext,
4.80%, 6/28/13	250	259
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (a)	140	135

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Diversified Financial Services (cont’d)
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	$145	$124
State Street Corp.,
4.30%, 5/30/14	55	54
U.S. Bancorp,
4.20%, 5/15/14	200	203
UBS AG,
5.88%, 12/20/17	225	210
Wells Fargo & Co.,
5.63%, 12/11/17	740	730
Xlliac Global Funding,
4.80%, 8/10/10 (a)	315	293
		13,258
Diversified Telecommunication Services (0.5%)
Alcatel-Lucent USA, Inc. (Convertible),
2.88%, 6/15/25	1,570	1,121
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19	95	96
8.75%, 6/15/30	175	205
France Telecom S.A.,
8.50%, 3/1/31	90	116
Verizon Communications, Inc.,
5.50%, 2/15/18	550	547
6.35%, 4/1/19	235	245
8.95%, 3/1/39	165	209
		2,539
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20

Electrical Equipment (0.0%)
Cooper U.S., Inc.,
5.25%, 11/15/12	165	176

Entertainment (0.4%)
International Game Technology (Convertible),
3.25%, 5/1/14 (a)	2,096	2,266

Food & Staples Retailing (0.2%)
CVS Caremark Corp.,
6.60%, 3/15/19	50	53
CVS Pass-Through Trust,
6.04%, 12/10/28 (a)	254	218
8.35%, 7/10/31 (a)	35	35
Walgreen Co.,
5.25%, 1/15/19	220	229
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	260	254
4.25%, 4/15/13	355	369
6.20%, 4/15/38	65	70
		1,228
Food Products (0.3%)
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	160	168
ConAgra Foods, Inc.,
7.00%, 10/1/28	40	40
8.25%, 9/15/30	180	201
Delhaize America, Inc.,
9.00%, 4/15/31	45	55
Delhaize Group,
5.88%, 2/1/14	165	170
FBG Finance Ltd.,
5.13%, 6/15/15 (a)	295	277
General Mills, Inc.,
5.25%, 8/15/13	130	137
5.65%, 2/15/19	190	199
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	205	213
6.88%, 1/26/39	180	191
7.00%, 8/11/37	85	90
		1,741
Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.,
5.38%, 6/1/18	70	73
Medtronic, Inc. (Convertible),
1.50%, 4/15/11	2,305	2,242
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	937	712
		3,027
Health Care Providers & Services (0.8%)
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,509
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	3,331	2,323
Roche Holdings, Inc.,
6.00%, 3/1/19 (a)	355	379
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	188
WellPoint, Inc.,
4.25%, 12/15/09	80	81
7.00%, 2/15/19	40	41
		4,521
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.,
5.00%, 2/1/19	55	56
5.70%, 2/1/39	300	298
6.30%, 10/15/37	10	11
Yum! Brands, Inc.,
6.25%, 3/15/18	100	103
8.88%, 4/15/11	140	153
		621
Household Durables (0.1%)
Emerson Electric Co.,
4.88%, 10/15/19	125	125
5.00%, 4/15/19	45	46
LG Electronics, Inc.,
5.00%, 6/17/10 (a)	130	129
		300
Household Products (0.0%)
Procter & Gamble Co. (The),
4.60%, 1/15/14	65	68
4.70%, 2/15/19	50	51
5.55%, 3/5/37	35	36
		155

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Industrial Conglomerates (0.9%)
3M Co. (Convertible),
Zero Coupon, 11/21/32 (d)	$3,312	$2,799
General Electric Co.,
5.25%, 12/6/17	1,035	1,018
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	215	217
Textron, Inc. (Convertible),
4.50%, 5/1/13	757	763
		4,797
Industrials (0.1%)
Honeywell International, Inc.,
5.30%, 3/1/18	160	167
Kroger Co. (The),
5.00%, 4/15/13	120	123
6.40%, 8/15/17	75	80
		370
Insurance (0.3%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	135	137
5.90%, 6/15/19	35	35
Allstate Corp. (The),
7.45%, 5/16/19	140	152
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	475	490
Chubb Corp.,
5.75%, 5/15/18	50	52
MetLife, Inc.,
6.75%, 6/1/16	50	51
6.82%, 8/15/18	220	222
7.72%, 2/15/19	40	43
Principal Financial Group, Inc.,
8.88%, 5/15/19	140	147
Prudential Financial, Inc.,
6.63%, 12/1/37	95	82
7.38%, 6/15/19	70	69
Travelers Cos., Inc. (The),
5.80%, 5/15/18	160	165
5.90%, 6/2/19	55	57
		1,702
Machinery (0.1%)
Caterpillar, Inc.,
7.90%, 12/15/18	55	63
Parker Hannifin Corp.,
5.50%, 5/15/18	190	195
		258
Metals & Mining (0.1%)
Alcoa, Inc. (Convertible),
5.25%, 3/15/14	300	527
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	130	130
		657
Office Electronics (0.0%)
Xerox Corp.,
6.35%, 5/15/18	190	170

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.,
6.90%, 9/15/18	120	138
Cameron International Corp. (Convertible),
2.50%, 6/15/26	628	717
Chevron Corp.,
4.95%, 3/3/19	265	274
ConocoPhillips,
5.20%, 5/15/18	355	359
5.75%, 2/1/19	160	169
Devon Financing Corp. ULC,
7.88%, 9/30/31	210	248
EnCana Corp.,
5.90%, 12/1/17	145	149
6.50%, 5/15/19	20	21
Enterprise Products Operating LLC,
6.50%, 1/31/19	195	199
Questar Market Resources, Inc.,
6.80%, 4/1/18	200	189
Transocean, Inc.,
6.00%, 3/15/18	175	182
Weatherford International Ltd.,
6.00%, 3/15/18	165	162
XTO Energy, Inc.,
5.50%, 6/15/18	295	296
		3,103
Pharmaceuticals (1.9%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	1,156	1,181
AstraZeneca plc,
6.45%, 9/15/37	300	334
Bristol-Myers Squibb Co.,
6.13%, 5/1/38	190	206
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	75	80
6.38%, 5/15/38	70	76
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	211
Merck & Co, Inc.,
5.00%, 6/30/19	455	462
Mylan, Inc. (Convertible),
1.25%, 3/15/12	3,362	2,929
Novartis Capital Corp.,
4.13%, 2/10/14	210	216
Pfizer, Inc.,
6.20%, 3/15/19	540	592
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	3,854	3,820
Wyeth,
5.45%, 4/1/17	30	31
5.50%, 2/15/16	45	47
		10,185
Real Estate Investment Trusts (REIT) (0.0%)
Simon Property Group LP,
6.75%, 5/15/14	120	121

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	$210	$174
7.13%, 6/15/12	10	10
		184
Road & Rail (0.1%)
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	125	130
Norfolk Southern Corp.,
5.75%, 1/15/16 (a)	155	161
Union Pacific Corp.,
6.13%, 2/15/20	105	109
7.88%, 1/15/19	250	287
		687
Semiconductors & Semiconductor Equipment (0.9%)
KLA-Tencor Corp.,
6.90%, 5/1/18	165	149
Linear Technology Corp. (Convertible),
3.00%, 5/1/27	819	682
3.00%, 5/1/27 (a)	1,193	993
ON Semiconductor Corp. (Convertible),
2.63%, 12/15/26	1,413	1,268
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	763	563
3.13%, 3/15/37 (a)	1,302	960
		4,615
Software (0.4%)
Microsoft Corp.,
4.20%, 6/1/19	80	78
Oracle Corp.,
5.75%, 4/15/18	40	42
Symantec Corp. (Convertible),
0.75%, 6/15/11	1,071	1,085
1.00%, 6/15/13	984	984
		2,189
Sovereign (0.1%)
Korea Railroad Corp.,
5.38%, 5/15/13 (a)	235	230
Kreditanstalt fuer Wiederaufbau,
4.88%, 6/17/19	220	229
Republic of Italy,
6.88%, 9/27/23	290	326
		785
Specialty Retail (0.1%)
Home Depot, Inc.,
5.40%, 3/1/16	305	305

Steel (0.2%)
ArcelorMittal,
6.13%, 6/1/18	255	223
9.85%, 6/1/19	310	335
ArcelorMittal (Convertible),
5.00%, 5/15/14	309	392
United States Steel Corp. (Convertible),
4.00%, 5/15/14	259	340
		1,290
Telecommunications (0.0%)
Corning, Inc.,
6.63%, 5/15/19	85	87

Tobacco (0.1%)
Altria Group, Inc.,
9.25%, 8/6/19	160	180
BAT International Finance plc,
9.50%, 11/15/18 (a)	150	177
Philip Morris International, Inc.,
5.65%, 5/16/18	210	220
		577
U.S. Agency Securities (2.0%)
Federal Home Loan Mortgage Corp.,
2.50%, 1/7/14	1,350	1,338
3.00%, 7/28/14	2,100	2,107
5.00%, 4/18/17	2,450	2,679
5.50%, 8/23/17	30	34
6.75%, 3/15/31	150	186
Federal National Mortgage Association,
1.88%, 4/20/12	2,180	2,190
5.00%, 5/11/17	1,750	1,904
6.63%, 11/15/30	285	350
		10,788
U.S. Treasury Securities (7.8%)
U.S. Treasury Bonds,
4.25%, 5/15/39	161	159
5.25%, 11/15/28	2,350	2,643
5.38%, 2/15/31	8,800	10,104
6.25%, 8/15/23	15,553	18,950
8.13%, 8/15/21	2,700	3,748
U.S. Treasury Notes,
1.75%, 3/31/14	3,500	3,386
4.00%, 8/15/18	3,055	3,170
		42,160
Utilities (1.0%)
Alabama Power Co.,
5.80%, 11/15/13	20	22
Carolina Power & Light Co.,
5.30%, 1/15/19	40	42
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	56
7.88%, 4/1/13	70	75
Detroit Edison Co. (The),
6.13%, 10/1/10	165	171
E.ON International Finance B.V.,
5.80%, 4/30/18 (a)	320	334
EDF S.A.,
6.50%, 1/26/19 (a)	240	263
FPL Group Capital, Inc.,
6.00%, 3/1/19	160	172
Georgia Power Co.,
6.00%, 11/1/13	155	169
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	235	231
NiSource Finance Corp.,
6.80%, 1/15/19	175	164

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Utilities (cont’d)
Ohio Edison Co.,
6.40%, 7/15/16	$215	$220
Ohio Power Co.,
6.00%, 6/1/16	185	189
Pacificorp.,
5.50%, 1/15/19	105	111
Peco Energy Co.,
5.35%, 3/1/18	195	200
PG&E Corp. (Convertible),
9.50%, 6/30/10	517	1,337
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	175	158
PPL Energy Supply LLC,
6.30%, 7/15/13	140	147
Progress Energy, Inc.,
7.05%, 3/15/19	195	217
Public Service Co. of Colorado,
5.80%, 8/1/18	20	21
6.50%, 8/1/38	150	171
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	21
Texas Eastern Transmission LP,
7.00%, 7/15/32	165	174
Union Electric Co.,
6.70%, 2/1/19	135	141
Virginia Electric & Power Co.,
8.88%, 11/15/38	285	383
		5,189
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	240	278
AT&T, Inc.,
6.15%, 9/15/34	125	119
6.30%, 1/15/38	590	572
Verizon Wireless Capital LLC,
5.55%, 2/1/14 (a)	75	80
Vodafone Group plc,
5.63%, 2/27/17	145	147
		1,196
Total Fixed Income Securities (Cost $159,929)		158,783

	Shares
Common Stocks (61.8%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	46,300	2,565
Raytheon Co.	39,510	1,755
		4,320
Auto Components (0.4%)
Autoliv, Inc.	82,400	2,371

Automobiles (0.3%)
Harley-Davidson, Inc.	108,620	1,761

Beverages (0.5%)
Coca-Cola Co. (The)	56,060	2,690

Capital Markets (1.0%)
Charles Schwab Corp. (The)	294,700	5,169

Chemicals (0.9%)
Bayer AG ADR	92,710	4,969

Commercial Banks (1.9%)
Comerica, Inc.	34,900	738
First Horizon National Corp. (e)	61,760	741
KeyCorp	205,660	1,078
Mitsubishi UFJ Financial Group, Inc. ADR (f)	100,380	616
Mizuho Financial Group, Inc. ADR	247,580	1,141
PNC Financial Services Group, Inc.	119,380	4,633
Sumitomo Mitsui Financial Group, Inc.	30,700	1,242
		10,189
Commercial Services & Supplies (0.8%)
Manpower, Inc.	57,139	2,419
Robert Half International, Inc.	90,200	2,131
		4,550
Communications & Media (5.1%)
Comcast Corp., Class A	440,165	6,378
Time Warner Cable, Inc.	100,821	3,193
Time Warner, Inc.	364,220	9,175
Viacom, Inc., Class B (e)	388,395	8,816
		27,562
Communications Equipment (1.1%)
Cisco Systems, Inc. (e)	314,720	5,866

Computers & Peripherals (1.4%)
EMC Corp. (e)	84,010	1,101
Hewlett-Packard Co.	167,530	6,475
		7,576
Diversified Financial Services (4.6%)
Bank of America Corp.	298,300	3,938
BB&T Corp.	83,700	1,840
JPMorgan Chase & Co.	529,236	18,052
State Street Corp.	16,600	783
		24,613
Diversified Telecommunication Services (1.7%)
Verizon Communications, Inc.	290,930	8,940

Electric Utilities (2.9%)
American Electric Power Co., Inc.	276,605	7,991
Entergy Corp.	46,057	3,571
FirstEnergy Corp.	98,790	3,828
		15,390
Energy Equipment & Services (1.0%)
Schlumberger Ltd.	91,030	4,926
Smith International, Inc.	14,000	360
		5,286
Food & Staples Retailing (0.9%)
Walgreen Co.	120,800	3,551
Wal-Mart Stores, Inc.	25,950	1,257
		4,808

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares	Value (000)
Food Products (3.0%)
Cadbury plc ADR	257,669	$8,864
Unilever N.V. (NY Shares)	306,790	7,418
		16,282
Health Care Equipment & Supplies (1.7%)
Boston Scientific Corp. (e)	395,960	4,015
Covidien plc	134,317	5,029
		9,044
Hotels, Restaurants & Leisure (0.6%)
Starbucks Corp. (e)	225,970	3,139

Household Durables (1.0%)
Sony Corp. ADR	203,450	5,261

Industrial Conglomerates (3.2%)
Agilent Technologies, Inc. (e)	198,000	4,022
General Electric Co.	300,700	3,524
Siemens AG ADR	73,410	5,079
Tyco International Ltd.	184,147	4,784
		17,409
Insurance (4.7%)
Chubb Corp.	131,502	5,244
Marsh & McLennan Cos., Inc.	617,050	12,421
Transatlantic Holdings, Inc.	27,800	1,205
Travelers Cos., Inc. (The)	156,977	6,442
		25,312
Internet Software & Services (1.5%)
eBay, Inc. (e)	487,250	8,347

Machinery (0.5%)
Dover Corp.	87,500	2,895

Manufacturing (0.6%)
Ingersoll-Rand plc, Class A (e)	166,943	3,489

Metals & Mining (1.5%)
Freeport-McMoran Copper & Gold, Inc.	67,600	3,387
Newmont Mining Corp.	118,450	4,841
		8,228
Multiline Retail (0.6%)
Macy’s, Inc.	255,520	3,005

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	155,570	7,061
BP plc ADR	91,480	4,362
ConocoPhillips	47,990	2,018
Devon Energy Corp.	68,400	3,728
Exxon Mobil Corp.	91,260	6,380
Hess Corp.	56,600	3,042
Occidental Petroleum Corp.	140,370	9,238
Royal Dutch Shell plc ADR	147,830	7,420
		43,249
Personal Products (0.7%)
Estee Lauder Cos., Inc. (The), Class A	123,070	4,021

Pharmaceuticals (4.7%)
Abbott Laboratories	88,650	4,170
Bristol-Myers Squibb Co.	318,320	6,465
Cardinal Health, Inc.	86,200	2,633
Pfizer, Inc.	120,300	1,805
Roche Holding AG ADR	162,720	5,550
Schering-Plough Corp.	179,518	4,510
		25,133
Semiconductors & Semiconductor Equipment (1.8%)
ASML Holding N.V. (NY Shares)	145,200	3,143
Intel Corp.	251,040	4,155
Lam Research Corp. (e)	102,371	2,662
		9,960
Software (0.2%)
Symantec Corp. (e)	62,675	975

Specialty Retail (1.9%)
Gap Inc. (The)	136,300	2,236
Home Depot, Inc.	331,410	7,831
		10,067
Tobacco (0.3%)
Philip Morris International, Inc.	42,290	1,845
Total Common Stocks (Cost $383,947)		333,721

	No. of Contracts
Call Option Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (e) (Cost $156)	201	20

	Shares
Preferred Stocks (3.2%)
Commercial Banks (0.2%)
KeyCorp., 7.75% (Convertible)	17,590	1,223

Commercial Services & Supplies (0.2%)
Avery Dennison Corp., 7.88% (Convertible)	39,210	1,130

Electric Utilities (0.4%)
CenterPoint Energy, Inc., 1.43% (Convertible) (d)(e)	105,486	2,209

Food Products (0.2%)
Archer-Daniels-Midland Co., 6.25% (Convertible)	34,250	1,250

Health Care Providers & Services (0.6%)
Healthsouth Corp., 6.50% (Convertible)	1,410	919
Healthsouth Corp., 6.50% (Convertible) (a)	785	511
Omnicare Capital Trust II, 4.00% (Convertible)	44,400	1,574
		3,004
Household Products (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	39,808	1,062

Metals & Mining (0.8%)
Freeport-McMoran Copper & Gold, Inc., 5.50% (Convertible)	3,955	4,450

Oil, Gas & Consumable Fuels (0.6%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	95,499	2,999
Total Preferred Stocks (Cost $18,762)		17,327

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares	Value (000)
Short-Term Investments (5.2%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	26,988,429	$26,988

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
0.23%, 11/12/09 (g)(h)	$850	850
Total Short-Term Investments (Cost $27,839)		27,838
Total Investments (99.6%) (Cost $590,633) (i)		537,689
Other Assets in Excess of Liabilities (0.4%)		2,308
Net Assets (100%)		$539,997

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2009.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(e)	Non-income producing security.
(f)	See Note I to the financial statements regarding investments in Mitsubishi UFJ Financial Group, Inc. and Morgan Stanley Institutional Funds — Money Market Portfolio — Institutional Class.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Rate shown is the yield to maturity at June 30, 2009.
(i)

The approximate market value and percentage of total investments, $1,242,000 and 0.2%, respectively, represent a security that has been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	147	$31,784	Sep-09	$(55)
U.S. Treasury 5 yr. Note	110	12,619	Sep-09	(38)
Short:
U.S. Treasury 10 yr. Note	113	13,138	Sep-09	57
U.S. Treasury Long Bond	238	28,169	Sep-09	(301)
				$(337)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
EuroDollar 2-Year Mid- Curve Call at $98.50, expiring 9/11/09	167	$20	$(1)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)		Credit Rating of Issuer†
Bank of America Sealed Air Corp., 5.63%, 7/15/13	Buy	$90	1.12%	3/20/18	$—	$—	@	BBB-

†  Credit rating as issued by Standard and Poor’s.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 7 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Assets:
Call Option Purchased	$20	$—		$—	$20
Common Stocks
Aerospace & Defense	4,320	—		—	4,320
Auto Components	2,371	—		—	2,371
Automobiles	1,761	—		—	1,761
Beverages	2,690	—		—	2,690
Capital Markets	5,169	—		—	5,169
Chemicals	4,969	—		—	4,969
Commercial Banks	8,947	1,242		—	10,189
Commercial Services & Supplies	4,550	—		—	4,550
Communications & Media	27,562	—		—	27,562
Communications Equipment	5,866	—		—	5,866
Computers & Peripherals	7,576	—		—	7,576
Diversified Financial Services	24,613	—		—	24,613
Diversified Telecommunication Services	8,940	—		—	8,940
Electric Utilities	15,390	—		—	15,390
Energy Equipment & Services	5,286	—		—	5,286
Food & Staples Retailing	4,808	—		—	4,808
Food Products	16,282	—		—	16,282
Health Care Equipment & Supplies	9,044	—		—	9,044
Hotels, Restaurants & Leisure	3,139	—		—	3,139
Household Durables	5,261	—		—	5,261
Industrial Conglomerates	17,409	—		—	17,409
Insurance	25,312	—		—	25,312
Internet Software & Services	8,347	—		—	8,347
Machinery	2,895	—		—	2,895
Manufacturing	3,489	—		—	3,489
Metals & Mining	8,228	—		—	8,228
Multiline Retail	3,005	—		—	3,005
Oil, Gas & Consumable Fuels	43,249	—		—	43,249
Personal Products	4,021	—		—	4,021
Pharmaceuticals	25,133	—		—	25,133
Semiconductors & Semiconductor Equipment	9,960	—		—	9,960
Software	975	—		—	975
Specialty Retail	10,067	—		—	10,067
Tobacco	1,845	—		—	1,845
Total Common Stocks	332,479	1,242		—	333,721
Credit Default Swap Contracts	—	—	@	—	—	@
Fixed Income Securities
Advertising	—	102		—	102
Aerospace & Defense	—	2,661		—	2,661
Agency Fixed Rate Mortgages	—	57		—	57
Agriculture	—	63		—	63
Air Freight & Logistics	—	111		—	111
Apparel	—	818		—	818
Asset Backed Securities	—	684		—	684
Auto Parts & Equipment	—	1,765		—	1,765
Automobiles	—	250		—	250
Beverages	—	717		—	717
Biotechnology	—	11,213		—	11,213
Chemicals	—	392		—	392
Commercial Banks	—	416		—	416
Commercial Services & Supplies	—	1,225		—	1,225
Communications & Media	—	7,452		—	7,452
Communications Equipment	—	2,011		—	2,011
Computers & Peripherals	—	7,212		—	7,212
Containers & Packaging	—	94		—	94
Diversified Commercial Services	—	273		—	273
Diversified Financial Services	—	13,258		—	13,258
Diversified Telecommunication Services	—	2,539		—	2,539
Electric Utilities	—	20		—	20
Electrical Equipment	—	176		—	176
Entertainment	—	2,266		—	2,266
Food & Staples Retailing	—	1,228		—	1,228
Food Products	—	1,741		—	1,741
Health Care Equipment & Supplies	—	3,027		—	3,027
Health Care Providers & Services	—	4,521		—	4,521
Hotels, Restaurants & Leisure	—	621		—	621
Household Durables	—	300		—	300

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities (cont’d)
Household Products	$—	$155	$—	$155
Industrial Conglomerates	—	4,797	—	4,797
Industrials	—	370	—	370
Insurance	—	1,702	—	1,702
Machinery	—	258	—	258
Metals & Mining	—	657	—	657
Office Electronics	—	170	—	170
Oil, Gas & Consumable Fuels	—	3,103	—	3,103
Pharmaceuticals	—	10,185	—	10,185
Real Estate Investment Trusts (REIT)	—	121	—	121
Real Estate Management & Development	—	184	—	184
Road & Rail	—	687	—	687
Semiconductors & Semiconductor Equipment	—	4,615	—	4,615
Software	—	2,189	—	2,189
Sovereign	—	785	—	785
Specialty Retail	—	305	—	305
Steel	—	1,290	—	1,290
Telecommunications	—	87	—	87
Tobacco	—	577	—	577
U.S. Agency Securities	—	10,788	—	10,788
U.S. Treasury Securities	—	42,160	—	42,160
Utilities	—	5,189	—	5,189
Wireless Telecommunication Services	—	1,196	—	1,196
Total Fixed Income Securities	—	158,783	—	158,783
Futures	57	—	—	57
Preferred Stocks
Commercial Banks	1,223	—	—	1,223
Commercial Services & Supplies	1,130	—	—	1,130
Electric Utilities	—	2,209	—	2,209
Food Products	1,250	—	—	1,250
Health Care Providers & Services	—	3,004	—	3,004
Household Products	—	1,062	—	1,062
Metals & Mining	—	4,450	—	4,450
Oil, Gas & Consumable Fuels	—	2,999	—	2,999
Total Preferred Stocks	3,603	13,724	—	17,327
Short-Term Investments
Investment Company	26,988	—	—	26,988
U.S. Treasury Security	—	850	—	850
Total Short-Term Investments	26,988	850	—	27,838
Total Assets	363,147	174,599	—	537,746
Liabilities:
Futures	(394)	—	—	(394)
Options Written	(1)	—	—	(1)
Total Liabilities	(395)	—	—	(395)
Total	$362,752	$174,599	$—	$537,351

@  Amount is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	62.1%
Fixed Income Securities	29.5
Other*	3.2
Short-Term Investments	5.2
Total Investments	100.0%

*  Investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Equity and Income Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $562,707)	$510,085
Investments in Securities of Affiliated Issuers, at Value (Cost $27,926)	27,604
Total Investments in Securities, at Value (Cost $590,633)	537,689
Cash	25
Receivable for Investments Sold	1,759
Interest Receivable	1,681
Receivable for Portfolio Shares Sold	496
Dividends Receivable	351
Due from Broker	48
Receivable from Affiliate	13
Foreign Currency, at Value (Cost $5)	5
Unrealized Appreciation on Swap Agreements	—	@
Other Assets	13
Total Assets	542,080
Liabilities:
Payable for Investments Purchased	1,252
Investment Advisory Fees Payable	544
Administration Fees Payable	111
Payable for Portfolio Shares Redeemed	100
Distribution Fees — Class II Shares	22
Custodian Fees Payable	11
Options Written, at Value (Premiums Received $20)	1
Other Liabilities	42
Total Liabilities	2,083
NET ASSETS	$539,997
Net Assets Consist of:
Paid-in Capital	$652,686
Undistributed Net Investment Income	21,933
Accumulated Net Realized Loss	(81,360)
Unrealized Appreciation (Depreciation) on:
Investments	(52,944)
Foreign Currency Translations	—	@
Futures Contracts	(337)
Options Written	19
Swaps	—	@
Net Assets	$539,997
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 49,106,004 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.00

@  Amount is less than $500.

14	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Equity and Income Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$4,915
Interest from Securities of Unaffiliated Issuers	3,083
Dividends from Security of Affiliated Issuer	60
Total Investment Income	8,058
Expenses:
Investment Advisory Fees (Note B)	1,046
Distribution Fees — Class II Shares (Note D)	858
Administration Fees (Note C)	615
Custodian Fees (Note F)	22
Professional Fees	17
Directors’ Fees and Expenses	6
Shareholder Reporting Fees	4
Transfer Agency Fees (Note E)	2
Other	16
Total Expenses	2,586
Distribution Fees — Class II Shares Waived (Note D)	(735)
Rebate from Morgan Stanley Affiliates (Note I)	(22)
Expense Offset (Note F)	— @
Net Expenses	1,829
Net Investment Income	6,229
Realized Gain (Loss) on:
Investments Sold	(40,657)
Foreign Currency Transactions	(1)
Futures Contracts	5,094
Options Written	(113)
Swap Agreements	29
Net Realized Loss	(35,648)
Change in Unrealized Appreciation (Depreciation) on:
Investments	37,901
Foreign Currency Translations	— @
Futures Contracts	1,219
Options Written	127
Swap Agreements	(58)
Net Change in Unrealized Appreciation (Depreciation)	39,189
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,541
Net Increase in Net Assets Resulting from Operations	$9,770

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Equity and Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$6,229	$15,786
Net Realized Loss	(35,648)	(42,028)
Net Change in Unrealized Appreciation (Depreciation)	39,189	(135,583)
Increase from Payment by Affiliate (Note J)	—	26
Net Increase (Decrease) in Net Assets Resulting from Operations	9,770	(161,799)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(15,234)
Net Realized Gain	—	(20,502)
Total Distributions	—	(35,736)
Capital Share Transactions:(1)
Class II:
Subscriptions	55,334	125,673
Distributions Reinvested	—	35,736
Redemptions	(42,231)	(158,647)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,103	2,762
Total Increase (Decrease) in Net Assets	22,873	(194,773)
Net Assets:
Beginning of Period	517,124	711,897
End of Period (Including Undistributed Net Investment Income of $21,933 and $15,704)	$539,997	$517,124

(1) Capital Share Transactions:
Class II:
Shares Subscribed	5,321	9,684
Shares Issued on Distributions Reinvested	—	2,827
Shares Redeemed	(4,246)	(12,768)
Net Increase (Decrease) in Class II Shares Outstanding	1,075	(257)

16	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Equity and Income Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.77		$14.74	$14.89		$13.69	$12.97	$11.64
Income (Loss) from Investment Operations
Net Investment Income#	0.13		0.32	0.35		0.32	0.24	0.20
Net Realized and Unrealized Gain (Loss)	0.10		(3.56)	0.17		1.35	0.71	1.14
Total from Investment Operations	0.23		(3.24)	0.52		1.67	0.95	1.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)	(0.28)		(0.16)	(0.09)	—
Net Realized Gain	—		(0.42)	(0.39)		(0.31)	(0.14)	(0.01)
Total Distributions	—		(0.73)	(0.67)		(0.47)	(0.23)	(0.01)
Net Asset Value, End of Period	$11.00		$10.77	$14.74		$14.89	$13.69	$12.97
Total Return±	2.14	%*	(22.68)%‡	3.36%		12.58%	7.38%	11.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$539,997		$517,124	$711,897		$570,626	$406,725	$207,666
Ratio of Expenses to Average Net Assets(1)	0.74	%**+	0.75%+	0.74	%+	0.78%	0.83%	1.00%
Ratio of Net Investment Income to Average Net Assets(1)	2.53	%**+	2.50%+	2.31	%+	2.25%	1.79%	1.64%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	45	%*	95%	70%		56%	46%	58%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.04	%**+	1.05%+	1.04	%+	1.08%	1.13%	1.31%
Net Investment Income to Average Net Assets	2.23	%**+	2.20%+	2.01	%+	1.95%	1.49%	1.33%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

‡

The Adviser reimbursed the Portfolio for losses incurred on derivative transactions which breached an investment guideline of the Portfolio during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Class II would have been (22.68)%. (See Note J within the Notes to Financial Statements)

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

3.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.              Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

At June 30, 2009, the Portfolio did not have any outstanding interest rate swaps.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains (losses) in the Statement of Operations.

Realized gains (losses) on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

At June 30, 2009, the Portfolio did not have any outstanding total return swaps.

5.              Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received (000)
Options Outstanding - January 1, 2009	114	$57
Options Written	307	58
Options Terminated in Closing Purchase Transactions	(254)	(95)
Options Outstanding - June 30, 2009	167	$20

6.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Options (000)(a)	Futures (000)(b)	Swaps (000)
Assets:
Interest Rate Contracts	Receivables	$20	$57	$—
Credit Contracts	Receivables	—	—	—	@
Total		$20	$57	$—	@
Liabilities:
Interest Rate Contracts	Payables	$(1)	$(394)	$—

@	Amount is less than $500.

(a)	The market value of purchased options is reported as investments, at value on the Statement of Assets and Liabilities.

(b)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Options (000)(c)	Futures (000)	Swaps (000)
Interest Rate Contracts	Realized Gain (Loss) on Options, Futures and Swap Agreements	$—	$79	$2,938	$(7)

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)	Options (000)(c)	Futures (000)	Swaps (000)
Credit Contracts	Realized Gain (Loss) on Swap Agreements	$—	$—	$—	$36
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	9	—	—	—
Equity Contracts	Realized Gain (Loss) on Futures Contracts	—	—	2,156	—
Total		$9	$79	$5,094	$29

(c)          The realized gains (losses) for purchased options is reported as realized gains (losses) on investments sold, at value on the Statement of Operations.

Primary Risk Exposure	Statement of Operations	Options (000)	Futures (000)	Swaps (000)
Interest Rate Contracts	Change in Unrealized Appreciation (Depreciation) on Options and Futures Contracts	$(171)	$1,219	$—
Credit Contracts	Change in Unrealized Appreciation (Depreciation) on Swap Agreements	—	—	(58)
Total		$(171)	$1,219	$(58)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio

7.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $150 million	Next $100 million	Next $100 million	Over $350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $735,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$19,915	$15,821	$13,558	$15,236

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swaps, and distribution reclasses, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(76)	$76	$—	@

@ Amount is less than $500.

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,767	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$590,633	$17,911	$(70,855)	$(52,944)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $21,277,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $23,178,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in Mitsubishi UFJ Financial Group, Inc., a bank holding company advised by an affiliate of the Adviser. Mitsubishi UFJ Financial Group, Inc. was acquired at a cost of approximately $938,000.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$623	$—	$—	$—	$616

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$30,330	$82,012	$85,354	$60	$26,988

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $176,576,000 and $141,744,000, respectively. For the six months ended June 30, 2009, purchases and sales of long-term U.S. Government securities were approximately $48,903,000 and $67,751,000, respectively.

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

During the six months ended June 30, 2009, the Portfolio incurred approximately $18,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Reimbursement by Affiliate: The Adviser reimbursed the Portfolio for a $26,087 loss incurred on derivative transactions that breached an investment guideline of the Portfolio during the year ended December 31, 2008. The amount is reflected in the Statements of Changes in Net Assets.

K. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 74.1% for Class II shares.

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFEIPSAN
IU09-03606P-Y06/09

25

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Class II	$1,000.00	$1,046.60	$1,019.04	$5.89	$5.81	1.16%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that while the management fee was higher than the peer group average, the total expense ratio was lower than the peer group average. The Board concluded that the Portfolio’s management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that Portfolio’s performance was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Finland (2.9%)
Kone Oyj, Class B	91,129	$2,799

France (3.3%)
Groupe Danone	64,589	3,194

Ireland (5.6%)
C&C Group plc	392,190	1,324
Experian plc	539,976	4,047
		5,371
Japan (2.8%)
Kao Corp.	121,000	2,637

Netherlands (6.7%)
Reed Elsevier N.V.	268,312	2,959
Wolters Kluwer N.V.	198,063	3,466
		6,425
Sweden (5.0%)
Swedish Match AB	291,193	4,733

Switzerland (6.8%)
Nestle S.A. (Registered)	85,926	3,243
Novartis AG (Registered)	79,731	3,239
		6,482
United Kingdom (28.5%)
British American Tobacco plc	312,441	8,632
Cadbury plc	383,790	3,279
Diageo plc	168,376	2,418
Imperial Tobacco Group plc	234,001	6,086
Reckitt Benckiser Group plc	62,213	2,835
Unilever plc	169,526	3,978
		27,228
United States (35.6%)
Brown-Forman Corp., Class B	33,615	1,445
Career Education Corp. (a)	71,577	1,781
eBay, Inc. (a)	161,150	2,760
Estee Lauder Cos., Inc. (The), Class A	53,564	1,750
Fortune Brands, Inc.	53,676	1,865
Harley-Davidson, Inc.	134,527	2,181
Kellogg Co.	49,051	2,284
McGraw-Hill Cos., Inc. (The)	102,741	3,093
Moody’s Corp.	109,588	2,888
Philip Morris International, Inc.	120,981	5,277
Procter & Gamble Co. (The)	60,404	3,087
Scotts Miracle-Gro Co. (The), Class A	48,723	1,708
Starbucks Corp. (a)	143,255	1,990
Weight Watchers International, Inc.	72,474	1,868
		33,977
Total Common Stocks (Cost $104,002)		92,846

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $2,667)	2,667,107	2,667
Total Investments (100.0%) (Cost $106,669) (c)		95,513
Other Assets in Excess of Liabilities (0.0%)		12
Net Assets (100%)		$95,525

(a)	Non-income producing security.
(b)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.
(c)

The approximate market value and percentage of total investments, $58,869,000 and 61.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	1,923	$3,163	7/29/09	USD	3,127	$3,127	$(36)
GBP	1,923	3,163	7/29/09	USD	3,128	3,128	(35)
GBP	1,923	3,163	7/29/09	USD	3,128	3,128	(35)
GBP	1,923	3,163	7/29/09	USD	3,129	3,129	(34)
		$12,652				$12,512	$(140)

GBP  — British Pound

USD  — United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Automobiles	$2,181	$—	$—	$2,181
Beverages	1,445	3,742	—	5,187
Chemicals	1,708	—	—	1,708
Diversified Consumer Services	3,649	—	—	3,649

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks: (cont’d)
Diversified Financial Services	$2,888	$—	$—	$2,888
Food Products	2,284	13,694	—	15,978
Hotels Restaurants & Leisure	1,990	—	—	1,990
Household Durables	1,865	—	—	1,865
Household Products	3,087	5,472	—	8,559
Internet Software & Services	2,760	—	—	2,760
Machinery	—	2,799	—	2,799
Media	3,093	6,425	—	9,518
Personal Products	1,750	—	—	1,750
Pharmaceuticals	—	3,239	—	3,239
Professional Services	—	4,047	—	4,047
Tobacco	5,277	19,451	—	24,728
Total Common Stocks	33,977	58,869	—	92,846
Short-Term Investment
Investment Company	2,667	—	—	2,667
Total Assets	36,644	58,869	—	95,513
Liabilities:
Forwards	—	(140)	—	(140)
Total Liabilities	—	(140)	—	(140)
Total	$36,644	$58,729	$—	$95,373

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	25.9%
Food Products	16.7
Media	9.9
Household Products	9.0
Beverages	5.4
Other*	30.3
Short-Term Investment	2.8
Total Investments	100.0%

*  Industries which represent less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $104,002)	$92,846
Investment in Security of Affiliated Issuer, at Value (Cost $2,667)	2,667
Total Investments in Securities, at Value (Cost $106,669)	95,513
Dividends Receivable	257
Foreign Currency, at Value (Cost $145)	144
Foreign Withholding Tax Reclaim Receivable	94
Receivable for Portfolio Shares Sold	2
Receivable from Affiliate	1
Other Assets	2
Total Assets	96,013
Liabilities:
Investment Advisory Fees Payable	185
Unrealized Depreciation on Foreign Currency Exchange Contracts	140
Payable for Portfolio Shares Redeemed	113
Administration Fees Payable	20
Custodian Fees Payable	5
Distribution Fees — Class II Shares	4
Other Liabilities	21
Total Liabilities	488
NET ASSETS	$95,525
Net Assets Consist of:
Paid-in Capital	$101,261
Undistributed Net Investment Income	8,883
Accumulated Net Realized Loss	(3,321)
Unrealized Appreciation (Depreciation) on:
Investments	(11,156)
Foreign Currency Exchange Contracts and Translations	(142)
Net Assets	$95,525
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,731,997 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.35

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $139 Foreign Taxes Withheld)	$1,890
Dividends from Security of Affiliated Issuer	4
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	1,894
Expenses:
Investment Advisory Fees (Note B)	360
Distribution Fees — Class II Shares (Note D)	157
Administration Fees (Note C)	113
Professional Fees	11
Custodian Fees (Note F)	11
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note E)	— @
Other	7
Total Expenses	660
Distribution Fees — Class II Shares Waived (Note D)	(134)
Rebate from Morgan Stanley Affiliates (Note I)	(2)
Net Expenses	524
Net Investment Income	1,370
Realized Gain (Loss) on:
Investments Sold	(5,552)
Foreign Currency Transactions	(743)
Net Realized Loss	(6,295)
Change in Unrealized Appreciation (Depreciation) on:
Investments	9,185
Foreign Currency Exchange Contracts and Translations	(606)
Net Change in Unrealized Appreciation (Depreciation)	8,579
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,284
Net Increase in Net Assets Resulting from Operations	$3,654

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Global Franchise Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$1,370	$3,445
Net Realized Gain (Loss)	(6,295)	7,642
Net Change in Unrealized Appreciation (Depreciation)	8,579	(58,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,654	(46,957)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,437)
Net Realized Gain	—	(8,712)
Total Distributions	—	(11,149)
Capital Share Transactions:(1)
Class II:
Subscriptions	1,414	5,018
Distributions Reinvested	—	11,149
Redemptions	(8,937)	(38,379)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,523)	(22,212)
Total Decrease in Net Assets	(3,869)	(80,318)
Net Assets:
Beginning of Period	99,394	179,712
End of Period (Including Undistributed Net Investment Income of $8,883 and $7,513)	$95,525	$99,394

(1) Capital Share Transactions:
Class II:
Shares Subscribed	124	319
Shares Issued on Distributions Reinvested	—	809
Shares Redeemed	(811)	(2,645)
Net Decrease in Class II Shares Outstanding	(687)	(1,517)

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.81		$18.09	$18.03		$15.42	$13.81	$12.33
Income (Loss) from Investment Operations
Net Investment Income#	0.17		0.37	0.34		0.25	0.22	0.16
Net Realized and Unrealized Gain (Loss)	0.37		(5.42)	1.42		2.99	1.43	1.42
Total from Investment Operations	0.54		(5.05)	1.76		3.24	1.65	1.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	—		(0.24)	—	(0.02)
Net Realized Gain	—		(0.96)	(1.70)		(0.39)	(0.04)	(0.08)
Total Distributions	—		(1.23)	(1.70)		(0.63)	(0.04)	(0.10)
Net Asset Value, End of Period	$12.35		$11.81	$18.09		$18.03	$15.42	$13.81
Total Return±	4.66	%*	(28.94)%	9.78%		21.51%	11.98%	12.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,525		$99,394	$179,712		$169,392	$152,473	$71,319
Ratio of Expenses to Average Net Assets(1)	1.16	%**+	1.18%+	1.16	%+	1.19%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets(1)	3.05	%**+	2.47%+	1.86	%+	1.51%	1.50%	1.22%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%*	26%	22%		28%	15%	9%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.46	%**+	1.48%+	1.46	%+	1.49%	1.54%	1.65%
Net Investment Income to Average Net Assets	2.75	%**+	2.17%+	1.56	%+	1.21%	1.16%	0.77%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio’s Sub-Adviser, Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”) believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio had suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that had not previously offered the Portfolio as an investment option. The Portfolio continued to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. Effective August 10, 2009, the Portfolio will be re-opened and will once again offer its shares to all eligible investors.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Liabilities:
Foreign Currency Contracts	Payables	$(140)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$(729)

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(604)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

5.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Ltd. and Morgan Stanley Investment Management Co. (each a “Sub-Adviser”), all wholly-owned subsidiaries of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. The Sub-Advisors select, levy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $134,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,550	$7,599	$551	$15,676

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$4,664	$(4,664)	$—

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,980	$5,142

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$106,669	$6,775	$(17,931)	$(11,156)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $1,068,000.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Government Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$2,815	$13,012	$13,160	$4	$2,667

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $7,971,000 and $14,832,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.8% for Class II shares.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFGFSAN
IU09-03607P-Y06/09

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Class II	$1,000.00	$1,104.40	$1,017.85	$7.30	$7.00	1.40%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the period since the end of April, 2006, the Portfolio’s inception, but below its peer group average for the one-year period. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than the peer group average. The Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the services provided, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (87.3%)
Australia (6.9%)
CFS Retail Property Trust REIT	1,464,417	$1,936
Commonwealth Property Office Fund REIT	763,465	508
GPT Group REIT	4,692,766	1,832
Mirvac Group REIT	438,068	378
Stockland REIT (a)	1,540,911	3,951
Westfield Group REIT	1,918,366	17,473
		26,078
Austria (0.2%)
CA Immobilien Anlagen AG (a)(b)	30,042	249
Conwert Immobilien Invest SE (a)(b)	79,114	640
		889
Brazil (0.5%)
BR Malls Participacoes S.A. (b)	247,080	1,874

Canada (0.3%)
Extendicare REIT	35,430	190
RioCan REIT	76,280	1,002
		1,192
Finland (0.2%)
Citycon Oyj	114,852	300
Sponda Oyj (a)(b)	160,350	457
		757
France (5.2%)
Fonciere Des Regions REIT (a)	6,778	510
Gecina S.A. REIT (a)	8,511	527
ICADE REIT	34,136	2,807
Klepierre REIT (a)	64,313	1,659
Mercialys S.A. REIT (a)	23,862	737
Silic REIT (a)	23,602	2,084
Unibail-Rodamco SE REIT	77,595	11,587
		19,911
Germany (0.1%)
Alstria Office AG REIT (a)	63,303	498

Hong Kong (22.2%)
Agile Property Holdings Ltd. (a)	706,000	1,004
China Overseas Land & Investment Ltd.	4,704,080	10,891
China Resources Land Ltd.	3,151,000	6,938
Guangzhou R&F Properties Co., Ltd., Class H (a)	2,051,900	4,562
Hang Lung Properties Ltd.	1,899,000	6,269
Henderson Land Development Co., Ltd.	715,800	4,095
Hongkong Land Holdings Ltd.	3,498,500	12,351
Hysan Development Co., Ltd.	1,034,907	2,654
Kerry Properties Ltd.	1,521,699	6,764
Shimao Property Holdings Ltd.	816,500	1,578
Sino Land Co.	752,000	1,236
Sun Hung Kai Properties Ltd.	2,015,700	25,090
Swire Pacific Ltd., Class A	96,000	967
		84,399
Italy (0.2%)
Beni Stabili S.p.A. (a)	781,036	612

Japan (16.9%)
Japan Real Estate Investment Corp. REIT (a)	252	2,091
Mitsubishi Estate Co., Ltd.	1,359,000	22,513
Mitsui Fudosan Co., Ltd.	1,190,000	20,617
Nippon Building Fund, Inc. REIT	431	3,689
NTT Urban Development Corp.	3,050	2,941
Sumitomo Realty & Development Co., Ltd.	691,000	12,569
		64,420
Netherlands (2.3%)
Corio N.V. REIT	89,442	4,360
Eurocommercial Properties N.V. CVA REIT	41,603	1,282
ProLogis European Properties	148,518	567
Vastned Retail N.V. REIT	14,900	742
Wereldhave N.V. REIT	21,749	1,621
		8,572
Singapore (2.3%)
CapitaCommercial Trust REIT (a)	639,000	359
CapitaLand Ltd. (a)	2,847,000	7,231
CapitaMall Trust REIT (a)	1,062,000	1,022
Suntec REIT	535,000	316
		8,928
Sweden (0.6%)
Castellum AB	69,357	442
Hufvudstaden AB, Class A	285,305	1,776
		2,218
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (b)	54,504	2,603

United Kingdom (6.0%)
Big Yellow Group plc REIT (b)	196,474	1,107
British Land Co. plc REIT	548,989	3,462
Brixton plc REIT	490,460	329
Capital & Regional plc	153,640	82
Derwent London plc REIT	85,189	1,313
Grainger plc	204,007	491
Great Portland Estates plc REIT	187,137	679
Hammerson plc REIT	653,784	3,313
Land Securities Group plc REIT	583,291	4,538
Liberty International plc REIT	273,380	1,795
Minerva plc (b)	282,594	62
Quintain Estates & Development plc	312,080	258
Safestore Holdings plc	586,860	917
Segro plc REIT	8,894,344	3,562
Shaftesbury plc REIT	74,775	372
Unite Group plc	318,306	714
		22,994
United States (22.7%)
Acadia Realty Trust REIT	94,527	1,234
AMB Property Corp. REIT	51,879	976

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont’d)
Assisted Living Concepts, Inc., Class A (b)	41,210	$600
AvalonBay Communities, Inc. REIT	102,013	5,707
Boston Properties, Inc. REIT	88,480	4,220
Brookfield Properties Corp.	540,600	4,309
Camden Property Trust REIT	67,525	1,864
Capital Senior Living Corp. (b)	48,770	222
Care Investment Trust, Inc. REIT	30,866	160
DCT Industrial Trust, Inc. REIT	145,510	594
DiamondRock Hospitality Co. REIT	78,195	489
Digital Realty Trust, Inc. REIT	12,680	455
Duke Realty Corp. REIT	32,320	283
Equity Lifestyle Properties, Inc. REIT (b)	56,845	2,113
Equity Residential REIT	284,349	6,321
Federal Realty Investment Trust REIT	70,847	3,650
Forest City Enterprises, Inc., Class A	324,630	2,143
HCP, Inc. REIT	151,434	3,209
Healthcare Realty Trust, Inc. REIT	129,617	2,181
Host Hotels & Resorts, Inc. REIT	376,150	3,156
Kilroy Realty Corp. REIT	21,535	442
Kite Realty Group Trust REIT	73,850	216
LaSalle Hotel Properties REIT	14,180	175
Liberty Property Trust REIT	74,505	1,717
LTC Properties, Inc. REIT	12,500	256
Mack-Cali Realty Corp. REIT	77,567	1,768
Morgans Hotel Group Co. (b)	89,217	342
Nationwide Health Properties, Inc. REIT	9,840	253
Post Properties, Inc. REIT	135,299	1,818
PS Business Parks, Inc. REIT	15,478	750
Public Storage REIT	85,236	5,581
Ramco-Gershenson Properties Trust REIT	15,549	156
Regency Centers Corp. REIT	105,838	3,695
Senior Housing Properties Trust REIT	185,283	3,024
Simon Property Group, Inc. REIT	168,699	8,676
Sovran Self Storage, Inc. REIT	29,160	717
Starwood Hotels & Resorts Worldwide, Inc.	195,447	4,339
Taubman Centers, Inc. REIT	33,535	901
Ventas, Inc. REIT	87,123	2,601
Vornado Realty Trust REIT	107,460	4,839
Weingarten Realty Investors REIT	13,470	195
		86,347
Total Common Stocks (Cost $336,584)		332,292

Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	5,597,280	5,597

	Face Amount (000)
Repurchase Agreement (0.5%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $1,823; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $1,860.	$1,823	1,823
		7,420

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	15,641,022	15,641
Total Short-Term Investments (Cost $23,061)		23,061
Total Investments (93.4%) (Cost $359,645) — Including $7,052 of Securities Loaned (d)		355,353
Other Assets in Excess of Liabilities (6.6%)		24,966
Net Assets (100%)		$380,319

(a)	All or a portion of security on loan at June 30, 2009.
(b)	Non-income producing security.
(c)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $242,794,000 and 68.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	33	$54	7/1/09	EUR	38	$54	$—	@
GBP	52	85	7/2/09	EUR	61	85	—	@
HKD	959	124	7/2/09	USD	124	124	—	@
JPY	11,150	116	7/1/09	USD	117	117	1
USD	205	205	7/2/09	AUD	253	204	(1)
		$584				$584	$—	@

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 7 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Diversified	$6,982	$144,378	$—	$151,360
Health Care	12,696	—	—	12,696
Industrial	1,570	4,458	—	6,028
Industrial\Office	2,750	—	—	2,750
Lodging\Resorts	8,501	—	—	8,501
Office	10,739	31,504	—	42,243
Residential	17,823	25,100	—	42,923
Retail	21,599	34,701	—	56,300
Self Storage	6,298	2,024	—	8,322
Specialty	455	714	—	1,169
Total Common Stocks	89,413	242,879	—	332,292
Forwards	—	1	—	1
Short-Term Investments
Investment Companies	21,238	—	—	21,238
Repurchase Agreement	—	1,823	—	1,823
Total Short-Term Investments	21,238	1,823	—	23,061
Total Assets	110,651	244,703	—	355,354
Liabilities:
Forwards	—	(1)	—	(1)
Total Liabilities	—	(1)	—	(1)
Total	$110,651	$244,702	$—	$355,353

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	43.5%
Retail	16.2
Residential	12.3
Office	12.1
Other**	11.4
Short-Term Investment	4.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $338,407)	$334,115
Investment in Security of Affiliated Issuer, at Value (Cost $21,238)	21,238
Total Investments in Securities, at Value (Cost $359,645)	355,353
Receivable for Investments Sold	31,473
Foreign Currency, at Value (Cost $1,361)	1,374
Dividends Receivable	1,079
Foreign Withholding Tax Reclaim Receivable	97
Receivable from Affiliate	3
Unrealized Appreciation on Foreign Currency Exchange Contracts	1
Other Assets	8
Total Assets	389,388
Liabilities:
Collateral on Securities Loaned, at Value	7,420
Investment Advisory Fees Payable	715
Payable for Investments Purchased	386
Payable for Portfolio Shares Redeemed	293
Administration Fees Payable	78
Distribution Fees — Class II Shares	78
Custodian Fees Payable	35
Bank Overdraft	17
Unrealized Depreciation on Foreign Currency Exchange Contracts	1
Other Liabilities	46
Total Liabilities	9,069
NET ASSETS	$380,319
Net Assets Consist Of:
Paid-in Capital	$546,936
Undistributed Net Investment Income	3,966
Accumulated Net Realized Loss	(166,301)
Unrealized Appreciation (Depreciation) on:
Investments	(4,292)
Foreign Currency Exchange Contracts and Translations	10
Net Assets	$380,319
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 63,122,769 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.03

(1) Including:
Securities on Loan, at Value	$7,052

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $344 Foreign Taxes Withheld)	$6,536
Dividends from Security of Affiliated Issuer	161
Interest from Securities of Unaffiliated Issuers	52
Total Investment Income	6,749
Expenses:
Investment Advisory Fees (Note B)	1,318
Distribution Fees — Class II Shares (Note D)	542
Administration Fees (Note C)	389
Shareholder Reporting Fees	63
Custodian Fees (Note F)	61
Professional Fees	16
Directors’ Fees and Expenses	4
Transfer Agency Fees (Note E)	1
Other	7
Total Expenses	2,401
Distribution Fees — Class II Shares Waived (Note D)	(154)
Investment Advisory Fees Voluntarily Waived (Note B)	(72)
Rebate from Morgan Stanley Affiliates (Note I)	(7)
Net Expenses	2,168
Net Investment Income	4,581
Realized Gain (Loss) on:
Investments Sold	(115,534)
Foreign Currency Transactions	214
Net Realized Loss	(115,320)
Change in Unrealized Appreciation (Depreciation) on:
Investments	151,005
Foreign Currency Exchange Contracts and Translations	(31)
Net Change in Unrealized Appreciation (Depreciation)	150,974
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	35,654
Net Increase in Net Assets Resulting from Operations	$40,235

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$4,581	$5,052
Net Realized Loss	(115,320)	(50,045)
Net Change in Unrealized Appreciation (Depreciation)	150,974	(129,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,235	(174,044)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(7,994)
Net Realized Gain	—	(18,653)
Total Distributions	—	(26,647)
Capital Share Transactions:(1)
Class II:
Subscriptions	42,653	254,191
Distributions Reinvested	—	26,647
Redemptions	(16,731)	(12,861)
Net Increase in Net Assets Resulting from Capital Share Transactions	25,922	267,977
Total Increase in Net Assets	66,157	67,286
Net Assets:
Beginning of Period	314,162	246,876
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,966 and $(615))	$380,319	$314,162

(1) Capital Share Transactions:
Class II:
Shares Subscribed	8,710	33,055
Shares Issued on Distributions Reinvested	—	3,234
Shares Redeemed	(3,130)	(1,350)
Net Increase in Class II Shares Outstanding	5,580	34,939

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,		Period from April 28, 2006^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006
Net Asset Value, Beginning of Period	$5.46		$10.92	$12.09	$10.00
Income (Loss) from Investment Operations
Net Investment Income#	0.07		0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss)	0.50		(4.67)	(1.14)	2.23
Total from Investment Operations	0.57		(4.53)	(1.01)	2.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	(0.13)	(0.17)
Net Realized Gain	—		(0.65)	(0.03)	(0.05)
Total Distributions	—		(0.93)	(0.16)	(0.22)
Net Asset Value, End of Period	$6.03		$5.46	$10.92	$12.09
Total Return±	10.44	%*	(44.34)%	(8.47)%	23.15	%*
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$380,319		$314,162	$246,876	$180,150
Ratio of Expenses to Average Net Assets(1)	1.40	%**+	1.40%+	1.40%+	1.40	%**
Ratio of Net Investment Income to Average Net Assets(1)	2.95	%**+	1.69%+	1.10%+	1.05	%**
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	45	%*	33%	56%	8	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.55	%**+	1.57%+	1.58%+	1.86	%**
Net Investment Income to Average Net Assets	2.80	%**+	1.52%+	0.92%+	0.60	%**

^	Commencement of Operations
#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation. The Portfolio’s Adviser and Sub-Advisers seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and similar entities established outside the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables an payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $7,052,000 and related collateral outstanding at June 30, 2009 was approximately $7,420,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $189,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables	$1
Liabilities:
Foreign Currency Contracts	Payables	$(1)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$94

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(3)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

7.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8.              Subsequent Events: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Portfolio invests a significant portion of its assets in securities of real estate investment trusts (REIT). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $72,000.

Morgan Stanley Investment Management Limited, (the “MSIM Limited”) and Morgan Stanley Investment Management Company (the “MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $154,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$20,386	$6,261	$3,368	$308

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$304	$18	$(322)

At December 31, 2008, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$359,645	$33,059	$(37,351)	$(4,292)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and PFIC losses of approximately $15,368,000 and $22,000, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $17,522,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$27,222	$68,647	$74,631	$161	$21,238

For the six months ended the June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $134,782,000 and $136,089,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $2,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 94.5% for Class II shares.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFGRESAN
IU09-03608P-Y06/09

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Global Value Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Global Value Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Value Equity	$1,000.00	$988.10	$1,019.09	$5.67	$5.76	1.15%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Adviser together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than the peer group average and that the total expense ratio was higher but close to the peer group average. The Board concluded that the Portfolio’s management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that the Portfolio’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Austria (0.8%)
Telekom Austria AG	21,838	$342

Finland (1.8%)
Konecranes Oyj	9,515	224
Nokia Oyj	12,548	183
Rautaruukki Oyj	16,934	339
		746
France (9.4%)
BNP Paribas	4,850	315
Euler Hermes S.A.	4,986	304
France Telecom S.A.	30,808	701
GDF Suez S.A.	15,268	570
ICADE REIT	3,802	313
Neopost S.A.	3,551	319
Total S.A.	11,177	605
Unibail-Rodamco SE REIT	2,538	379
Vallourec S.A.	3,516	427
		3,933
Germany (6.1%)
E.ON AG	17,871	634
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,176	971
RWE AG	6,428	507
Siemens AG (Registered)	5,995	415
		2,527
Greece (1.1%)
OPAP S.A.	17,490	465

Ireland (1.7%)
CRH plc	31,197	715

Italy (2.9%)
ENI S.p.A.	50,325	1,194

Japan (10.0%)
Amada Co., Ltd.	47,000	290
Daifuku Co., Ltd.	79,000	561
Hoya Corp.	34,988	700
Mori Seiki Co., Ltd.	41,600	431
Nintendo Co., Ltd.	1,509	415
Takeda Pharmaceutical Co., Ltd.	10,800	420
TDK Corp.	9,600	449
Tokyo Tomin Bank Ltd. (The)	25,200	483
Yamaha Corp.	32,400	402
		4,151
Netherlands (8.6%)
Akzo Nobel N.V.	6,631	292
Koninklijke KPN N.V.	40,415	557
Reed Elsevier N.V.	77,125	851
Unilever N.V. CVA	19,224	464
Wolters Kluwer N.V.	79,814	1,396
		3,560
Norway (0.7%)
Schibsted ASA (a)	31,389	285

Singapore (2.2%)
ComfortDelgro Corp., Ltd.	536,000	473
Singapore Post Ltd.	724,000	447
		920
Spain (2.4%)
Banco Bilbao Vizcaya Argentaria S.A.	17,523	221
Telefonica S.A.	33,731	765
		986
Switzerland (2.3%)
Kuoni Reisen Holding AG (Registered)	659	205
Novartis AG (Registered)	19,006	772
		977
United Kingdom (18.1%)
BHP Billiton plc	10,791	244
BP plc	102,532	812
British American Tobacco plc	45,046	1,244
Britvic plc	110,804	509
Diageo plc	24,724	355
GlaxoSmithKline plc	25,720	453
IMI plc	66,084	340
Meggitt plc	84,614	221
Royal Dutch Shell plc, Class A	31,603	792
Scottish & Southern Energy plc	21,963	412
Vodafone Group plc	793,016	1,533
Willis Group Holdings Ltd.	23,881	614
		7,529
United States (29.9%)
ALLETE, Inc.	12,327	354
AT&T, Inc.	34,599	859
Avery Dennison Corp.	14,960	384
Bank of New York Mellon Corp. (The)	11,478	336
Bristol-Myers Squibb Co.	58,060	1,179
Diebold, Inc.	16,418	433
E.I. du Pont de Nemours & Co.	14,777	379
Eli Lilly & Co.	17,342	601
Intel Corp.	38,434	636
Kimberly-Clark Corp.	18,541	972
McGraw-Hill Cos., Inc. (The)	28,135	847
Pfizer, Inc.	31,432	471
Philip Morris International, Inc.	41,147	1,794
Portland General Electric Co.	26,092	509
Potlatch Corp. REIT	17,239	419
Reynolds American, Inc.	33,765	1,304
Verizon Communications, Inc.	32,239	991
		12,468
Total Common Stocks (Cost $40,563)		40,798

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	No. of Rights	Value (000)
Rights (0.2%)
Norway (0.2%)
Schibsted ASA, expires 7/2/09 (a) (Cost $77)	31,990	$70

	Shares
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $273)	272,940	273
Total Investments (98.9%) (Cost $40,913) (c)		41,141
Other Assets in Excess of Liabilities (1.1%)		477
Net Assets (100%)		$41,618

(a)	Non-income producing security.
(b)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(c)

The approximate market value and percentage of total investments, $27,785,000 and 67.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	300	$421	7/30/09	CHF	459	$423	$2
EUR	4,770	6,692	7/30/09	USD	6,642	6,642	(50)
GBP	250	411	7/30/09	JPY	39,104	406	(5)
		$7,524				$7,471	$(53)

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$221	$—	$221
Air Freight & Logistics	—	447	—	447
Beverages	—	864	—	864
Capital Markets	336	—	—	336
Chemicals	379	292	—	671
Commercial Banks	—	1,019	—	1,019
Commercial Services & Supplies	384	—	—	384
Communications Equipment	—	183	—	183
Computers & Peripherals	433	—	—	433
Construction Materials	—	715	—	715
Diversified Telecommunication Services	1,850	2,365	—	4,215
Electric Utilities	863	1,046	—	1,909
Electronic Equipment, Instruments & Components	—	1,149	—	1,149
Food Products	—	464	—	464
Hotels, Restaurants & Leisure	—	670	—	670
Household Products	972	—	—	972
Industrial Conglomerates	—	415	—	415
Insurance	614	1,275	—	1,889
Leisure Equipment & Products	—	402	—	402
Machinery	—	2,273	—	2,273
Media	847	2,532	—	3,379
Metals & Mining	—	583	—	583
Multi-Utilities	—	1,077	—	1,077
Office Electronics	—	319	—	319
Oil, Gas & Consumable Fuels	—	3,403	—	3,403
Pharmaceuticals	2,251	1,645	—	3,896
Real Estate Investment Trusts (REITs)	419	692	—	1,111
Road & Rail	—	473	—	473
Semiconductors & Semiconductor Equipment	636	—	—	636
Software	—	415	—	415
Tobacco	3,098	1,244	—	4,342
Wireless Telecommunication Services	—	1,533	—	1,533
Total Common Stocks	13,082	27,716	—	40,798
Forwards	—	2	—	2
Rights	—	70	—	70
Short-Term Investment
Investment Company	273	—	—	273
Total Assets	13,355	27,788	—	41,143
Liabilities:
Forwards	—	(55)	—	(55)
Total Liabilities	—	(55)	—	(55)
Total	$13,355	$27,733	$—	$41,088

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	10.6%
Diversified Telecommunication Services	10.2
Pharmaceuticals	9.5
Oil, Gas & Consumable Fuels	8.3
Media	8.2
Machinery	5.5
Other*	47.0
Short-Term Investment	0.7
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Value Equity Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $40,640)	$40,868
Investment in Security of Affiliated Issuer, at Value (Cost $273)	273
Total Investments in Securities, at Value (Cost $40,913)	41,141
Receivable for Investments Sold	685
Dividends Receivable	215
Foreign Currency, at Value (Cost $170)	170
Foreign Withholding Tax Reclaim Receivable	26
Receivable for Portfolio Shares Sold	8
Unrealized Appreciation on Foreign Currency Exchange Contracts	2
Receivable from Affiliate	—	@
Other Assets	1
Total Assets	42,248
Liabilities:
Payable for Portfolio Shares Redeemed	462
Investment Advisory Fees Payable	71
Unrealized Depreciation on Foreign Currency Exchange Contracts	55
Custodian Fees Payable	11
Administration Fees Payable	9
Directors’ Fees and Expenses Payable	—	@
Other Liabilities	22
Total Liabilities	630
NET ASSETS	$41,618
Net Assets Consist of:
Paid-in Capital	$62,769
Undistributed Net Investment Income	4,247
Accumulated Net Realized Loss	(25,575)
Unrealized Appreciation (Depreciation) on:
Investments	228
Foreign Currency Exchange Contracts and Translations	(51)
Net Assets	$41,618
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,237,235 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.67

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Global Value Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $98 Foreign Taxes Withheld)	$1,231
Dividends from Security of Affiliated Issuer	1
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	1,232
Expenses:
Investment Advisory Fees (Note B)	140
Administration Fees (Note C)	52
Custodian Fees (Note E)	28
Professional Fees	12
Shareholder Reporting Fees	2
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note D)	— @
Other	8
Total Expenses	243
Investment Advisory Fees Voluntarily Waived (Note B)	(3)
Rebate from Morgan Stanley Affiliates (Note H)	(1)
Net Expenses	239
Net Investment Income	993
Realized Gain (Loss) on:
Investments Sold	(862)
Foreign Currency Transactions	(538)
Net Realized Loss	(1,400)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,026)
Foreign Currency Exchange Contracts and Translations	403
Net Change in Unrealized Appreciation (Depreciation)	(623)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,023)
Net Decrease in Net Assets Resulting from Operations	$(1,030)

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Global Value Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$993	$2,056
Net Realized Loss	(1,400)	(22,314)
Net Change in Unrealized Depreciation	(623)	(17,478)
Net Decrease in Net Assets Resulting from Operations	(1,030)	(37,736)
Distributions from and/or in Excess of:
Net Investment Income	—	(2,004)
Net Realized Gain	—	(22,645)
Total Distributions	—	(24,649)
Capital Share Transactions:(1)
Subscriptions	1,462	4,348
Distributions Reinvested	—	24,649
Redemptions	(7,424)	(25,472)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,962)	3,525
Total Decrease in Net Assets	(6,992)	(58,860)
Net Assets:
Beginning of Period	48,610	107,470
End of Period (Including Undistributed Net Investment Income of $4,247 and $3,254)	$41,618	$48,610

(1) Capital Share Transactions:
Shares Subscribed	231	407
Shares Issued on Distributions Reinvested	—	2,636
Shares Redeemed	(1,195)	(2,369)
Net Increase (Decrease) in Capital Shares Outstanding	(964)	674

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Global Value Equity Portfolio

	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.75		$16.46	$16.99	$14.87	$14.30	$12.69
Income (Loss) from Investment Operations
Net Investment Income#	0.15		0.30	0.25	0.24	0.23	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)		(5.71)	0.94	2.78	0.59	1.56
Total from Investment Operations	(0.08)		(5.41)	1.19	3.02	0.82	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.33)	(0.26)	(0.15)	(0.10)
Net Realized Gain	—		(3.95)	(1.39)	(0.64)	(0.10)	—
Total Distributions	—		(4.30)	(1.72)	(0.90)	(0.25)	(0.10)
Net Asset Value, End of Period	$6.67		$6.75	$16.46	$16.99	$14.87	$14.30
Total Return ±	(1.19	)%*	(40.15)%	6.64%	21.21%	5.83%	13.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,618		$48,610	$107,470	$151,300	$133,950	$135,687
Ratio of Expenses to Average Net Assets(1)	1.15%	**+	1.11% +	1.00% +	1.50%	1.02%	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	4.76%	**+	2.69% +	1.47% +	1.53%	1.60%	1.15%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	37	%*	93%	36%	29%	26%	27%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.16%	**+	N/A	N/A	N/A	N/A	1.17%
Net Investment Income to Average Net Assets	4.75%	**+	N/A	N/A	N/A	N/A	1.13%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain or modify exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables	$2
Liabilities:
Foreign Currency Contracts	Payables	$(55)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$(493)

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$399

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

5.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6.              Subsequent Events: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $500 million	Next $1 billion	Next $1 billion	Next $1 billion	Over $4.5 billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $3,000.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,226	$20,423	$2,337	$8,910

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$1,372	$(1,372)	$—

At June 30, 2009, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,107	$—

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$40,913	$1,870	$(1,642)	$228

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and currency losses of approximately $19,929,000 and $298,000, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $4,195,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$1,037	$17,335	$18,099	$1	$273

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,547,000 and $20,692,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $1,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 70.8%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFGVESAN
IU09-03609P-Y06/09

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

High Yield Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

High Yield Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield	$1,000.00	$1,214.10	$1,020.93	$4.28	$3.91	0.78%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was lower than the peer group average and the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee, total expense ratio and performance were competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability support its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.2%)
Aerospace (1.0%)
Hexcel Corp.,
6.75%, 2/1/15 (a)	$150	$140
L-3 Communications Corp.,
5.88%, 1/15/15	215	192
		332
Broadcasting (1.4%)
LIN Television Corp.,
6.50%, 5/15/13	95	64
Univision Communications, Inc.,
7.85%, 7/15/11	445	441
		505
Cable (5.6%)
Anixter, Inc.,
10.00%, 3/15/14 (a)	325	325
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14 (b)(c)	345	359
CSC Holdings, Inc.,
8.50%, 6/15/15 (c)	195	192
8.63%, 2/15/19 (c)	455	445
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15	30	28
7.63%, 5/15/16	315	308
Virgin Media Finance plc,
8.75%, 4/15/14	60	59
9.13%, 8/15/16	230	222
		1,938
Chemicals (3.8%)
Airgas, Inc.,
7.13%, 10/1/18 (c)	50	47
Ashland, Inc.,
9.13%, 6/1/17 (c)	195	203
Berry Plastics Holding Corp.,
8.88%, 9/15/14 (a)	275	233
Innophos Holdings, Inc.,
9.50%, 4/15/12 (c)	170	150
Innophos, Inc.,
8.88%, 8/15/14	200	184
Koppers, Inc.,
9.88%, 10/15/13	150	148
Terra Capital, Inc.,
7.00%, 2/1/17	260	239
Westlake Chemical Corp.,
6.63%, 1/15/16 (a)	135	119
		1,323
Consumer Products (1.0%)
Hanson Ltd.,
7.88%, 9/27/10	100	97
Scientific Games Corp.,
6.25%, 12/15/12 (a)	255	244
		341
Diversified Media (0.3%)
AMC Entertainment, Inc.,
8.75%, 6/1/19 (a)(c)	105	99

Energy (14.5%)
Atlas Energy Resources LLC,
10.75%, 2/1/18 (c)	265	251
Chaparral Energy, Inc.,
8.50%, 12/1/15	350	219
8.88%, 2/1/17	60	37
Chesapeake Energy Corp.,
6.38%, 6/15/15 (a)	150	134
7.50%, 9/15/13 (a)	115	111
9.50%, 2/15/15	300	304
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	185	171
Cimarex Energy Co.,
7.13%, 5/1/17	85	75
Forest Oil Corp.,
7.25%, 6/15/19 (a)	170	153
7.75%, 5/1/14	190	183
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15 (c)	315	268
Key Energy Services, Inc.,
8.38%, 12/1/14 (a)	145	129
Massey Energy Co.,
6.88%, 12/15/13	415	382
Newfield Exploration Co.,
6.63%, 9/1/14	270	250
7.13%, 5/15/18	55	50
OPTI Canada, Inc.,
8.25%, 12/15/14	415	276
Orion Power Holdings, Inc.,
12.00%, 5/1/10	75	78
PetroHawk Energy Corp.,
10.50%, 8/1/14 (c)	240	246
Pioneer Natural Resources Co.,
6.65%, 3/15/17	250	220
Plains Exploration & Production Co.,
7.63%, 6/1/18 (a)	305	275
7.75%, 6/15/15	110	104
10.00%, 3/1/16 (a)	245	253
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	515	465
Sonat, Inc.,
7.63%, 7/15/11	180	177
8.25%, 12/15/11	295	244
		5,055
Financial (4.3%)
CCM Merger, Inc.,
8.50%, 7/13/12	376	317
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (c)	85	89
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14 (a)(c)	178	142
6.88%, 9/15/11 (c)	345	305
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 5/1/14 (c)	175	166

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Financial (cont’d)
LPL Holdings, Inc.,
10.75%, 12/15/15 (c)	$180	$159
NSG Holdings LLC / NSG Holdings, Inc.,
7.75%, 12/15/25 (c)	400	322
		1,500
Food & Drug (1.5%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	95	97
M-Foods Holdings, Inc.,
9.75%, 10/1/13 (c)	120	116
SUPERVALU, Inc.,
7.50%, 11/15/14	175	169
8.00%, 5/1/16 (a)	135	131
		513
Food & Tobacco (2.5%)
Constellation Brands, Inc.,
7.25%, 5/15/17	185	172
Michael Foods, Inc.,
8.00%, 11/15/13	230	226
Pilgrim’s Pride Corp.,
7.63%, 5/1/15 (b)	254	222
Smithfield Foods, Inc.,
7.00%, 8/1/11 (a)	245	234
		854
Forest Products (5.6%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	360	353
Georgia-Pacific LLC,
7.13%, 1/15/17 (c)	425	397
8.25%, 5/1/16 (c)	175	171
Glatfelter,
7.13%, 5/1/16 (a)	95	88
Graham Packaging Co. LP/GPC,
9.88%, 10/15/14 (a)	230	215
Graphic Packaging International, Inc.,
9.50%, 8/15/13 (a)	265	254
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14	155	149
7.38%, 5/15/16 (a)(c)	130	126
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.50%, 7/1/14 (a)(c)	200	184
		1,937
Gaming & Leisure (4.2%)
Ameristar Casinos, Inc.,
9.25%, 6/1/14 (c)	185	189
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17 (c)	285	271
Host Hotels & Resorts LP,
7.13%, 11/1/13	255	241
Las Vegas Sands Corp.,
6.38%, 2/15/15 (a)	115	86
MGM Mirage,
10.38%, 5/15/14 (c)	185	193
13.00%, 11/15/13 (c)	445	489
		1,469
Health Care (10.8%)
Apria Healthcare Group, Inc.,
11.25%, 11/1/14 (a)(c)	235	228
Biomet, Inc.,
11.63%, 10/15/17 (a)	390	384
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	175	172
FMC Finance III S.A.,
6.88%, 7/15/17	275	257
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250	256
HCA, Inc.,
5.75%, 3/15/14 (a)	225	181
6.25%, 2/15/13	125	110
9.13%, 11/15/14	213	212
9.88%, 2/15/17 (a)(c)	130	132
Healthsouth Corp.,
10.75%, 6/15/16 (a)	240	242
Invacare Corp.,
9.75%, 2/15/15	60	61
Omnicare, Inc.,
6.75%, 12/15/13	330	298
6.88%, 12/15/15	90	82
Select Medical Corp.,
7.63%, 2/1/15	305	249
7.65%, 9/15/15 (d)	440	315
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	195	194
Tenet Healthcare Corp.,
7.38%, 2/1/13	190	172
Warner Chilcott Corp.,
8.75%, 2/1/15	191	191
		3,736
Housing (0.5%)
Interface, Inc.,
9.50%, 2/1/14	180	167
Pulte Homes, Inc.,
6.38%, 5/15/33 (a)	35	23
		190
Information Technology (3.3%)
Belden, Inc.,
9.25%, 6/15/19 (c)	130	126
First Data Corp.,
9.88%, 9/24/15 (a)	205	147
11.25%, 3/31/16 (a)(c)	255	149
Flextronics International Ltd.,
6.50%, 5/15/13	103	99
SunGard Data Systems, Inc.,
9.13%, 8/15/13	280	266
10.63%, 5/15/15 (a)(c)	80	79

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Information Technology (cont’d)
Vangent, Inc.,
9.63%, 2/15/15	$350	$292
		1,158
Manufacturing (2.9%)
Baldor Electric Co.,
8.63%, 2/15/17	105	98
Bombardier, Inc.,
6.30%, 5/1/14 (a)(c)	515	453
Johnsondiversey, Inc.,
9.63%, 5/15/12	244	243
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	245	211
		1,005
Metals (3.4%)
ArcelorMittal,
6.13%, 6/1/18	215	188
9.85%, 6/1/19	180	195
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	105	103
Novelis, Inc.,
7.25%, 2/15/15	370	283
Teck Resources Ltd.,
10.25%, 5/15/16 (c)	400	420
		1,189
Retail (4.1%)
Bon-Ton Department Stores, Inc. (The),
10.25%, 3/15/14	510	224
Brown Shoe Co., Inc.,
8.75%, 5/1/12	260	238
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	230	188
Oxford Industries, Inc.,
8.88%, 6/1/11	220	221
11.38%, 7/15/15 (c)	175	170
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	225	223
Rite Aid Corp.,
8.63%, 3/1/15	230	154
		1,418
Services (3.0%)
Expedia, Inc.,
8.50%, 7/1/16 (c)	300	290
Solo Cup Co.,
8.50%, 2/15/14 (a)	365	301
Ticketmaster Entertainment, Inc.,
10.75%, 7/28/16 (c)	285	255
United Rentals North America, Inc.,
6.50%, 2/15/12 (a)	200	195
		1,041
Telecommunications (8.9%)
DISH DBS Corp.,
7.00%, 10/1/13	315	301
Frontier Communications Corp.,
9.00%, 8/15/31 (a)	545	452
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	140	137
Intelsat Corp.,
9.25%, 6/15/16 (a)(c)	725	698
PAETEC Holding Corp.,
8.88%, 6/30/17 (a)(c)	325	307
Qwest Capital Funding, Inc.,
7.00%, 8/3/09	50	50
7.25%, 2/15/11 (a)	385	376
Sprint Capital Corp.,
6.90%, 5/1/19	300	250
Wind Acquisition Finance S.A.,
10.75%, 12/1/15 (c)	285	286
Windstream Corp.,
8.13%, 8/1/13	105	102
XM Satellite Radio, Inc.,
13.00%, 8/1/13 (c)	150	123
		3,082
Transportation (1.5%)
ArvinMeritor, Inc.,
8.75%, 3/1/12 (a)	115	73
Ford Motor Credit Co. LLC,
7.25%, 10/25/11	510	442
		515
Utilities (8.8%)
AES Corp. (The),
7.75%, 3/1/14 (a)	240	228
8.75%, 5/15/13 (c)	45	46
Calpine Corp.,
4.10%, 3/29/14	125	111
Edison Mission Energy,
7.00%, 5/15/17	215	166
7.75%, 6/15/16	185	152
El Paso Corp.,
6.88%, 6/15/14	115	108
12.00%, 12/12/13	30	33
Intergen N.V.,
9.00%, 6/30/17 (c)	340	324
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	85	86
Midwest Generation LLC,
8.56%, 1/2/16 (a)	167	163
Mirant Americas Generation LLC,
8.50%, 10/1/21 (a)	460	366
NRG Energy, Inc.,
7.38%, 1/15/17	400	378
Ormat Funding Corp.,
8.25%, 12/30/20	506	405
RRI Energy, Inc.,
7.88%, 6/15/17 (a)	230	207
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	465	292
		3,065

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Wireless Communications (2.3%)
American Tower Corp.,
7.13%, 10/15/12	$240	$242
Nextel Communications, Inc.,
6.88%, 10/31/13	460	383
Sirius XM Radio, Inc.,
9.63%, 8/1/13 (a)	230	171
		796
Total Fixed Income Securities (Cost $32,601)		33,061

	Shares
Common Stock (0.0%)
Utilities (0.0%)
SW Acquistion LP (e)(f) (Cost $—)	1	—

Preferred Stock (0.2%)
Financial (0.2%)
Preferred Blocker, Inc.
7.00% (c)(g) (Cost $72)	141	61

Short-Term Investments (26.2%)
Securities held as Collateral on Loaned Securities (21.8%)
Investment Company (16.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	5,718,724	5,719

Face Amount (000)
Repurchase Agreement (5.3%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $1,862; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $1,900.	$1,862	1,862
7,581

	Shares
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	1,520,434	1,521
Total Short-Term Investments (Cost $9,102)		9,102
Total Investments (121.6%) (Cost $41,775) — Including $7,423 of Securities Loaned		42,224
Liabilities in Excess of Other Assets (-21.6%)		(7,497)
Net Assets (100%)		$34,727

(a)	All or a portion of security on loan at June 30, 2009.
(b)	Issuer is in default.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(e)	Security has been deemed illiquid at June 30, 2009.
(f)	Non-income producing security.
(g)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(h)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 10 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Common Stocks
Utilities	$—	$—	$—	†	$—	†
Fixed Income Securities
Aerospace	—	332	—		332
Broadcasting	—	505	—		505
Cable	—	1,938	—		1,938
Chemicals	—	1,323	—		1,323
Consumer Products	—	341	—		341
Diversified Media	—	99	—		99
Energy	—	5,055	—		5,055
Financial	—	1,500	—		1,500
Food & Drug	—	513	—		513
Food & Tobacco	—	854	—		854
Forest Products	—	1,937	—		1,937
Gaming & Leisure	—	1,469	—		1,469
Health Care	—	3,736	—		3,736
Housing	—	190	—		190
Information Technology	—	1,158	—		1,158
Manufacturing	—	1,005	—		1,005
Metals	—	1,189	—		1,189
Retail	—	1,418	—		1,418
Services	—	1,041	—		1,041
Telecommunications	—	3,082	—		3,082
Transportation	—	515	—		515
Utilities	—	3,065	—		3,065
Wireless Communications	—	796	—		796
Total Fixed Income Securities	—	33,061	—		33,061

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stock
Financial	$—	$61	$—		$61
Short-Term Investments
Investment Companies	7,240	—	—		7,240
Repurchase Agreement	—	1,862	—		1,862
Total Short-Term Investments	7,240	1,862	—		9,102
Total Assets	7,240	34,984	—	†	42,224
Total	$7,240	$34,984	$—	†	$42,224

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

†  Includes a security which is level at zero.

Portfolio Composition*

Classification	Percentage of Total Investments
Energy	14.6%
Health Care	10.8
Telecommunications	8.9
Utilities	8.8
Cable	5.6
Forest Products	5.6
Other**	41.3
Short-Term Investment	4.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $34,535)	$34,984
Investment in Security of Affiliated Issuer, at Value (Cost $7,240)	7,240
Total Investments in Securities, at Value (Cost $41,775)	42,224
Interest Receivable	698
Receivable for Investments Sold	219
Receivable for Portfolio Shares Sold	2
Receivable from Affiliate	1
Dividends Receivable	—	@
Other Assets	1
Total Assets	43,145
Liabilities:
Collateral on Securities Loaned, at Value	7,581
Payable for Investments Purchased	415
Payable for Lehman Brothers Closed Swap Transactions	176
Bank Overdraft	163
Investment Advisory Fees Payable	40
Payable for Portfolio Shares Redeemed	8
Administration Fees Payable	8
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	—	@
Other Liabilities	25
Total Liabilities	8,418
NET ASSETS	$34,727
Net Assets Consist of:
Paid-in Capital	$64,727
Undistributed Net Investment Income	4,616
Accumulated Net Realized Loss	(35,065)
Unrealized Appreciation (Depreciation) on:
Investments	449
Net Assets	$34,727
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,156,484 Outstanding $0.002 Par Value Shares (Authorized 500,000,000 Shares)	$11.00

(1) Including:
Securities on Loan, at Value	$7,423

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

High Yield Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,653
Dividends from Security of Affiliated Issuer	8
Dividends from Securities of Unaffiliated Issuers	4
Total Investment Income	1,665
Expenses:
Investment Advisory Fees (Note B)	66
Administration Fees (Note C)	39
Professional Fees	10
Custodian Fees (Note E)	3
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note D)	— @
Other	4
Total Expenses	123
Rebate from Morgan Stanley Affiliates (Note H)	(2)
Expense Offset (Note E)	— @
Net Expenses	121
Net Investment Income	1,544
Realized Gain (Loss) on:
Investments Sold	(3,304)
Foreign Currency Transactions	9
Net Realized Loss	(3,295)
Change in Unrealized Appreciation (Depreciation) on:
Investments	8,022
Foreign Currency Translations	(9)
Net Change in Unrealized Appreciation (Depreciation)	8,013
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	4,718
Net Increase in Net Assets Resulting from Operations	$6,262

@  Amount is less than $500.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$1,544	$3,180
Net Realized Loss	(3,295)	(7,414)
Net Change in Unrealized Appreciation (Depreciation)	8,013	(4,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,262	(9,072)
Distributions from and/or in Excess of:
Net Investment Income	—	(3,472)
Capital Share Transactions:(1)
Subscriptions	4,573	7,537
Distributions Reinvested	—	3,473
Redemptions	(4,612)	(11,508)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(39)	(498)
Total Increase (Decrease) in Net Assets	6,223	(13,042)
Net Assets:
Beginning of Period	28,504	41,546
End of Period (Including Undistributed Net Investment Income of $4,616 and $3,072)	$34,727	$28,504

(1) Capital Share Transactions:
Shares Subscribed	469	640
Shares Issued on Distributions Reinvested	—	307
Shares Redeemed	(470)	(1,013)
Net Decrease in Shares Outstanding	(1)	(66)

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

High Yield Portfolio

	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios*	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.03		$12.89	$13.55		$13.59	$14.56	$14.17
Income (Loss) from Investment Operations
Net Investment Income#	0.49		1.01	1.01		0.96	1.00	1.02
Net Realized and Unrealized Gain (Loss) on Investments	1.48		(3.77)	(0.46)		(0.43)	(0.87)	0.27
Total from Investment Operations	1.97		(2.76)	0.55		0.53	0.13	1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(1.10)	(1.21)		(0.57)	(1.10)	(0.90)
Net Asset Value, End of Period	$11.00		$9.03	$12.89		$13.55	$13.59	$14.56
Total Return±	21.41	%††	(22.86)%	4.01%		8.62%	1.06%	9.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,727		$28,504	$41,546		$52,962	$58,480	$64,052
Ratio of Expenses to Average Net Assets(1)	0.78	%**+	0.79%+	0.80	%+	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	9.90	%**+	8.93%+	7.56	%+	7.13%	7.16%	7.24%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	50	%††	50%	32%		26%	65%	58%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		0.94%+	0.81	%+	0.87%	0.86%	0.90%
Net Investment Income to Average Net Assets	N/A		8.78%+	7.55	%+	7.06%	7.10%	7.14%

*

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

††	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $7,423,000 and related collateral outstanding at June 30, 2009 was approximately $7,581,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $6,000.

6.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, the Portfolio did not have any outstanding futures contracts.

7.              Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains (losses) in the Statement of Operations.

Realized gains (losses) on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding swap contracts.

8.              Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. At June 30, 2009, the Portfolio did not have any outstanding purchased or written options.

9.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$9

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(9)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

10.       Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11.       Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

12.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $250 million	Next $250 million	Next $1 billion	Next $1 billion	Over $3 billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, there were no advisory fees waived.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,472	$—	$3,917	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, investment in certain fixed income securities and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$45	$221	$(266)

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,089	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$41,775	$1,885	$(1,436)	$449

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and currency losses of approximately $4,750,000 and $3,000, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $26,915,000, of which, $1,274,000 will expire on December 31, 2009, $9,828,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011, $178,000 will expire on December 31, 2013, $552,000 will expire on December 31, 2014 and $2,908,000 will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$2,862	$28,588	$24,210	$8	$7,240

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $17,219,000 and $14,685,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

I. Other: At June 30, 2009, a substantial portion of the Portfolio’s investments consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.3%.

J. Reverse Stock Split: After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006, have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of shareholder’s investment in the Portfolio.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company, Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFHYPSAN
IU09-03610P-Y06/09

20

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2009

International Growth Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

International Growth Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Growth Equity Class II	$1,000.00	$1,104.50	$1,018.15	$6.99	$6.71	1.34%

*                 Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**          Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-year period and the period since the end of April 2006, the Portfolio’s inception. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with the peer group average, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which include a breakpoint. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

	Shares	Value (000)
Common Stocks (105.6%)
Australia (3.0%)
BHP Billiton Ltd. (a)	98,343	$2,695
CSL Ltd.	98,737	2,552
		5,247
Austria (1.6%)
Vienna Insurance Group (a)	65,025	2,826

Belgium (1.1%)
Groupe Bruxelles Lambert S.A.	27,059	1,982

Canada (2.9%)
Cameco Corp.	117,370	3,011
EnCana Corp.	44,587	2,211
		5,222
Denmark (1.4%)
Vestas Wind Systems A/S (b)	34,382	2,472

Egypt (0.9%)
Orascom Construction Industries GDR	46,774	1,529

Finland (3.6%)
Fortum Oyj (a)	155,339	3,543
Kone Oyj, Class B	90,894	2,792
		6,335
France (8.6%)
ArcelorMittal	98,713	3,242
AXA S.A.	131,940	2,495
BNP Paribas	54,694	3,549
LVMH Moet Hennessy Louis Vuitton S.A. (a)	28,750	2,201
Total S.A.	67,784	3,671
		15,158
Germany (5.7%)
Bayer AG	37,230	1,999
Deutsche Bank AG (Registered)	48,890	2,975
Linde AG	38,053	3,129
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	14,287	1,932
		10,035
Greece (3.4%)
Coca-Cola Hellenic Bottling Co. S.A.	120,715	2,473
National Bank of Greece S.A. (b)	129,236	3,541
		6,014
Hong Kong (7.2%)
China Resources Power Holdings Co., Ltd. (a)	1,240,000	2,745
CNOOC Ltd.	2,487,900	3,063
Esprit Holdings Ltd.	324,100	1,805
Parkson Retail Group Ltd. (a)	1,599,000	2,281
Tencent Holdings Ltd.	237,600	2,766
		12,660
India (2.7%)
Bharti Airtel Ltd. (b)	139,818	2,336
Reliance Industries Ltd. (b)	57,422	2,421
		4,757
Ireland (1.2%)
Ryanair Holdings plc ADR (b)	75,442	2,142

Israel (2.1%)
Teva Pharmaceutical Industries Ltd. ADR	73,976	3,650

Italy (1.3%)
ENI S.p.A.	94,634	2,245

Japan (18.6%)
Benesse Corp.	55,100	2,202
FamilyMart Co., Ltd.	69,000	2,163
Fast Retailing Co., Ltd.	25,100	3,269
Honda Motor Co., Ltd.	75,800	2,075
Jupiter Telecommunications Co., Ltd.	3,036	2,302
Komatsu Ltd.	149,900	2,301
Nidec Corp.	39,100	2,363
Nippon Electric Glass Co., Ltd.	308,000	3,433
Rakuten, Inc.	4,180	2,512
Shin-Etsu Chemical Co., Ltd.	59,000	2,725
Shionogi & Co., Ltd.	118,000	2,279
Sony Financial Holdings, Inc.	700	1,927
Stanley Electric Co., Ltd.	166,100	3,346
		32,897
Luxembourg (1.2%)
Millicom International Cellular S.A. (b)	38,749	2,180

Mexico (1.4%)
America Movil S.A.B. de C.V., Class L ADR	65,744	2,546

Netherlands (1.2%)
Reed Elsevier N.V.	191,015	2,107

Norway (1.1%)
Storebrand ASA (b)	449,875	1,968

Portugal (2.4%)
Banco Espirito Santo S.A. (Registered)	429,901	2,320
Jeronimo Martins SGPS S.A.	271,949	1,856
		4,176
Singapore (3.3%)
DBS Group Holdings Ltd.	453,000	3,676
Keppel Corp. Ltd. (a)	456,000	2,165
		5,841
Spain (2.9%)
Banco Santander S.A.	234,289	2,827
Red Electrica Corporacion S.A.	52,074	2,356
		5,183
Sweden (2.6%)
Investor AB, Class B	157,895	2,442
Tele2 AB, Class B (a)	219,754	2,226
		4,668
Switzerland (7.9%)
Nestle S.A. (Registered)	102,528	3,870
Roche Holding AG (Genusschein)	25,244	3,434
SGS S.A. (Registered)	3,364	4,177
Syngenta AG (Registered)	10,917	2,535
		14,016

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

	Shares	Value (000)
United Kingdom (16.3%)
Aggreko plc	213,135	$1,820
Autonomy Corp. plc (b)	113,922	2,699
Cobham plc	849,885	2,424
G4S plc	798,575	2,746
Prudential plc	339,033	2,307
Reckitt Benckiser Group plc	86,422	3,938
SABMiller plc	116,796	2,378
Smith & Nephew plc	316,026	2,343
Standard Chartered plc	163,202	3,074
Tesco plc	539,016	3,142
Vodafone Group plc	1,055,953	2,041
		28,912
Total Common Stocks (Cost $185,364)		186,768

	No. of Rights
Rights (0.1%)
Hong Kong (0.1%)
China Resources Power Holdings Co., Ltd., expires 7/10/09 (b) (Cost $—)	146,000	59

	Shares
Short-Term Investments (13.7%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	9,328,597	9,329

	Face Amount (000)
Repurchase Agreement (1.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $3,038; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $3,099.	$3,038	3,038
		12,367

	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	11,947,469	11,947
Total Short-Term Investments (Cost $24,314)		24,314
Total Investments (119.4%) (Cost $209,678) — Including $11,711 of Securities Loaned (d)		211,141
Liabilities in Excess of Other Assets (-19.4%)		(34,302)
Net Assets (100%)		$176,839

(a)	All or a portion of security on loan at June 30, 2009.
(b)	Non-income producing security.
(c)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(d)

The approximate market value and percentage of total investments, $171,028,000 and 81.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	1,151	$927	7/1/09	USD	930	$930	$3
CAD	20	17	7/1/09	USD	17	17	—	@
CAD	20	17	7/1/09	USD	17	17	—	@
CAD	1,057	908	7/2/09	USD	917	917	9
CHF	2,617	2,408	7/1/09	USD	2,417	2,417	9
DKK	2,327	439	7/1/09	USD	440	440	1
EUR	5,679	7,966	7/1/09	USD	7,988	7,988	22
GBP	3,092	5,087	7/1/09	USD	5,114	5,114	27
HKD	206	27	7/1/09	USD	27	27	—	@
JPY	549,866	5,708	7/2/09	USD	5,780	5,780	72
NOK	2,188	340	7/1/09	USD	339	339	(1)
SEK	6,229	807	7/1/09	USD	800	800	(7)
SGD/	1,484	1,025	7/1/09	USD	1,022	1,022	(3)
		$25,676				$25,808	$132

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 7 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$24,100	$—	$24,100
Consumer Staples	—	19,820	—	19,820
Energy	5,222	11,400	—	16,622
Financials	—	39,841	—	39,841
Health Care	3,650	12,607	—	16,257
Industrials	2,142	22,426	—	24,568
Information Technology	—	11,261	—	11,261
Materials	—	14,326	—	14,326
Telecommunication Services	4,726	6,603	—	11,329
Utilities	—	8,644	—	8,644
Total Common Stocks	15,740	171,028	—	186,768
Forwards	—	143	—	143
Rights	—	59	—	59
Short-Term Investments
Investment Companies	21,276	—	—	21,276
Repurchase Agreements	—	3,038	—	3,038
Total Short-Term Investments	21,276	3,038	—	24,314
Total Assets	37,016	174,268	—	211,284
Liabilities:
Forwards	—	(11)	—	(11)
Total Liabilities	—	(11)	—	(11)
Total	$37,016	$174,257	$—	$211,273

Portfolio Composition*

Classification	Percentage of Total Investments
Financials	20.0%
Industrials	12.4
Consumer Discretionary	12.1
Consumer Staples	10.0
Energy	8.4
Health Care	8.2
Materials	7.2
Telecommunication Services	5.7
Information Technology	5.7
Other**	4.3
Short-Term Investment	6.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.

**          Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

International Growth Equity Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $188,402)	$189,865
Investment in Security of Affiliated Issuer, at Value (Cost $21,276)	21,276
Total Investments in Securities, at Value (Cost $209,678)	211,141
Receivable for Investments Sold	27,682
Foreign Currency, at Value (Cost $865)	865
Receivable for Portfolio Shares Sold	575
Dividends Receivable	211
Unrealized Appreciation on Foreign Currency Exchange Contracts	143
Foreign Withholding Tax Reclaim Receivable	89
Receivable from Affiliate	3
Other Assets	4
Total Assets	240,713
Liabilities:
Payable for Portfolio Shares Redeemed	50,734
Collateral on Securities Loaned, at Value	12,367
Investment Advisory Fees Payable	372
Payable for Investments Purchased	90
Deferred Capital Gain Country Tax	87
Bank Overdraft	72
Administration Fees Payable	46
Distribution Fees — Class II Shares	46
Custodian Fees Payable	24
Unrealized Depreciation on Foreign Currency Exchange Contracts	11
Other Liabilities	25
Total Liabilities	63,874
NET ASSETS	$176,839
Net Assets Consist of:
Paid-in Capital	$230,911
Undistributed Net Investment Income	3,574
Accumulated Net Realized Loss	(59,048)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $79 Deferred Capital Gain Country Tax)	1,384
Foreign Currency Exchange Contracts and Translations	18
Net Assets	$176,839
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 25,718,916 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.88

(1) Including:
Securities on Loan, at Value	$11,711

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

International Growth Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $374 Foreign Taxes Withheld)	$3,057
Dividends from Security of Affiliated Issuer	119
Interest from Securities of Unaffiliated Issuers	36
Total Investment Income	3,212
Expenses:
Investment Advisory Fees (Note B)	612
Distribution Fees — Class II Shares (Note D)	285
Administration Fees (Note C)	205
Custodian Fees (Note F)	46
Professional Fees	19
Shareholder Reporting Fees	6
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note E)	1
Other	6
Total Expenses	1,182
Distribution Fees — Class II Shares Waived (Note D)	(81)
Rebate from Morgan Stanley Affiliates (Note I)	(5)
Expense Offset (Note F)	— @
Net Expenses	1,096
Net Investment Income	2,116
Realized Gain (Loss) on:
Investments Sold (Net of Capital Gain Country Taxes $8)	(41,823)
Foreign Currency Transactions	(128)
Net Realized Loss	(41,951)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $79)	63,886
Foreign Currency Exchange Contracts and Translations	21
Net Change in Unrealized Appreciation (Depreciation)	63,907
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	21,956
Net Increase in Net Assets Resulting from Operations	$24,072

@    Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

International Growth Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$2,116	$1,499
Net Realized Loss	(41,951)	(17,087)
Net Change in Unrealized Appreciation (Depreciation)	63,907	(64,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,072	(80,268)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(4)
Net Realized Gain	—	(311)
Total Distributions	—	(315)
Capital Share Transactions:(1)
Class II:
Subscriptions	78,536	192,627
Distributions Reinvested	—	315
Redemptions	(67,348)	(28,199)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,188	164,743
Total Increase in Net Assets	35,260	84,160
Net Assets:
Beginning of Period	141,579	57,419
End of Period (Including Undistributed Net Investment Income of $3,574 and $1,458)	$176,839	$141,579

(1) Capital Share Transactions:
Class II:
Shares Subscribed	13,157	21,358
Shares Issued on Distributions Reinvested	—	30
Shares Redeemed	(10,191)	(3,377)
Net Increase in Class II Shares Outstanding	2,966	18,011

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

International Growth Equity Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,				Period from April 28, 2006^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2008		2007		2006
Net Asset Value, Beginning of Period	$6.22		$12.11		$10.84		$10.00
Income (Loss) from Investment Operations
Net Investment Income#	0.08		0.13		0.03		0.03
Net Realized and Unrealized Gain (Loss)	0.58		(6.00)		1.52		0.82
Total from Investment Operations	0.66		(5.87)		1.55		0.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)†	(0.02)		(0.01)
Net Realized Gain	—		(0.02)		(0.26)		—
Total Distributions	—		(0.02)		(0.28)		(0.01)
Net Asset Value, End of Period	$6.88		$6.22		$12.11		$10.84
Total Return±	10.45	%*	(48.52)%		14.26%		8.55	%*
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,839		$141,579		$57,419		$9,993
Ratio of Expenses to Average Net Assets(1)	1.34	%**+	1.35	%+	1.35	%+	1.35	%**
Ratio of Net Investment Income to Average Net Assets(1)	2.59	%**+	1.51	%+	0.29	%+	0.38	%**
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	47	%*	40%		52%		10	%*

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.44	%**+	1.53	%+	1.84	%+	3.95	%**
Net Investment Income (Loss) to Average Net Assets	2.49	%**+	1.33	%+	(0.20)	%+	(2.23	)%**

^	Commencement of Operations
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Growth Equity Portfolio. The Portfolio seeks long-term capital appreciation, with a secondary objective of income. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $11,711,000 and related collateral outstanding at six months ended June 30, 2009 was approximately $12,367,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $141,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables	$143
Liabilities:
Foreign Currency Contracts	Payables	$(11)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$(376)

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$132

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

7.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.35%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $81,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations.

The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4	$311	$178	$1,067

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(40)	$40	$—

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,504	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$209,678	$11,851	$(10,388)	$1,463

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and currency losses of approximately $8,431,000 and $45,000, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $8,264,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$6,382	$99,945	$85,051	$119	$21,276

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $113,763,000 and $73,508,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $1,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 96.4%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFIGESAN
IUO9-03611P-Y06/09

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

International Magnum Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Magnum	$1,000.00	$1,080.20	$1,019.59	$5.42	$5.26	1.05%

*    Expenses are calculated using the Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was below its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that while the Portfolio’s management fee was higher but close to the peer group average, the total expense ratio was lower than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with the peer group average, and that performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Australia (4.0%)
Australia & New Zealand Banking Group Ltd.	16,640	$220
BHP Billiton Ltd.	40,414	1,108
CSL Ltd.	22,918	592
QBE Insurance Group Ltd.	18,750	299
Rio Tinto Ltd.	10,647	446
Tatts Group Ltd.	118,000	242
Wesfarmers Ltd.	16,031	292
Westpac Banking Corp.	18,650	302
		3,501
Austria (1.2%)
Telekom Austria AG	24,743	387
Vienna Insurance Group	15,083	656
		1,043
Belgium (1.0%)
Groupe Bruxelles Lambert S.A.	6,285	460
Umicore	19,093	435
		895
Canada (1.4%)
Cameco Corp.	27,243	699
EnCana Corp.	10,279	510
		1,209
Denmark (0.7%)
Vestas Wind Systems A/S (a)	7,980	574

Egypt (0.4%)
Orascom Construction Industries GDR	10,906	360

Finland (1.7%)
Fortum Oyj	36,321	829
Kone Oyj, Class B	21,107	648
		1,477
France (7.9%)
ArcelorMittal	38,133	1,252
AXA S.A.	30,666	580
BNP Paribas	25,888	1,680
Electricite de France	6,900	336
GDF Suez S.A.	16,576	619
LVMH Moet Hennessy Louis Vuitton S.A.	6,663	510
Schneider Electric S.A.	6,349	486
Societe Generale	10,489	572
Total S.A.	15,688	850
		6,885
Germany (6.1%)
Allianz SE (Registered)	5,767	533
Bayer AG	20,075	1,078
Deutsche Bank AG (Registered)	11,330	689
Linde AG	8,837	727
MAN AG	8,978	552
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,585	1,026
Siemens AG (Registered)	9,649	668
		5,273
Greece (1.6%)
Coca-Cola Hellenic Bottling Co. S.A.	28,044	574
National Bank of Greece S.A. (a)	29,953	821
		1,395
Hong Kong (5.0%)
BOC Hong Kong Holdings Ltd.	89,500	158
Cheung Kong Holdings Ltd.	25,000	287
China Resources Power Holdings Co., Ltd.	288,000	637
CNOOC Ltd.	578,000	712
Esprit Holdings Ltd.	100,500	560
Hang Seng Bank Ltd.	7,500	106
MTR Corp.	122,000	366
New World Development Ltd.	92,000	166
Parkson Retail Group Ltd.	372,500	531
Sun Hung Kai Properties Ltd.	8,000	100
Swire Pacific Ltd., Class A	4,500	45
Tencent Holdings Ltd.	55,200	643
		4,311
India (1.3%)
Bharti Airtel Ltd. (a)	32,453	542
Reliance Industries Ltd. (a)	13,351	563
		1,105
Ireland (0.6%)
Ryanair Holdings plc ADR (a)	17,400	494

Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	17,128	845

Italy (1.6%)
ENI S.p.A.	59,190	1,404

Japan (19.8%)
Amada Co., Ltd.	21,000	130
Astellas Pharma, Inc.	6,100	215
Benesse Corp.	12,800	512
Canon, Inc.	8,300	270
Casio Computer Co., Ltd.	12,700	113
Dai Nippon Printing Co., Ltd.	10,000	137
Daicel Chemical Industries Ltd.	28,000	169
Daifuku Co., Ltd.	14,000	99
Daiichi Sankyo Co., Ltd.	9,900	177
Daikin Industries Ltd.	7,300	233
Denki Kagaku Kogyo KK	43,000	119
East Japan Railway Co.	2,500	151
FamilyMart Co., Ltd.	20,800	652
Fast Retailing Co., Ltd.	5,800	755
Fuji Machine Manufacturing Co., Ltd.	4,300	52
FUJIFILM Holdings Corp.	6,900	218
Fujitec Co., Ltd.	8,000	38
Fujitsu Ltd.	41,000	222
Furukawa Electric Co., Ltd.	35,000	157
Hitachi Capital Corp.	8,900	120
Hitachi High-Technologies Corp.	4,500	76
Hitachi Ltd.	33,000	102
Honda Motor Co., Ltd.	17,600	482

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Japan (cont’d)
House Foods Corp.	5,400	$78
Jupiter Telecommunications Co., Ltd.	705	534
Kaneka Corp.	20,000	142
Komatsu Ltd.	34,800	534
Kurita Water Industries Ltd.	5,600	180
Kyocera Corp.	2,800	210
Kyudenko Corp.	8,000	55
Lintec Corp.	6,200	107
Maeda Road Construction Co., Ltd.	6,000	61
Marubeni Corp.	27,000	119
Minebea Co., Ltd.	24,000	102
Mitsubishi Chemical Holdings Corp.	26,000	110
Mitsubishi Corp.	15,900	292
Mitsubishi Heavy Industries Ltd.	54,000	223
Mitsui Mining & Smelting Co., Ltd. (a)	37,000	95
Mitsumi Electric Co., Ltd.	7,600	161
Nagase & Co., Ltd.	8,000	80
NEC Corp. (a)	53,000	207
Nidec Corp.	9,100	550
Nifco, Inc.	6,300	97
Nintendo Co., Ltd.	900	248
Nippon Electric Glass Co., Ltd.	72,000	803
Nippon Meat Packers, Inc.	8,000	101
Nippon Sheet Glass Co., Ltd.	24,000	70
Nippon Steel Corp.	18,000	69
Nippon Telegraph & Telephone Corp.	3,100	126
Nissan Motor Co., Ltd.	33,200	200
Nissha Printing Co., Ltd.	2,100	101
Nisshinbo Holdings, Inc.	9,000	101
Obayashi Corp.	27,000	132
Ono Pharmaceutical Co., Ltd.	4,000	177
Panasonic Corp.	18,100	243
Rakuten, Inc.	971	584
Ricoh Co., Ltd.	16,000	205
Rohm Co., Ltd.	2,400	174
Ryosan Co., Ltd.	4,600	108
Sanki Engineering Co., Ltd.	6,000	46
Sanwa Holdings Corp.	20,000	71
Sekisui Chemical Co., Ltd.	24,000	150
Sekisui House Ltd.	13,000	131
Shin-Etsu Chemical Co., Ltd.	13,700	633
Shin-Etsu Polymer Co., Ltd.	13,900	75
Shionogi & Co., Ltd.	27,000	522
Sony Corp.	5,500	142
Sony Financial Holdings, Inc.	163	449
Stanley Electric Co., Ltd.	38,600	777
Suzuki Motor Corp.	10,000	224
TDK Corp.	3,500	164
Teijin Ltd.	31,000	100
Toho Co., Ltd.	3,500	57
Tokyo Electric Power Co., Inc. (The)	3,500	90
Toshiba Corp.	53,000	191
Toyo Ink Manufacturing Co., Ltd.	20,000	73
Toyoda Gosei Co., Ltd.	2,800	75
Toyota Motor Corp.	8,100	306
Tsubakimoto Chain Co.	24,000	84
Yamaha Corp.	9,400	117
Yamaha Motor Co., Ltd.	9,700	107
		17,162
Luxembourg (0.6%)
Millicom International Cellular S.A. (a)	8,900	501

Mexico (0.7%)
America Movil S.A.B. de C.V., Class L ADR	15,167	587

Netherlands (1.6%)
Koninklijke KPN N.V.	42,140	581
Reed Elsevier N.V.	44,410	490
Wolters Kluwer N.V.	20,088	351
		1,422
Norway (0.5%)
Storebrand ASA (a)	104,356	456

Portugal (1.1%)
Banco Espirito Santo S.A. (Registered)	99,891	539
Jeronimo Martins SGPS S.A.	63,150	431
		970
Singapore (2.7%)
CapitaCommercial Trust REIT	80,840	46
CapitaLand Ltd.	174,000	442
City Developments Ltd.	33,000	195
DBS Group Holdings Ltd.	105,500	856
Keppel Corp. Ltd.	106,000	503
Oversea-Chinese Banking Corp. Ltd.	31,600	145
SembCorp Industries Ltd.	61,480	128
		2,315
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria S.A.	51,007	643
Banco Santander S.A.	54,232	654
Red Electrica Corporacion S.A.	12,093	547
Telefonica S.A.	36,829	835
		2,679
Sweden (1.6%)
Autoliv Inc.	11,649	331
Investor AB, Class B	36,572	566
Tele2 AB, Class B	51,007	517
		1,414
Switzerland (8.4%)
Nestle S.A. (Registered)	57,035	2,153
Novartis AG (Registered)	20,616	838
Roche Holding AG (Genusschein)	13,175	1,792
SGS S.A. (Registered)	790	981
Syngenta AG (Registered)	2,529	587
UBS AG (Registered) (a)	41,539	508
Zurich Financial Services AG (Registered)	2,573	455
		7,314

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
United Kingdom (20.2%)
Aggreko plc	49,258	$421
Anglo American plc	23,540	687
Autonomy Corp. plc (a)	26,365	625
BAE Systems plc	95,362	532
BG Group plc	49,192	827
British American Tobacco plc	23,642	653
Carphone Warehouse Group plc	110,172	288
Cobham plc	197,355	563
G4S plc	184,940	636
GlaxoSmithKline plc	45,272	797
HSBC Holdings plc	136,393	1,132
Imperial Tobacco Group plc	21,793	567
Kingfisher plc	77,784	228
Man Group plc	83,631	384
Prudential plc	138,063	939
Reckitt Benckiser Group plc	20,008	912
Reed Elsevier plc	46,186	344
Rolls-Royce Group plc, Class C (a)	7,575,968	12
Rolls-Royce Group plc (a)	88,298	527
Royal Dutch Shell plc, Class A	45,026	1,128
SABMiller plc	27,088	551
Smith & Nephew plc	73,190	543
SSL International plc	31,997	273
Standard Chartered plc	37,788	712
Tesco plc	240,588	1,402
Vodafone Group plc	706,051	1,365
WM Morrison Supermarkets plc	117,508	458
		17,506
Total Common Stocks (Cost $100,155)		83,097
Preferred Stock (0.4%)
Germany (0.4%)
Fresenius SE (Cost $549)	6,990	378

	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
China Resources Power Holdings Co., Ltd., expires 7/10/09 (a) (Cost $—)	28,800	12

	Shares
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $3,102)	3,102,386	3,102
Total Investments (99.8%) (Cost $103,806) (c)		86,589
Other Assets in Excess of Liabilities (0.2%)		209
Net Assets (100%)		$86,798

(a)	Non-income producing security.
(b)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(c)

The approximate market value and percentage of total investments, $79,467,000 and 91.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	7	$6	7/16/09	USD	6	$6	$— @
AUD	1,150	926	7/16/09	USD	919	919	(7)
CAD	952	819	7/16/09	USD	842	842	23
EUR	2,248	3,154	7/16/09	USD	3,122	3,122	(32)
EUR	711	997	7/16/09	USD	987	987	(10)
EUR	2,055	2,883	7/16/09	USD	2,858	2,858	(25)
GBP	1,145	1,884	7/16/09	USD	1,882	1,882	(2)
GBP	2,943	4,841	7/16/09	USD	4,837	4,837	(4)
GBP	2,092	3,442	7/16/09	USD	3,439	3,439	(3)
HKD	44	6	7/1/09	USD	6	6	— @
JPY	78	1	7/1/09	USD	1	1	— @
JPY	365,686	3,797	7/16/09	USD	3,784	3,784	(13)
JPY	408,949	4,245	7/16/09	USD	4,236	4,236	(9)
USD	3,018	3,018	7/16/09	AUD	3,778	3,041	23
USD	83	83	7/16/09	AUD	104	84	1
USD	2,577	2,577	7/16/09	EUR	1,856	2,603	26
USD	4,562	4,562	7/16/09	EUR	3,284	4,608	46
USD	2,158	2,158	7/16/09	EUR	1,554	2,180	22
USD	1,100	1,100	7/16/09	GBP	669	1,101	1
USD	4,210	4,210	7/16/09	GBP	2,562	4,214	4
USD	6,019	6,019	7/16/09	GBP	3,657	6,016	(3)
USD	5,192	5,192	7/16/09	JPY	501,782	5,210	18
USD	190	190	7/16/09	JPY	18,385	191	1
USD	368	368	7/16/09	JPY	35,568	369	1
USD	6,700	6,700	7/16/09	JPY	647,694	6,724	24
		$63,178				$63,260	$82

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 6 to the financial statements for further information regarding fair value measurement.)

		Level 2
Investment Type	Level 1 Quoted prices	Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,634	$—	$1,634
Airlines	494	—	—	494
Auto Components	—	1,183	—	1,183
Automobiles	—	1,319	—	1,319
Beverages	—	1,125	—	1,125
Biotechnology	—	592	—	592
Building Products	—	374	—	374
Capital Markets	—	1,581	—	1,581
Chemicals	—	3,374	—	3,374
Commercial Banks	—	8,540	—	8,540
Commercial Services & Supplies	—	1,295	—	1,295
Computers & Peripherals	—	620	—	620
Construction & Engineering	360	294	—	654
Consumer Finance	—	120	—	120
Diversified Consumer Services	—	512	—	512
Diversified Financial Services	—	1,026	—	1,026
Diversified Telecommunication Services	—	2,988	—	2,988
Electric Utilities	—	1,802	—	1,802
Electrical Equipment	—	1,217	—	1,217
Electronic Equipment, Instruments & Components	—	2,392	—	2,392
Food & Staples Retailing	—	3,235	—	3,235
Food Products	—	2,332	—	2,332
Health Care Equipment & Supplies	—	816	—	816
Hotels, Restaurants & Leisure	—	242	—	242
Household Durables	—	779	—	779
Household Products	—	912	—	912
Independent Power Producers & Energy Traders	—	637	—	637
Industrial Conglomerates	—	1,299	—	1,299
Insurance	—	5,393	—	5,393
Internet & Catalog Retail	—	584	—	584
Internet Software & Services	—	643	—	643
Leisure Equipment & Products	—	117	—	117
Machinery	—	2,642	—	2,642
Media	—	1,776	—	1,776
Metals & Mining	—	3,657	—	3,657
Multiline Retail	—	531	—	531
Multi-Utilities	—	619	—	619
Office Electronics	—	475	—	475
Oil, Gas & Consumable Fuels	1,209	5,484	—	6,693
Pharmaceuticals	845	5,596	—	6,441
Professional Services	—	981	—	981
Real Estate Investment Trusts (REITs)	—	46	—	46
Real Estate Management & Development	—	1,235	—	1,235
Road & Rail	—	517	—	517
Semiconductors & Semiconductor Equipment	—	174	—	174
Software	—	873	—	873
Specialty Retail	—	1,831	—	1,831
Textiles, Apparel & Luxury Goods	—	611	—	611
Tobacco	—	1,220	—	1,220
Trading Companies & Distributors	—	491	—	491
Wireless Telecommunication Services	1,088	1,365	—	2,453
Total Common Stocks	3,996	79,101	—	83,097
Forwards	—	190	—	190
Preferred Stocks
Health Care Providers & Services	—	378	—	378
Rights	—	12	—	12
Short-Term Investment
Investment Company	3,102	—	—	3,102
Total Assets	7,098	79,681	—	86,779
Liabilities:
Forwards	—	(108)	—	(108)
Total Liabilities	—	(108)	—	(108)
Total	$7,098	$79,573	$—	$86,671

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Banks	9.9%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.4
Insurance	6.2
Other*	65.2
Short-Term Investment	3.6
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $100,704)	$83,487
Investment in Security of Affiliated Issuer, at Value (Cost $3,102)	3,102
Total Investments in Securities, at Value (Cost $103,806)	86,589
Unrealized Appreciation on Foreign Currency Exchange Contracts	190
Foreign Currency, at Value (Cost $163)	163
Foreign Withholding Tax Reclaim Receivable	162
Dividends Receivable	147
Receivable for Portfolio Shares Sold	4
Receivable from Affiliate	1
Other Assets	1
Total Assets	87,257
Liabilities:
Investment Advisory Fees Payable	128
Unrealized Depreciation on Foreign Currency Exchange Contracts	108
Payable for Investments Purchased	84
Payable for Portfolio Shares Redeemed	61
Administration Fees Payable	18
Custodian Fees Payable	17
Deferred Capital Gain Country Tax	11
Bank Overdraft	7
Directors’ Fees and Expenses Payable	— @
Other Liabilities	25
Total Liabilities	459
NET ASSETS	$86,798
Net Assets Consist of:
Paid-in Capital	$123,326
Undistributed Net Investment Income	3,181
Accumulated Net Realized Loss	(22,566)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $11 Deferred Capital Gain Country Tax)	(17,228)
Foreign Currency Exchange Contracts and Translations	85
Net Assets	$86,798
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,705,691 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.42

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $186 Foreign Taxes Withheld)	$1,565
Dividends from Security of Affiliated Issuer	4
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	1,569
Expenses:
Investment Advisory Fees (Note B)	307
Administration Fees (Note C)	96
Custodian Fees (Note E)	32
Professional Fees	14
Shareholder Reporting Fees	5
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note D)	— @
Other	9
Total Expenses	464
Investment Advisory Fees Voluntarily Waived (Note B)	(61)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Net Expenses	402
Net Investment Income	1,167
Realized Gain (Loss) on:
Investments Sold	(14,882)
Foreign Currency Transactions	612
Net Realized Loss	(14,270)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $11)	19,007
Foreign Currency Exchange Contracts and Translations	(536)
Net Change in Unrealized Appreciation (Depreciation)	18,471
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	4,201
Net Increase in Net Assets Resulting from Operations	$5,368

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

International Magnum Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$1,167	$4,066
Net Realized Loss	(14,270)	(9,879)
Net Change in Unrealized Appreciation (Depreciation)	18,471	(76,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,368	(82,018)
Distributions from and/or in Excess of:
Net Investment Income	—	(4,888)
Net Realized Gain	—	(19,097)
Total Distributions	—	(23,985)
Capital Share Transactions:(1)
Subscriptions	3,748	10,714
Distributions Reinvested	—	23,985
Redemptions	(8,848)	(52,099)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,100)	(17,400)
Total Increase (Decrease) in Net Assets	268	(123,403)
Net Assets:
Beginning of Period	86,530	209,933
End of Period (Including Undistributed Net Investment Income of $3,181 and $2,014)	$86,798	$86,530

(1) Capital Share Transactions:
Shares Subscribed	540	935
Shares Issued on Distributions Reinvested	—	2,221
Shares Redeemed	(1,447)	(5,020)
Net Decrease in Shares Outstanding	(907)	(1,864)

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

International Magnum Portfolio

	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$6.86		$14.50	$14.26		$12.38	$11.29	$9.90
Income (Loss) from Investment Operations
Net Investment Income#	0.10		0.30	0.17		0.16	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.46		(6.09)	1.89		2.77	1.09	1.58
Total from Investment Operations	0.56		(5.79)	2.06		2.93	1.23	1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)	(0.23)		(0.01)	(0.14)	(0.29)
Net Realized Gain	—		(1.47)	(1.59)		(1.04)	—	—
Total Distributions	—		(1.85)	(1.82)		(1.05)	(0.14)	(0.29)
Net Asset Value, End of Period	$7.42		$6.86	$14.50		$14.26	$12.38	$11.29
Total Return±	8.02	%*	(44.62)%	14.59%		25.13%	11.07%	17.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,798		$86,530	$209,933		$194,060	$150,641	$134,674
Ratio of Expenses to Average Net Assets(1)	1.05	%**+	1.05%+	1.05	%+	1.09%†	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	N/A		N/A	1.15%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.04	%**+	2.72%+	1.15	%+	1.25%	1.26%	0.96%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	21	%*	26%	43%		80%	34%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.21	%**+	1.19%+	1.15	%+	1.18%	1.18%	1.25%
Net Investment Income to Average Net Assets	2.88	%**+	2.58%+	1.05	%+	1.15%	1.23%	0.86%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
†	Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.     Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.     Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009 the Portfolio did not have any outstanding futures contracts.

5.     Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables	$190
Liabilities:
Foreign Currency Contracts	Payables	$(108)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$512

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(547)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

6.     Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7.     Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

8.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $61,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited, MSAITM and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,488	$15,497	$7,435	$18,241

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1,696)	$1,694	$2

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,649	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$103,806	$4,933	$(22,150)	$(17,217)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and PFIC losses of approximately $5,235,000 and $900, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $2,735,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$2,412	$14,638	$13,948	$4	$3,102

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $16,109,000 and $20,037,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred less than $500 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.1%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFIMASAN
IU09-03612P-Y06/09

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Class I	$1,000.00	$1,239.20	$1,019.64	$5.77	$5.21	1.04%
Mid Cap Growth Class II	1,000.00	1,239.20	1,019.14	6.33	5.71	1.14

*    Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than the peer group average and that the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that the Portfolio’s performance was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (90.7%)
Advertising Agencies (0.7%)
Monster Worldwide, Inc. (a)	112,241	$1,326

Air Transport (2.7%)
Expeditors International of Washington, Inc.	162,715	5,425

Biotechnology Research & Production (3.6%)
Illumina, Inc. (a)	185,774	7,234

Building: Cement (2.8%)
Martin Marietta Materials, Inc.	56,147	4,429
Texas Industries, Inc.	35,142	1,102
		5,531
Casinos & Gambling (2.6%)
Las Vegas Sands Corp. (a)	198,121	1,557
Wynn Resorts Ltd. (a)	100,868	3,561
		5,118
Chemicals (1.0%)
Rockwood Holdings, Inc. (a)	134,972	1,976

Communications Technology (0.5%)
Millicom International Cellular S.A. (a)	19,133	1,076

Computer Services Software & Systems (17.3%)
Alibaba.com Ltd. (a)	1,989,500	3,512
Autodesk, Inc. (a)	135,636	2,574
Baidu, Inc. ADR (a)	22,360	6,732
Equinix, Inc. (a)	29,807	2,168
IHS, Inc., Class A (a)	65,008	3,242
Salesforce.com, Inc. (a)	115,110	4,394
Tencent Holdings Ltd.	690,000	8,034
Teradata Corp. (a)	168,720	3,953
		34,609
Diversified Financial Services (0.9%)
Calamos Asset Management, Inc., Class A	127,244	1,795

Drugs & Pharmaceuticals (2.7%)
Allergan, Inc.	51,426	2,447
Gen-Probe, Inc. (a)	67,947	2,920
		5,367
Education Services (1.3%)
Strayer Education, Inc.	11,933	2,603

Electrical Equipment & Components (0.9%)
BYD Co., Ltd., Class H (a)	436,200	1,744

Electronics: Medical Systems (0.9%)
Intuitive Surgical, Inc. (a)	11,506	1,883

Energy — Miscellaneous (9.8%)
PetroHawk Energy Corp. (a)	75,783	1,690
Range Resources Corp.	40,473	1,676
Southwestern Energy Co. (a)	226,151	8,786
Ultra Petroleum Corp. (a)	188,250	7,342
		19,494
Engineering & Contracting Services (1.3%)
Aecom Technology Corp. (a)	78,310	2,506

Fertilizers & Agricultural Chemicals (1.5%)
Intrepid Potash, Inc. (a)	106,501	2,991

Financial — Miscellaneous (3.2%)
Moody’s Corp.	59,938	1,579
Redecard S.A.	314,263	4,812
		6,391
Homebuilding (1.8%)
Gafisa S.A. ADR	103,420	1,706
NVR, Inc. (a)	3,791	1,905
		3,611
Investment Management Companies (1.0%)
Greenhill & Co., Inc.	26,841	1,938

Medical & Dental Instruments & Supplies (3.8%)
Mindray Medical International Ltd. ADR	98,152	2,740
Techne Corp.	74,703	4,767
		7,507
Pollution Control & Environmental Services (2.7%)
Covanta Holding Corp. (a)	125,220	2,124
Nalco Holding Co.	188,364	3,172
		5,296
Publishing — Miscellaneous (1.8%)
Morningstar, Inc. (a)	86,297	3,558

Radio & TV Broadcasters (1.0%)
Discovery Communications, Inc., Class C (a)	94,480	1,940

Real Estate Investment Trusts (REIT) (1.5%)
Brookfield Asset Management, Inc., Class A	180,892	3,088

Restaurants (2.0%)
Starbucks Corp. (a)	290,669	4,037

Retail (8.2%)
Abercrombie & Fitch Co., Class A	80,475	2,043
Ctrip.com International Ltd. ADR (a)	128,559	5,952
NetFlix, Inc. (a)	35,155	1,454
Priceline.com, Inc. (a)	45,227	5,045
Sears Holdings Corp. (a)	28,380	1,888
		16,382
Securities Brokerage & Services (2.0%)
IntercontinentalExchange, Inc. (a)	35,717	4,080

Services: Commercial (5.1%)
Corporate Executive Board Co. (The)	81,755	1,697
Leucadia National Corp. (a)	226,772	4,783
New Oriental Education & Technology Group ADR (a)	53,865	3,628
		10,108
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	78,283	4,082

Textile Products (0.5%)
Mohawk Industries, Inc. (a)	29,481	1,052

Utilities: Telecommunications (0.8%)
NII Holdings, Inc. (a)	82,625	1,576

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Shares	Value (000)
Wholesalers (2.8%)
Li & Fung Ltd.	2,078,100	$5,555
Total Common Stocks (Cost $223,798)		180,879

Preferred Stock (0.6%)
Drugs & Pharmaceuticals (0.6%)
Ironwood Pharmaceutical, Inc. (Convertible) (Cost $1,154) (a)(b)(c)	96,207	1,154

Investment Company (1.0%)
Groupe Aeroplan, Inc. (Cost $3,621)	286,150	2,030

Short-Term Investment (8.0%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $15,978) (d)	15,978,290	15,978
Total Investments (100.3%) (Cost $244,551) (e)		200,041
Liabilities in Excess of Other Assets (-0.3%)		(571)
Net Assets (100%)		$199,470

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2009.
(c)

At June 30, 2009, the Portfolio held approximately $1,154,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $18,845,000 and 9.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	510	$66	7/2/09	USD	66	$66	$—	@
HKD	690	89	7/3/09	USD	89	89	—	@
		$155				$155	$—	@

HKD	— Hong Kong Dollar
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Advertising Agencies	$1,326	$—	$—	$1,326
Air Transport	5,425	—	—	5,425
Biotechnology Research & Production	7,234	—	—	7,234
Building: Cement	5,531	—	—	5,531
Casinos & Gambling	5,118	—	—	5,118
Chemicals	1,976	—	—	1,976
Communications Technology	1,076	—	—	1,076
Computer Services Software & Systems	23,063	11,546	—	34,609
Diversified Financial Services	1,795	—	—	1,795
Drugs & Pharmaceuticals	5,367	—	—	5,367
Education Services	2,603	—	—	2,603
Electrical Equipment & Components	—	1,744	—	1,744
Electronics: Medical Systems	1,883	—	—	1,883
Energy — Miscellaneous	19,494	—	—	19,494
Engineering & Contracting Services	2,506	—	—	2,506
Fertilizers & Agricultural Chemicals	2,991	—	—	2,991
Financial — Miscellaneous	6,391	—	—	6,391
Homebuilding	3,611	—	—	3,611
Investment Management Companies	1,938	—	—	1,938
Medical & Dental Instruments & Supplies	7,507	—	—	7,507
Pollution Control & Environmental Services	5,296	—	—	5,296
Publishing — Miscellaneous	3,558	—	—	3,558
Radio & TV Broadcasters	1,940	—	—	1,940
Real Estate Investment Trusts (REIT)	3,088	—	—	3,088
Restaurants	4,037	—	—	4,037
Retail	16,382	—	—	16,382
Securities Brokerage & Services	4,080	—	—	4,080
Services: Commercial	10,108	—	—	10,108
Shipping	4,082	—	—	4,082

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Assets:
Common Stock: (cont’d)
Textile Products	$1,052	$—		$—	$1,052
Utilities: Telecommunications	1,576	—		—	1,576
Wholesalers	—	5,555		—	5,555
Total Common Stocks	162,034	18,845		—	180,879
Investment Company	2,030	—		—	2,030
Preferred Stock
Drugs & Pharmaceuticals	—	—		1,154	1,154
Short-Term Investment
Investment Company	15,978	—		—	15,978
Total Assets	180,042	18,845		1,154	200,041
Liabilities:
Forwards	—	—	@	—	—
Total Liabilities	—	—		—	—
Total	$180,042	$18,845		$1,154	$200,041

@            Amount is less than $500.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Balance as of 12/31/08	$1,154
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$1,154
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	17.3%
Energy — Miscellaneous	9.7
Retail	8.2
Services: Commercial	5.1
Other*	51.7
Short-Term Investment	8.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $228,573)	$184,063
Investment in Security of Affiliated Issuer, at Value (Cost $15,978)	15,978
Total Investments in Securities, at Value (Cost $244,551)	200,041
Receivable for Portfolio Shares Sold	881
Receivable for Investments Sold	155
Dividends Receivable	51
Receivable from Affiliate	3
Foreign Currency, at Value (Cost $—@)	—	@
Other Assets	4
Total Assets	201,135
Liabilities:
Payable for Portfolio Shares Redeemed	1,242
Investment Advisory Fees Payable	334
Administration Fees Payable	42
Distribution Fees — Class II Shares	12
Custodian Fees Payable	4
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	@
Other Liabilities	31
Total Liabilities	1,665
NET ASSETS	$199,470
Net Assets Consist Of:
Paid-in Capital	$265,422
Distributions in Excess of Net Investment Income	(202)
Accumulated Net Realized Loss	(21,240)
Unrealized Appreciation (Depreciation) on:
Investments	(44,510)
Foreign Currency Exchange Contracts and Translations	—	@
Net Assets	$199,470
CLASS I:
Net Assets	$58,057
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,059,570 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.20
CLASS II:
Net Assets	$141,413
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,774,413 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.15

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 Foreign Taxes Withheld)	$698
Dividends from Security of Affiliated Issuer	17
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	716
Expenses:
Investment Advisory Fees (Note B)	616
Administration Fees (Note C)	206
Distribution Fees — Class II Shares (Note D)	200
Shareholder Reporting Fees	32
Professional Fees	10
Custodian Fees (Note F)	7
Directors’ Fees and Expenses	2
Transfer Agency Fees (Note E)	1
Other	7
Total Expenses	1,081
Distribution Fees — Class II Shares Waived (Note D)	(142)
Investment Advisory Fees Voluntarily Waived (Note B)	(17)
Rebate from Morgan Stanley Affiliates (Note I)	(6)
Expense Offset (Note F)	— @
Net Expenses	916
Net Investment Loss	(200)
Realized Gain (Loss) on:
Investments Sold	(5,683)
Foreign Currency Transactions	(1)
Net Realized Loss	(5,684)
Change in Unrealized Appreciation (Depreciation) on:
Investments	42,140
Foreign Currency Exchange Contracts and Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	42,140
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	36,456
Net Increase in Net Assets Resulting from Operations	$36,256

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$(200)	$(1,028)
Net Realized Loss	(5,684)	(12,203)
Net Change in Unrealized Appreciation (Depreciation)	42,140	(123,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,256	(136,382)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(649)
Net Realized Gain	—	(21,078)
Class II:
Net Investment Income	—	(1,094)
Net Realized Gain	—	(41,706)
Total Distributions	—	(64,527)
Capital Share Transactions:(1)
Class I:
Subscriptions	11,277	28,001
Distributions Reinvested	—	21,727
Redemptions	(13,259)	(54,659)
Class II:
Subscriptions	18,639	60,147
Distributions Reinvested	—	42,800
Redemptions	(9,964)	(30,717)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,693	67,299
Total Increase (Decrease) in Net Assets	42,949	(133,610)
Net Assets:
Beginning of Period	156,521	290,131
End of Period (Including Distributions in Excess of Net Investment Income of $(202) and $(2))	$199,470	$156,521
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,838	2,699
Shares Issued on Distributions Reinvested	—	2,272
Shares Redeemed	(2,185)	(4,946)
Net Increase (Decrease) in Class I Shares Outstanding	(347)	25
Class II:
Shares Subscribed	2,856	5,900
Shares Issued on Distributions Reinvested	—	4,505
Shares Redeemed	(1,724)	(3,349)
Net Increase in Class II Shares Outstanding	1,132	7,056

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30,2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$5.81		$14.58	$12.48		$12.18	$10.36	$8.52
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.01)		(0.04)	0.04		0.01	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.40		(5.51)	2.74		1.07	1.88	1.89
Total from Investment Operations	1.39		(5.55)	2.78		1.08	1.82	1.84
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—		—	—	—
Net Realized Gain	—		(3.12)	(0.68)		(0.78)	—	—
Total Distributions	—		(3.22)	(0.68)		(0.78)	—	—
Net Asset Value, End of Period	$7.20		$5.81	$14.58		$12.48	$12.18	$10.36
Total Return ±	23.92	%*	(46.77)%	22.67%		9.28%	17.57%	21.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,057		$48,874	$122,169		$120,414	$111,677	$97,485
Ratio of Expenses to Average Net Assets(1)	1.04	%**+	1.05%+	1.06	%+	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.05	%+	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.17	)%**+	(0.37)%+	0.27	%+	0.07%	(0.54)%	(0.59)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	11	%*	41%	78%		65%	103%	124%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.07	%**+	1.06%+	1.09	%+	1.06%	1.09%	1.13%
Net Investment Income (Loss) to Average Net Assets	(0.20	)%**+	(0.38) %+	0.23	%+	0.06%	(0.58)%	(0.67)%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30,2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$5.77		$14.50	$12.42		$12.14	$10.35	$8.52
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.01)		(0.05)	0.04		0.00 †	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss)	1.39		(5.48)	2.72		1.06	1.86	1.89
Total from Investment Operations	1.38		(5.53)	2.76		1.06	1.79	1.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	—		—	—	—
Net Realized Gain	—		(3.12)	(0.68)		(0.78)	—	—
Total Distributions	—		(3.20)	(0.68)		(0.78)	—	—
Net Asset Value, End of Period	$7.15		$5.77	$14.50		$12.42	$12.14	$10.35
Total Return ±	23.92	%*	(46.82)%	22.61%		9.14%	17.29%	21.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,413		$107,647	$167,962		$182,020	$44,316	$22,543
Ratio of Expenses to Average Net Assets(1)	1.14	%**+	1.15%+	1.16	%+	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.15	%+	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.27	)%**+	(0.47)%+	0.27	%+	(0.04)%	(0.63)%	(0.69)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	11	%*	41%	78%		65%	103%	124%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.42	%**+	1.41%+	1.44	%+	1.40%	1.44%	1.48%
Net Investment Loss to Average Net Assets	(0.55	)%**+	(0.73)%+	(0.01	)%+	(0.29)%	(0.92)%	(1.02)%

†	Amount is less than $0.005 per share.
#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain or modify exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Liabilities:
Foreign Currency Contracts	Payables	$	(—	@)

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign CurrencyTransactions	$1

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign CurrencyExchange Contracts	$—	@

@ Amount is less than $500.

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

5.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows :

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $17,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $142,000.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From		2007 Distributions Paid From
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$23,980	$40,547	$5,101	$13,067

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to in-kind redemptions and foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$643	$(2,808)	$2,165

At December 31, 2008, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$244,551	$19,319	$(63,829)	$(44,510)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $8,595,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

provided by regulations, of approximately $6,445,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$10,606	$21,368	$15,996	$17	$15,978

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $18,260,000 and $16,952,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred less than $500 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 50.8% and 86.5%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFMCGSAN
IU09-03613P-Y06/09

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

U.S. Mid Cap Value Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Examples

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Mid Cap Value Class I	$1,000.00	$1,080.60	$1,019.84	$5.16	$5.01	1.00%
U.S. Mid Cap Value Class II	1,000.00	1,081.20	1,019.34	5.68	5.51	1.10

*                 Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**          Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than the peer group average and that the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that the Portfolio’s performance was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which include a breakpoint. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Aerospace & Defense (3.7%)
Goodrich Corp.	175,600	$8,775

Auto Components (4.0%)
Autoliv, Inc.	324,100	9,324

Automobiles (2.3%)
Harley-Davidson, Inc.	325,265	5,273

Capital Markets (5.6%)
Charles Schwab Corp. (The)	123,900	2,173
Invesco Ltd.	230,171	4,102
Northern Trust Corp.	129,776	6,966
		13,241
Chemicals (3.9%)
Valspar Corp.	410,130	9,240

Commercial Banks (2.4%)
BB&T Corp.	136,700	3,005
Comerica, Inc.	71,000	1,502
KeyCorp	230,622	1,208
		5,715
Commercial Services & Supplies (2.6%)
Avery Dennison Corp.	240,500	6,176

Computers & Peripherals (4.7%)
Diebold, Inc.	269,560	7,106
Teradata Corp. (a)	167,500	3,924
		11,030
Containers & Packaging (1.9%)
Sonoco Products Co.	184,700	4,424

Electric Utilities (4.8%)
American Electric Power Co., Inc.	249,430	7,206
Edison International	131,000	4,121
		11,327
Electronic Equipment, Instruments & Components (3.6%)
Agilent Technologies, Inc. (a)	236,500	4,803
Flextronics International Ltd (a)	874,548	3,595
		8,398
Food & Staples Retailing (1.5%)
SYSCO Corp.	155,800	3,502

Food Products (2.3%)
ConAgra Foods, Inc.	286,860	5,468

Health Care Equipment & Supplies (3.9%)
Beckman Coulter, Inc.	160,870	9,192

Health Care Providers & Services (6.0%)
Brookdale Senior Living, Inc.	469,900	4,577
Healthsouth Corp. (a)	654,886	9,456
		14,033
Household Durables (3.7%)
Newell Rubbermaid, Inc.	410,580	4,274
Snap-On, Inc.	152,900	4,395
		8,669
Information Technology Services (6.7%)
Fidelity National Information Services, Inc.	285,400	5,697
Perot Systems Corp., Class A (a)	706,440	10,123
		15,820
Insurance (10.5%)
ACE Ltd.	153,499	6,789
Aspen Insurance Holdings Ltd.	241,482	5,395
Marsh & McLennan Cos., Inc.	294,931	5,937
Willis Group Holdings Ltd.	252,100	6,486
		24,607
Machinery (3.9%)
Pentair, Inc.	357,720	9,165

Multi-Utilities (3.0%)
Wisconsin Energy Corp.	172,740	7,032

Office Electronics (3.3%)
Zebra Technologies Corp., Class A (a)	326,600	7,727

Oil, Gas & Consumable Fuels (6.8%)
El Paso Corp.	1,040,370	9,603
EOG Resources, Inc.	39,300	2,669
Hess Corp.	70,610	3,795
		16,067
Personal Products (1.9%)
Estee Lauder Cos., Inc. (The), Class A	133,900	4,375

Professional Services (2.3%)
Robert Half International, Inc.	223,400	5,277

Real Estate Investment Trusts (REITs) (1.0%)
Simon Property Group, Inc. REIT	22,699	1,167
Weingarten Realty Investors REIT	84,000	1,219
		2,386
Specialty Retail (1.0%)
O’Reilly Automotive, Inc. (a)	62,000	2,361
Total Common Stocks (Cost $280,915)		228,604
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $7,015)	7,014,882	7,015
Total Investments (100.3%) (Cost $287,930)		235,619
Liabilities in Excess of Other Assets (-0.3%)		(804)
Net Assets (100%)		$234,815

(a)          Non-income producing security.

(b)         See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$8,775	$—	$—	$8,775
Auto Components	9,324	—	—	9,324
Automobiles	5,273	—	—	5,273
Capital Markets	13,241	—	—	13,241
Chemicals	9,240	—	—	9,240
Commercial Banks	5,715	—	—	5,715
Commercial Services & Supplies	6,176	—	—	6,176
Computers & Peripherals	11,030	—	—	11,030
Containers & Packaging	4,424	—	—	4,424
Electric Utilities	11,327	—	—	11,327
Electronic Equipment, Instruments & Components	8,398	—	—	8,398
Food & Staples Retailing	3,502	—	—	3,502
Food Products	5,468	—	—	5,468
Health Care Equipment & Supplies	9,192	—	—	9,192
Health Care Providers & Services	14,033	—	—	14,033
Household Durables	8,669	—	—	8,669
Information Technology Services	15,820	—	—	15,820
Insurance	24,607	—	—	24,607
Machinery	9,165	—	—	9,165
Multi-Utilities	7,032	—	—	7,032
Office Electronics	7,727	—	—	7,727
Oil, Gas & Consumable Fuels	16,067	—	—	16,067
Personal Products	4,375	—	—	4,375
Professional Services	5,277	—	—	5,277
Real Estate Investment Trusts (REITs)	2,386	—	—	2,386
Specialty Retail	2,361	—	—	2,361
Total Common Stocks	228,604	—	—	228,604
Short-Term Investment
Investment Company	7,015	—	—	7,015
Total Assets	235,619	—	—	235,619
Total	$235,619	$—	$—	$235,619

Portfolio Composition

Classification	Percentage of Total Investments
Insurance	10.4%
Oil, Gas & Consumable Fuels	6.8
Information Technology Services	6.7
Health Care Providers & Services	6.0
Capital Markets	5.6
Other*	61.5
Short-Term Investment	3.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $280,915)	$228,604
Investment in Security of Affiliated Issuer, at Value (Cost $7,015)	7,015
Total Investments in Securities, at Value (Cost $287,930)	235,619
Receivable for Investments Sold	1,284
Dividends Receivable	335
Receivable for Portfolio Shares Sold	123
Receivable from Affiliate	3
Other Assets	4
Total Assets	237,368
Liabilities:
Payable for Investments Purchased	1,192
Payable for Portfolio Shares Redeemed	860
Investment Advisory Fees Payable	408
Administration Fees Payable	49
Distribution Fees — Class II Shares	8
Custodian Fees Payable	3
Other Liabilities	33
Total Liabilities	2,553
NET ASSETS	$234,815
Net Assets Consist of:
Paid-in Capital	$368,537
Undistributed Net Investment Income	4,543
Accumulated Net Realized Loss	(85,954)
Unrealized Appreciation (Depreciation) on:
Investments	(52,311)
Net Assets	$234,815
CLASS I:
Net Assets	$139,948
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,833,505 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.31
CLASS II:
Net Assets	$94,867
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,479,675 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.26

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,529
Dividends from Security of Affiliated Issuer	22
Total Investment Income	2,551
Expenses:
Investment Advisory Fees (Note B)	765
Administration Fees (Note C)	267
Distribution Fees — Class II Shares (Note D)	146
Shareholder Reporting Fees	15
Professional Fees	13
Custodian Fees (Note F)	5
Directors’ Fees and Expenses	3
Transfer Agency Fees (Note E)	1
Other	7
Total Expenses	1,222
Distribution Fees — Class II Shares Waived (Note D)	(104)
Rebate from Morgan Stanley Affiliates (Note I)	(7)
Expense Offset (Note F)	— @
Net Expenses	1,111
Net Investment Income	1,440
Net Realized Gain (Loss) on:
Investments Sold	(28,819)
Change in Unrealized Appreciation (Depreciation) on:
Investments	44,348
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	15,529
Net Increase in Net Assets Resulting from Operations	$16,969

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$1,440	$3,110
Net Realized Loss	(28,819)	(56,959)
Net Change in Unrealized Appreciation (Depreciation)	44,348	(110,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,969	(163,849)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,895)
Net Realized Gain	—	(69,144)
Class II:
Net Investment Income	—	(852)
Net Realized Gain	—	(35,713)
Total Distributions	—	(107,604)
Capital Share Transactions:(1)
Class I:
Subscriptions	4,827	12,069
Distributions Reinvested	—	71,039
Redemptions	(13,668)	(68,104)
Class II:
Subscriptions	8,597	28,449
Distributions Reinvested	—	36,565
Redemptions	(6,082)	(21,854)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,326)	58,164
Total Increase (Decrease) in Net Assets	10,643	(213,289)
Net Assets:
Beginning of Period	224,172	437,461
End of Period (Including Undistributed Net Investment Income of $4,543 and $3,103)	$234,815	$224,172

(1) Capital Share Transactions:
Class I:
Shares Subscribed	671	904
Shares Issued on Distributions Reinvested	—	6,377
Shares Redeemed	(1,910)	(5,040)
Net Increase (Decrease) in Class I Shares Outstanding	(1,239)	2,241
Class II:
Shares Subscribed	1,156	2,456
Shares Issued on Distributions Reinvested	—	3,300
Shares Redeemed	(829)	(1,688)
Net Increase in Class II Shares Outstanding	327	4,068

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.69		$19.11	$19.74	$18.75	$16.99	$14.83
Income (Loss) from Investment Operations
Net Investment Income#	0.05		0.13	0.13	0.13	0.06	0.06
Net Realized and Unrealized Gain (Loss)	0.57		(6.43)	1.53	3.35	2.01	2.10
Total from Investment Operations	0.62		(6.30)	1.66	3.48	2.07	2.16
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.14)	(0.06)	(0.06)	(0.00)†
Net Realized Gain	—		(4.98)	(2.15)	(2.43)	(0.25)	—
Total Distributions	—		(5.12)	(2.29)	(2.49)	(0.31)	(0.00)†
Net Asset Value, End of Period	$8.31		$7.69	$19.11	$19.74	$18.75	$16.99
Total Return±	8.06	%*	(41.29)%	7.84%	20.70%	12.31%	14.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,948		$138,914	$302,575	$381,064	$356,544	$343,551
Ratio of Expenses to Average Net Assets(1)	1.00	%**+	1.01%+	1.01%+	1.01%	1.01%	1.05%
Ratio of Net Investment Income to Average Net Assets(1)	1.39	%**+	0.95%+	0.62%+	0.67%	0.32%	0.39%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	31	%*	53%	68%	65%	77%	80%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.05%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	0.39%

#                 Per share amount is based on average shares outstanding.

†                  Amount is less than $0.005 per share.

±                 Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*                 Not Annualized

**          Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$19.04	$19.68		$18.70	$16.96	$14.81
Income (Loss) from Investment Operations
Net Investment Income#	0.05		0.11	0.11		0.11	0.04	0.05
Net Realized and Unrealized Gain (Loss)	0.57		(6.41)	1.52		3.34	2.00	2.10
Total from Investment Operations	0.62		(6.30)	1.63		3.45	2.04	2.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.12)		(0.04)	(0.05)	(0.00)†
Net Realized Gain	—		(4.98)	(2.15)		(2.43)	(0.25)	—
Total Distributions	—		(5.10)	(2.27)		(2.47)	(0.30)	(0.00)†
Net Asset Value, End of Period	$8.26		$7.64	$19.04		$19.68	$18.70	$16.96
Total Return±	8.12	%*	(41.42)%	7.74%		20.62%	12.15%	14.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,867		$85,258	$134,886		$108,859	$71,450	$43,000
Ratio of Expenses to Average Net Assets(1)	1.10	%**+	1.11%+	1.11	%+	1.11%	1.11%	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	1.29	%**+	0.89%+	0.54	%+	0.59%	0.25%	0.32%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	31	%*	53%	68%		65%	77%	80%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.35	%**+	1.36%+	1.36	%+	1.36%	1.36%	1.40%
Net Investment Income to Average Net Assets	1.04	%**+	0.64%+	0.29	%+	0.34%	0.00%§	0.07%

#                 Per share amount is based on average shares outstanding.

†                  Amount is less than $0.005 per share.

±                 Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*                 Not Annualized

**          Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding futures contracts.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

3.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Over $1 billion
0.72%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $104,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$50,635	$56,969	$22,972	$27,470

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to distribution reclass, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1)	$1	$—

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,108	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$287,930	$7,865	$(60,176)	$(52,311)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $21,609,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

provided by regulations, of approximately $35,261,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$15,383	$29,171	$37,539	$22	$7,015

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $67,414,000 and $62,896,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $28,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.4% and 84.0%, for Class I and Class II shares, respectively.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFMCVSAN
IU09-03615P-Y06/09

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Class I	$1,000.00	$912.30	$1,019.19	$5.36	$5.66	1.13%
U.S. Real Estate Class II	1,000.00	914.00	1,017.95	6.55	6.90	1.38

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one-, three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were higher than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were acceptable given the services provided. The Board also concluded that the Portfolio’s performance was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Diversified (7.1%)
Forest City Enterprises, Inc., Class A (a)	1,661,068	$10,963
Vornado Realty Trust REIT (a)	649,804	29,261
		40,224
Health Care (14.4%)
Assisted Living Concepts, Inc., Class A (b)	281,505	4,096
Capital Senior Living Corp. (a)(b)	202,715	922
Care Investment Trust, Inc. REIT	123,160	640
Extendicare REIT	45,380	244
HCP, Inc. REIT (a)	936,753	19,850
Healthcare Realty Trust, Inc. REIT (a)	742,890	12,503
LTC Properties, Inc. REIT	51,920	1,062
Nationwide Health Properties, Inc. REIT	91,070	2,344
Senior Housing Properties Trust REIT (a)	1,338,832	21,850
Ventas, Inc. REIT (a)	585,070	17,470
		80,981
Industrial (4.1%)
AMB Property Corp. REIT (a)	276,778	5,206
Cabot Industrial Value Fund, LP (b)(c)(d)	16,800	7,980
DCT Industrial Trust, Inc. REIT (a)	691,550	2,822
Keystone Industrial Fund, LP (b)(c)(d)(e)	8,730,000	7,284
		23,292
Land (3.6%)
Plum Creek Timber Co., Inc. REIT (a)	630,060	18,763
Rayonier, Inc. REIT	37,630	1,368
		20,131
Lodging/Resorts (7.9%)
DiamondRock Hospitality Co. REIT	134,040	839
Host Hotels & Resorts, Inc. REIT	2,572,360	21,582
Morgans Hotel Group Co. (b)	641,917	2,459
Starwood Hotels & Resorts Worldwide, Inc. (a)	880,714	19,552
		44,432
Office (11.2%)
Boston Properties, Inc. REIT (a)	596,615	28,458
BRCP REIT I, LLC (b)(c)(d)(e)	4,183,816	1,568
BRCP REIT II, LLC (b)(c)(d)(e)	6,827,857	4,097
Brookfield Properties Corp. (a)	2,282,962	18,195
Kilroy Realty Corp. REIT (a)	107,116	2,200
Mack-Cali Realty Corp. REIT	380,739	8,681
		63,199
Office/Industrial — Mixed (2.9%)
Duke Realty Corp. REIT	223,930	1,964
Highwoods Properties, Inc. REIT	38,380	858
Liberty Property Trust REIT	343,605	7,917
PS Business Parks, Inc. REIT	113,929	5,519
		16,258
Residential Apartments (17.2%)
Apartment Investment & Management Co., Class A REIT (a)	3,424	30
AvalonBay Communities, Inc. REIT (a)	593,277	33,188
Camden Property Trust REIT (a)	447,311	12,346
Equity Residential REIT	1,780,716	39,585
Essex Property Trust, Inc. REIT	2,170	135
Post Properties, Inc. REIT	893,315	12,006
		97,290
Residential Manufactured Homes (2.2%)
Equity Lifestyle Properties, Inc. REIT	340,453	12,658

Retail Regional Malls (10.9%)
Simon Property Group, Inc. REIT (a)	1,090,741	56,097
Taubman Centers, Inc. REIT (a)	200,669	5,390
		61,487
Retail Strip Centers (9.5%)
Acadia Realty Trust REIT (a)	472,795	6,170
BPP Liquidating Trust REIT (b)(c)(d)	227,282	—
Equity One, Inc. REIT	18,006	239
Federal Realty Investment Trust REIT (a)	406,127	20,924
Kite Realty Group Trust REIT (a)	341,010	996
Ramco-Gershenson Properties Trust REIT	163,361	1,635
Regency Centers Corp. REIT (a)	637,825	22,266
Weingarten Realty Investors REIT (a)	85,220	1,236
		53,466
Self Storage (6.7%)
Public Storage REIT	524,090	34,317
Sovran Self Storage, Inc. REIT	142,994	3,518
		37,835
Specialty (0.4%)
Digital Realty Trust, Inc. REIT (a)	66,210	2,374
Total Common Stocks (Cost $869,935)		553,627

Short-Term Investments (24.2%)
Securities held as Collateral on Loaned Securities (23.1%)
Investment Company (17.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	98,323,495	98,323

	Face Amount (000)
Repurchase Agreement (5.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $32,024; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $32,665.	$32,024	32,024
		130,347

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Shares	Value (000)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	6,071,505	$6,072
Total Short-Term Investments (Cost $136,419)		136,419
Total Investments (122.3%) (Cost $1,006,354) — Including $127,023 of Securities Loaned		690,046
Liabilities in Excess of Other Assets (-22.3%)		(125,985)
Net Assets (100%)		$564,061

(a)	All or a portion of security on loan at June 30, 2009.
(b)	Non-income producing security.
(c)

At June 30, 2009, the Portfolio held approximately $20,929,000 of fair valued securities, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)	Security has been deemed illiquid at June 30, 2009.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired 5/03 - 5/08 and has a current cost basis of $1,568,000. BRCP REIT II, LLC was acquired 10/06 - 12/07 and has a current cost basis of $6,828,000. Keystone Industrial Fund LP was acquired 3/06 - 4/09 and has a current cost basis of $7,284,000. At June 30, 2009, these securities had an aggregate market value of $12,949,000 representing 2.3% of net assets.

(f)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 7 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Diversified	$40,224	$—	$—	$40,224
Health Care	80,981	—	—	80,981
Industrial	8,028	—	15,264	23,292
Land	20,131	—	—	20,131
Lodging/Resorts	44,432	—	—	44,432
Office	57,534	—	5,665	63,199
Office/Industrial — Mixed	16,258	—	—	16,258
Residential Apartments	97,290	—	—	97,290
Residential Manufactured Homes	12,658	—	—	12,658
Retail Regional Malls	61,487	—	—	61,487
Retail Strip Centers	53,466	—	—	53,466
Self Storage	37,835	—	—	37,835
Specialty	2,374	—	—	2,374
Total Common Stocks	532,698	—	20,929	553,627
Short-Term Investments
Investment Companies	104,395	—	—	104,395
Repurchase Agreement	—	32,024	—	32,024
Total Short-Term Investments	104,395	32,024	—	136,419
Total Assets	637,093	32,024	20,929	690,046
Total	$637,093	$32,024	$20,929	$690,046

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/08	$21,111	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,404)	(1,488)
Change in unrealized appreciation (depreciation)	(559)	1,488
Net purchases (sales)	1,781	—
Net transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$20,929	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$(4,121)	$—

Portfolio Composition*

Classification	Percentage of Total Investments
Residential Apartments	17.4%
Health Care	14.5
Office	11.3
Retail Regional Malls	11.0
Retail Strip Centers	9.5
Lodging/Resorts	7.9
Diversified	7.2
Self Storage	6.7
Other**	13.4
Short-Term Investment	1.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $901,959)	$585,651
Investment in Security of Affiliated Issuer, at Value (Cost $104,395)	104,395
Total Investments in Securities, at Value (Cost $1,006,354)	690,046
Cash	272
Receivable for Portfolio Shares Sold	12,406
Dividends Receivable	2,768
Receivable for Investments Sold	134
Receivable from Affiliate	6
Foreign Currency, at Value (Cost $—@)	—	@
Other Assets	12
Total Assets	705,644
Liabilities:
Collateral on Securities Loaned, at Value	130,347
Payable for Portfolio Shares Redeemed	9,742
Investment Advisory Fees Payable	1,143
Payable for Investments Purchased	133
Administration Fees Payable	119
Distribution Fees — Class II Shares	47
Custodian Fees Payable	5
Other Liabilities	47
Total Liabilities	141,583
NET ASSETS	$564,061
Net Assets Consist of:
Paid-in Capital	$1,095,781
Undistributed Net Investment Income	25,109
Accumulated Net Realized Loss	(240,521)
Unrealized Appreciation (Depreciation) on:
Investments	(316,308)
Foreign Currency Translations	—	@
Net Assets	$564,061
CLASS I:
Net Assets	$337,001
Net Asset Value, Offering and Redemption Price Per Share Applicable to 45,012,850 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.49
CLASS II:
Net Assets	$227,060
Net Asset Value, Offering and Redemption Price Per Share Applicable to 30,522,281 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.44

(1) Including:
Securities on Loan, at Value	$127,023

@  Amount is less than $500.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $114 Foreign Taxes Withheld)	$9,829
Dividends from Security of Affiliated Issuer	158
Interest from Securities of Unaffiliated Issuers	45
Total Investment Income	10,032
Expenses:
Investment Advisory Fees (Note B)	2,052
Administration Fees (Note C)	646
Distribution Fees — Class II Shares (Note D)	340
Shareholder Reporting Fees	109
Professional Fees	10
Custodian Fees (Note F)	8
Directors’ Fees and Expenses	6
Transfer Agency Fees (Note E)	3
Other	14
Expenses Before Non-Operating Expenses	3,188
Investment Related Expenses	97
Total Expenses	3,285
Distribution Fees — Class II Shares Waived (Note D)	(96)
Rebate from Morgan Stanley Affiliates (Note I)	(9)
Investment Advisory Fees Voluntarily Waived (Note B)	(8)
Expense Offset (Note F)	— @
Net Expenses	3,172
Net Investment Income	6,860
Realized Gain (Loss) on:
Investments Sold	(156,230)
Foreign Currency Transactions	— @
Net Realized Loss	(156,230)
Change in Unrealized Appreciation (Depreciation) on:
Investments	97,323
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	97,323
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(58,907)
Net Decrease in Net Assets Resulting from Operations	$(52,047)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$6,860	$18,293
Net Realized Loss	(156,230)	(84,420)
Net Change in Unrealized Appreciation (Depreciation)	97,323	(315,817)
Net Decrease in Net Assets Resulting from Operations	(52,047)	(381,944)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(21,731)
Net Realized Gain	—	(238,335)
Class II:
Net Investment Income	—	(8,780)
Net Realized Gain	—	(121,937)
Total Distributions	—	(390,783)
Capital Share Transactions:(1)
Class I:
Subscriptions	31,226	112,256
Distributions Reinvested	—	260,066
Redemptions	(54,062)	(220,748)
Class II:
Subscriptions	54,066	102,410
Distributions Reinvested	—	130,717
Redemptions	(33,294)	(117,177)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,064)	267,524
Total Decrease in Net Assets	(54,111)	(505,203)
Net Assets:
Beginning of Period	618,172	1,123,375
End of Period (Including Undistributed Net Investment Income of $25,109 and $18,249)	$564,061	$618,172

(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,592	7,874
Shares Issued on Distributions Reinvested	—	20,940
Shares Redeemed	(7,994)	(14,952)
Net Increase (Decrease) in Class I Shares Outstanding	(3,402)	13,862
Class II:
Shares Subscribed	8,298	7,763
Shares Issued on Distributions Reinvested	—	10,593
Shares Redeemed	(4,904)	(7,787)
Net Increase in Class II Shares Outstanding	3,394	10,569

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.20		$22.05	$29.37	$23.09	$20.49	$15.58
Income (Loss) from Investment Operations
Net Investment Income#	0.09		0.31	0.32	0.36	0.36	0.35
Net Realized and Unrealized Gain (Loss)	(0.80)		(5.87)	(4.90)	8.02	3.08	5.17
Total from Investment Operations	(0.71)		(5.56)	(4.58)	8.38	3.44	5.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.69)	(0.31)	(0.30)	(0.26)	(0.28)
Net Realized Gain	—		(7.60)	(2.43)	(1.80)	(0.58)	(0.33)
Total Distributions	—		(8.29)	(2.74)	(2.10)	(0.84)	(0.61)
Net Asset Value, End of Period	$7.49		$8.20	$22.05	$29.37	$23.09	$20.49
Total Return±	(8.77	)%*	(37.89)%	(17.07)%	38.04%	17.05%	36.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$337,001		$396,921	$761,902	$1,408,168	$1,072,408	$985,211
Ratio of Expenses to Average Net Assets(1)	1.13	%**+	1.07%+	1.04%+	1.01%	1.03%	1.06%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.10	%**+	1.05%+	1.02%+	1.01%	1.03%	1.06%
Ratio of Net Investment Income to Average Net Assets(1)	2.76	%**+	2.01%+	1.14%+	1.40%	1.72%	2.04%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	19	%*	35%	41%	25%	26%	11%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.14	%**+	N/A	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.75	%**+	N/A	N/A	N/A	N/A	N/A

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.16		$21.83	$29.11	$22.92	$20.38	$15.54
Income (Loss) from Investment Operations
Net Investment Income#	0.09		0.27	0.19	0.32	0.33	0.30
Net Realized and Unrealized Gain (Loss)	(0.81)		(5.79)	(4.78)	7.93	3.04	5.15
Total from Investment Operations	(0.72)		(5.52)	(4.59)	8.25	3.37	5.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.55)	(0.26)	(0.26)	(0.25)	(0.28)
Net Realized Gain	—		(7.60)	(2.43)	(1.80)	(0.58)	(0.33)
Total Distributions	—		(8.15)	(2.69)	(2.06)	(0.83)	(0.61)
Net Asset Value, End of Period	$7.44		$8.16	$21.83	$29.11	$22.92	$20.38
Total Return±	(8.60	)%*	(38.05)%	(17.27)%	37.67%	16.75%	36.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$227,060		$221,251	$361,473	$1,155,718	$616,304	$333,442
Ratio of Expenses to Average Net Assets(1)	1.38	%**+	1.32%+	1.28%+	1.26%	1.28%	1.31%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.35	%**+	1.30%+	1.27%+	1.26%	1.28%	1.31%
Ratio of Net Investment Income to Average Net Assets(1)	2.49	%**+	1.77%+	0.67%+	1.24%	1.58%	1.72%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	19	%*	35%	41%	25%	26%	11%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.49	%**+	1.42%+	1.37%+	1.36%	1.38%	1.41%
Net Investment Income to Average Net Assets	2.38	%**+	1.67%+	0.57%+	1.14%	1.48%	1.62%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 shares of common stock. As of June 30, 2009, BRCP REIT I, LLC has drawn down approximately $1,568,000, which represents 32.7% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $11,000,000 for which it will receive 11,000,000 shares of common stock. As June 30, 2009, BRCP REIT II, LLC has drawn down approximately $4,097,000, which represents 37.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2009, Keystone Industrial Fund, LP has drawn down approximately $7,284,000, which represents 80.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of common stock. As of June 30, 2009, Cabot Industrial Value Fund, LP has drawn down approximately $7,980,000 which represents 88.7% of the commitment.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

3.              Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period.

4.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $127,023,000 and related collateral outstanding at June 30, 2009 was approximately $130,347,000. For the six months ended June 30, 2009, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $173,000.

5.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

6.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$	(—	@)

@ Amount is less than $500.

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

7.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio invests a significant portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $8,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $96,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$90,787	$299,996	$50,633	$186,716

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(722)	$2,842	$(2,120)

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$18,270	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$1,006,354	$5,271	$(321,579)	$(316,308)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital and currency losses of approximately $69,861,000 and less than $500, respectively.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $10,553,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$137,613	$307,957	$341,175	$158	$104,395

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $142,090,000 and $96,932,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred approximately $33,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 48.5% and 85.0%, for Class I and Class II shares, respectively.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFREISAN
IU09-03616P-Y06/09

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Value Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Value Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Value	$1,000.00	$1,047.80	$1,020.58	$4.32	$4.26	0.85%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Portfolio’s management fee and total expense ratio were competitive with the peer group average, and that the Portfolio’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Beverages (2.4%)
Coca-Cola Co. (The)	7,000	$336
Dr. Pepper Snapple Group, Inc. (a)	7,464	158
		494
Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)	15,760	462
Goldman Sachs Group, Inc. (The)	900	133
		595
Chemicals (1.1%)
E.I. du Pont de Nemours & Co.	8,602	220

Commercial Banks (2.4%)
PNC Financial Services Group, Inc.	5,000	194
U.S. Bancorp	6,500	117
Wells Fargo & Co.	7,100	172
		483
Communications Equipment (1.2%)
Cisco Systems, Inc. (a)	13,500	252

Computers & Peripherals (4.6%)
Dell, Inc. (a)	32,952	452
Hewlett-Packard Co.	5,700	220
International Business Machines Corp.	2,600	272
		944
Diversified Financial Services (3.7%)
Bank of America Corp.	16,408	216
JPMorgan Chase & Co.	16,000	546
		762
Diversified Telecommunication Services (4.4%)
AT&T, Inc.	13,400	333
Verizon Communications, Inc.	18,200	559
		892
Electrical Equipment (0.5%)
Emerson Electric Co.	3,100	100

Electronic Equipment, Instruments & Components (0.4%)
Cognex Corp.	3,200	45
Flextronics International Ltd (a)	7,700	32
		77
Energy Equipment & Services (1.3%)
Halliburton Co.	12,703	263

Food & Staples Retailing (3.5%)
CVS Caremark Corp.	7,900	252
Wal-Mart Stores, Inc.	9,700	470
		722
Food Products (7.1%)
Cadbury plc ADR	16,152	555
Kraft Foods, Inc., Class A	18,457	468
Unilever N.V. (NY Shares)	17,700	428
		1,451
Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp. (a)	24,600	249

Health Care Providers & Services (3.0%)
Cardinal Health, Inc.	11,700	357
UnitedHealth Group, Inc.	4,500	112
WellPoint, Inc. (a)	2,800	143
		612
Household Products (0.6%)
Kimberly-Clark Corp.	1,100	58
Procter & Gamble Co. (The)	1,200	61
		119
Industrial Conglomerates (1.0%)
General Electric Co.	18,100	212

Information Technology Services (1.1%)
Accenture Ltd., Class A, Class A	3,000	100
Computer Sciences Corp. (a)	1,400	62
Western Union Co. (The)	3,700	61
		223
Insurance (10.4%)
Aflac, Inc.	2,200	68
Berkshire Hathaway, Inc., Class B (a)	100	290
Chubb Corp.	22,780	909
MetLife, Inc.	7,600	228
Torchmark Corp.	4,600	170
Travelers Cos., Inc. (The)	11,020	452
		2,117
Internet & Catalog Retail (0.5%)
Liberty Media Corp. — Interactive, Class A (a)	19,500	98

Internet Software & Services (3.2%)
eBay, Inc. (a)	32,700	560
Yahoo!, Inc. (a)	5,200	82
		642
Media (14.4%)
Comcast Corp., Class A	52,611	762
Liberty Media Corp. — Entertainment, Class A (a)	11,880	318
News Corp., Class B	29,400	311
Time Warner Cable, Inc.	6,006	190
Time Warner, Inc.	21,033	530
Viacom, Inc., Class B (a)	36,150	821
		2,932
Metals & Mining (1.3%)
Alcoa, Inc.	25,400	262

Multiline Retail (1.9%)
J.C. Penney Co., Inc.	5,800	167
Macy’s, Inc.	12,338	145
Target Corp.	2,000	79
		391
Oil, Gas & Consumable Fuels (2.6%)
BP plc ADR	2,700	129
Chevron Corp.	1,600	106
ConocoPhillips	2,800	118
Total S.A. ADR	3,200	173
		526

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Shares	Value (000)
Paper & Forest Products (3.5%)
International Paper Co.	47,353	$717

Pharmaceuticals (11.7%)
Abbott Laboratories	3,100	146
Bristol-Myers Squibb Co.	24,200	491
Eli Lilly & Co.	7,100	246
GlaxoSmithKline plc ADR	2,600	92
Pfizer, Inc.	26,600	399
Roche Holding AG ADR	4,200	143
Schering-Plough Corp.	21,200	533
Wyeth	7,300	331
		2,381
Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	15,300	253
KLA-Tencor Corp.	6,400	162
		415
Software (0.8%)
Microsoft Corp.	6,600	157

Specialty Retail (1.7%)
Home Depot, Inc.	7,500	177
Lowe’s Cos., Inc.	8,500	165
		342
Tobacco (1.8%)
Altria Group, Inc.	9,300	153
Philip Morris International, Inc.	4,800	209
		362
Total Common Stocks (Cost $25,404)		20,012

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $385)	384,700	385
Total Investments (100.1%) (Cost $25,789)		20,397
Liabilities in Excess of Other Assets (-0.1%)		(30)
Net Assets (100%)		$20,367

(a)                                  Non-income producing security.

(b)                                 See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

ADR                     American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 2 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Beverages	$494	$—	$—	$494
Capital Markets	595	—	—	595
Chemicals	220	—	—	220
Commercial Banks	483	—	—	483
Communications Equipment	252	—	—	252
Computers & Peripherals	944	—	—	944
Diversified Financial Services	762	—	—	762
Diversified Telecommunication Services	892	—	—	892
Electrical Equipment	100	—	—	100
Electronic Equipment, Instruments & Components	77	—	—	77
Energy Equipment & Services	263	—	—	263
Food & Staples Retailing	722	—	—	722
Food Products	1,451	—	—	1,451
Health Care Equipment & Supplies	249	—	—	249
Health Care Providers & Services	612	—	—	612
Household Products	119	—	—	119
Industrial Conglomerates	212	—	—	212
Information Technology Services	223	—	—	223
Insurance	2,117	—	—	2,117
Internet & Catalog Retail	98	—	—	98
Internet Software & Services	642	—	—	642
Media	2,932	—	—	2,932
Metals & Mining	262	—	—	262
Multiline Retail	391	—	—	391
Oil, Gas & Consumable Fuels	526	—	—	526
Paper & Forest Products	717	—	—	717
Pharmaceuticals	2,381	—	—	2,381
Semiconductors & Semiconductor Equipment	415	—	—	415
Software	157	—	—	157
Specialty Retail	342	—	—	342
Tobacco	362	—	—	362
Total Common Stocks	20,012	—	—	20,012
Short-Term Investment
Investment Company	385	—	—	385
Total Assets	20,397	—	—	20,397
Total	$20,397	$—	$—	$20,397

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Media	14.4%
Pharmaceuticals	11.7
Insurance	10.4
Food Products	7.1
Other*	54.5
Short-Term Investment	1.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Value Portfolio

Statement of Assets and Liabilities

	June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,404)	$20,012
Investment in Security of Affiliated Issuer, at Value (Cost $385)	385
Total Investments in Securities, at Value (Cost $25,789)	20,397
Dividends Receivable	29
Receivable for Investments Sold	21
Receivable for Portfolio Shares Sold	14
Receivable from Affiliate	—	@
Other Assets	—	@
Total Assets	20,461
Liabilities:
Payable for Portfolio Shares Redeemed	34
Investment Advisory Fees Payable	25
Payable for Investments Purchased	7
Administration Fees Payable	4
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	—	@
Other Liabilities	22
Total Liabilities	94
NET ASSETS	$20,367
Net Assets Consist of:
Paid-in Capital	$31,467
Undistributed Net Investment Income	906
Accumulated Net Realized Loss	(6,614)
Unrealized Appreciation (Depreciation) on:
Investments	(5,392)
Net Assets	$20,367
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,905,513 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Value Portfolio

Statement of Operations

	Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$274
Dividends from Security of Affiliated Issuer	1
Total Investment Income	275
Expenses:
Investment Advisory Fees (Note B)	53
Administration Fees (Note C)	24
Professional Fees	5
Custodian Fees (Note E)	4
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note D)	—	@
Other	1
Total Expenses	88
Investment Advisory Fees Voluntarily Waived (Note B)	(7)
Rebate from Morgan Stanley Affiliates (Note I)	—	@
Net Expenses	81
Net Investment Income	194
Net Realized Gain (Loss) on:
Investments Sold	(1,682)
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,208
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	526
Net Increase in Net Assets Resulting from Operations	$720

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$194	$717
Net Realized Loss	(1,682)	(4,788)
Net Change in Unrealized Appreciation (Depreciation)	2,208	(9,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	720	(13,884)
Distributions from and/or in Excess of:
Net Investment Income	—	(1,122)
Net Realized Gain	—	(5,650)
Total Distributions	—	(6,772)
Capital Share Transactions:(1)
Subscriptions	466	1,153
Distributions Reinvested	—	6,772
Redemptions	(2,323)	(12,628)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,857)	(4,703)
Total Decrease in Net Assets	(1,137)	(25,359)
Net Assets:
Beginning of Period	21,504	46,863
End of Period (Including Undistributed Net Investment Income of $906 and $712)	$20,367	$21,504

(1) Capital Share Transactions:
Shares Subscribed	74	115
Shares Issued on Distributions Reinvested	—	787
Shares Redeemed	(383)	(1,245)
Net Increase (Decrease) in Shares Outstanding	(309)	(343)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Value Portfolio

	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.69		$13.17	$14.87	$14.49	$14.88	$13.18
Income (Loss) from Investment Operations
Net Investment Income#	0.06		0.21	0.25	0.26	0.25	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.26		(4.43)	(0.57)	1.96	0.38	2.06
Total from Investment Operations	0.32		(4.22)	(0.32)	2.22	0.63	2.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)	(0.29)	(0.27)	(0.20)	(0.14)
Net Realized Gain	—		(1.89)	(1.09)	(1.57)	(0.82)	(0.43)
Total Distributions	—		(2.26)	(1.38)	(1.84)	(1.02)	(0.57)
Net Asset Value, End of Period	$7.01		$6.69	$13.17	$14.87	$14.49	$14.88
Total Return±	4.78	%*	(35.85)%	(3.07)%	16.89%	4.56%	17.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,367		$21,504	$46,863	$70,091	$75,105	$67,811
Ratio of Expenses to Average Net Assets(1)	0.85	%**+	0.87%+	0.85%+	0.85%	0.85%	0.85%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.85%+	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.04	%**+	2.15%+	1.69%+	1.83%	1.72%	1.52%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%**§	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%*	19%	17%	23%	32%	40%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.92%	**+	1.04% +	0.91% +	0.93%	0.92%	0.95%
Net Investment Income to Average Net Assets	1.97%	**+	1.98% +	1.63% +	1.75%	1.65%	1.42%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $7,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,427	$5,345	$1,476	$4,649

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to distribution reclasses, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1)	$1	$—

At December 31, 2008, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$716	$—

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$25,789	$531	$(5,923)	$(5,392)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009, for U.S. Federal income tax purposes, capital losses of approximately $2,262,000.

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $2,422,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds – Government Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds – Government Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2008	at Cost	Proceeds	Income	2009
(000)	(000)	(000)	(000)	(000)
$734	$2,140	$2,489	$1	$385

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,687,000 and $2,982,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred less than $500 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 96.5%.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Trustee
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer

Investment Adviser and Administrator	Custodian
Morgan Stanley Investment Management Inc.	JPMorgan Chase Bank, N.A.
522 Fifth Avenue	270 Park Avenue
New York, New York 10036	New York, New York 10017

Distributor	Legal Counsel
Morgan Stanley Distribution, Inc.	Clifford Chance US LLP
One Tower Bridge	31 West 52nd Street
100 Front Street, Suite 1100	New York, New York 10019-6131
West Conshohocken, PA 19428-2899
Independent Registered Public Accounting Firm
Dividend Disbursing and Transfer Agent	Ernst & Young LLP
Morgan Stanley Services Company Inc.	200 Clarendon Street
P.O. Box 219804	Boston, Massachusetts 02116-5072
Kansas City, MO 64121-9804

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFVALSAN
IU09-03617P-Y06/09

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Actual Ending Account Value 6/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Class II	$1,000.00	$1,198.00	$1,018.65	$6.76	$6.21	1.24%

*

Expenses are calculated using the Portfolio’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). The Board noted that the Portfolio’s performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. When a fund underperforms its benchmark, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Portfolio relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio’s total expense ratio. The Board noted that the Portfolio’s management fee was higher than the peer group average and that the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that the Portfolio’s management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that the Portfolio’s performance was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio’s total expense ratio and particularly the Portfolio’s management fee rate, which include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Biotechnology Research & Production (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	21,553	$480

Building: Cement (4.7%)
Eagle Materials, Inc.	32,586	823
Texas Industries, Inc.	17,674	554
		1,377
Casinos & Gambling (1.7%)
Aruze Corp. (a)	21,000	160
Lakes Entertainment, Inc. (a)	18,619	54
Las Vegas Sands Corp. (a)	34,327	270
		484
Chemicals (2.4%)
Intrepid Potash, Inc. (a)	15,928	447
Rockwood Holdings, Inc. (a)	17,319	254
		701
Communications & Media (0.6%)
CKX, Inc. (a)	26,739	190

Communications Technology (1.2%)
GSI Commerce, Inc. (a)	25,064	357

Computer Services Software & Systems (9.5%)
Bankrate, Inc. (a)	7,872	199
Blackboard, Inc. (a)	11,779	340
comScore, Inc. (a)	12,810	170
Forrester Research, Inc. (a)	27,412	673
Longtop Financial Technologies Ltd. ADR (a)	26,038	639
NetSuite, Inc. (a)	9,979	118
OpenTable, Inc. (a)	12,755	385
Sina Corp. (a)	8,445	249
		2,773
Diversified Financial Services (0.6%)
GLG Partners, Inc.	42,927	176

Drugs & Pharmaceuticals (0.7%)
XenoPort, Inc. (a)	8,331	193

Education Services (1.2%)
Ambassadors Group, Inc.	24,436	336

Electronics: Semi-Conductors/Components (3.5%)
Tessera Technologies, Inc. (a)	40,915	1,035

Electronics: Technology (1.3%)
Cogent Communications Group, Inc. (a)	47,286	385

Energy — Miscellaneous (2.8%)
Contango Oil & Gas Co. (a)	19,146	814

Engineering & Contracting Services (1.9%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	21,974	564

Entertainment (0.4%)
Vail Resorts, Inc. (a)	4,648	125

Financial — Miscellaneous (4.0%)
Interactive Data Corp.	11,854	274
Riskmetrics Group, Inc. (a)	49,998	883
		1,157
Health Care Services (3.2%)
athenahealth, Inc. (a)	25,577	947

Homebuilding (2.3%)
Brookfield Incorporacoes S.A.	123,697	270
Gafisa S.A. ADR	23,534	388
		658
Hotel/Motel (1.1%)
Gaylord Entertainment Co. (a)	9,593	122
Mandarin Oriental International Ltd.	149,100	198
		320
Insurance: Multi-Line (3.0%)
Greenlight Capital Re Ltd., Class A (a)	37,272	645
Pico Holdings, Inc. (a)	7,521	216
		861
Investment Management Companies (5.1%)
Capital Southwest Corp.	1,085	79
Climate Exchange plc (a)	5,118	72
Greenhill & Co., Inc.	18,517	1,337
		1,488
Leisure Time (0.1%)
Premier Exhibitions, Inc. (a)	22,609	16

Machinery: Industrial/Specialty (1.0%)
Middleby Corp. (a)	6,657	292

Medical & Dental Instruments & Supplies (4.9%)
Techne Corp.	22,456	1,433

Oil: Crude Producers (1.8%)
Carrizo Oil & Gas, Inc. (a)	10,647	183
GMX Resources, Inc. (a)	31,394	334
		517
Printing & Copying Services (1.9%)
VistaPrint Ltd. (a)	12,786	545

Publishing — Miscellaneous (1.1%)
Morningstar, Inc. (a)	7,883	325

Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	3,157	111

Restaurants (4.5%)
BJ’s Restaurants, Inc. (a)	24,938	420
P.F. Chang’s China Bistro, Inc. (a)	27,380	878
		1,298
Retail (9.5%)
Blue Nile, Inc. (a)	25,707	1,105
Citi Trends, Inc. (a)	20,582	533
Ctrip.com International Ltd. ADR (a)	19,396	898
Dena Co., Ltd.	67	224
		2,760
Services: Commercial (9.5%)
Advisory Board Co. (The) (a)	26,724	687
Corporate Executive Board Co. (The)	10,041	209
CoStar Group, Inc. (a)	22,953	915
Information Services Group, Inc. (a)	56,798	171

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Services: Commercial (cont’d)
MercadoLibre, Inc. (a)	15,082	$405
New Oriental Education & Technology Group ADR (a)	5,841	393
		2,780
Shoes (1.3%)
Lululemon Athletica, Inc. (a)	29,830	389

Technology — Miscellaneous (1.1%)
iRobot Corp. (a)	16,824	218
Market Leader, Inc. (a)	24,745	46
Rediff.com India Ltd. ADR (a)	19,830	54
		318
Toys (2.8%)
Marvel Entertainment, Inc. (a)	23,076	821

Transportation — Miscellaneous (0.5%)
Integrated Distribution Services Group Ltd.	114,000	153

Utilities: Electrical (2.5%)
Brookfield Infrastructure Partners LP	59,393	732
Total Common Stocks (Cost $36,287)		27,911

Preferred Stocks (3.0%)
Biotechnology Research & Production (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(b)(c)	28,120	157

Diversified Financial Services (0.9%)
Ning, Inc. (Convertible) (a)(c)	30,861	272

Drugs & Pharmaceuticals (1.5%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	36,808	442
Total Preferred Stocks (Cost $648)		871

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $486)	485,858	486
Total Investments (100.4%) (Cost $37,421) (e)		29,268
Liabilities in Excess of Other Assets (-0.4%)		(113)
Net Assets (100%)		$29,155

(a)	Non-income producing security.
(b)

At June 30, 2009, the Portfolio held approximately $599,000 of fair valued securities, representing 2.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at June 30, 2009.
(d)	See Note I within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(e)

The approximate market value and percentage of total investments, $807,000 and 2.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Biotechnology Research & Production	$480	$—	$—	$480
Building: Cement	1,377	—	—	1,377
Casinos & Gambling	324	160	—	484
Chemicals	701	—	—	701
Communications & Media	190	—	—	190
Communications Technology	357	—	—	357
Computer Services Software & Systems	2,773	—	—	2,773
Diversified Financial Services	176	—	—	176
Drugs & Pharmaceuticals	193	—	—	193
Education Services	336	—	—	336
Electronics: Semi-Conductors/ Components	1,035	—	—	1,035
Electronics: Technology	385	—	—	385
Energy — Miscellaneous	814	—	—	814
Engineering & Contracting Services	564	—	—	564
Entertainment	125	—	—	125
Financial — Miscellaneous	1,157	—	—	1,157
Health Care Services	947	—	—	947
Homebuilding	658	—	—	658
Hotel/Motel	122	198	—	320
Insurance: Multi-Line	861	—	—	861
Investment Management Companies	1,416	72	—	1,488
Leisure Time	16	—	—	16
Machinery: Industrial/Specialty	292	—	—	292
Medical & Dental Instruments & Supplies	1,433	—	—	1,433
Oil: Crude Producers	517	—	—	517
Printing & Copying Services	545	—	—	545
Publishing — Miscellaneous	325	—	—	325
Real Estate Investment Trusts (REIT)	111	—	—	111
Restaurants	1,298	—	—	1,298
Retail	2,536	224	—	2,760
Services: Commercial	2,780	—	—	2,780
Shoes	389	—	—	389
Technology — Miscellaneous	318	—	—	318

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks: (cont’d)
Toys	$821	$—	$—	$821
Transportation — Miscellaneous	—	153	—	153
Utilities: Electrical	732	—	—	732
Total Common Stocks	27,104	807	—	27,911

Preferred Stocks
Biotechnology Research & Production	—	—	157	157
Diversified Financial Services	—	—	272	272
Drugs & Pharmaceuticals	—	—	442	442
Total Preferred Stocks	—	—	871	871

Short-Term Investment
Investment Company	486	—	—	486
Total Assets	27,590	807	871	29,268
Total	$27,590	$807	$871	$29,268

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred Stocks
Balance as of 12/31/08	$753
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(94)
Net purchases (sales)	(230)
Net transfers in and/or out of Level 3	442
Balance as of 6/30/09	$871
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$12

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	9.5%
Services: Commercial	9.5
Retail	9.4
Investment Management Companies	5.1
Other*	64.8
Short-Term Investment	1.7
Total Investments	100.0%

*	Industries representing less than 5% of total investments.

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

June 30, 2009 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $36,935)	$28,782
Investment in Security of Affiliated Issuer, at Value (Cost $486)	486
Total Investments in Securities, at Value (Cost $37,421)	29,268
Receivable for Portfolio Shares Sold	10
Dividends Receivable	7
Foreign Currency, at Value (Cost $—@)	— @
Receivable from Affiliate	— @
Other Assets	1
Total Assets	29,286
Liabilities:
Investment Advisory Fees Payable	58
Payable for Portfolio Shares Redeemed	45
Administration Fees Payable	6
Custodian Fees Payable	1
Distribution Fees — Class II Shares	1
Other Liabilities	20
Total Liabilities	131
NET ASSETS	$29,155
Net Assets Consist of:
Paid-in Capital	$37,660
Accumulated Net Investment Loss	(25)
Accumulated Net Realized Loss	(327)
Unrealized Appreciation (Depreciation) on:
Investments	(8,153)
Net Assets	$29,155
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,676,129 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.89

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2009 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$132
Dividends from Security of Affiliated Issuer	2
Total Investment Income	134
Expenses:
Investment Advisory Fees (Note B)	118
Distribution Fees — Class II Shares (Note D)	45
Administration Fees (Note C)	32
Professional Fees	10
Custodian Fees (Note F)	3
Directors’ Fees and Expenses	1
Transfer Agency Fees (Note E)	— @
Other	3
Total Expenses	212
Distribution Fees — Class II Shares Waived (Note D)	(38)
Investment Advisory Fees Voluntarily Waived (Note B)	(14)
Rebate from Morgan Stanley Affiliates (Note I)	(1)
Expense Offset (Note F)	— @
Net Expenses	159
Net Investment Loss	(25)
Realized Gain (Loss) on:
Investments Sold	(58)
Foreign Currency Transactions	1
Net Realized Loss	(57)
Change in Unrealized Appreciation (Depreciation) on:
Investments	4,860
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	4,860
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	4,803
Net Increase in Net Assets Resulting from Operations	$4,778

@  Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Loss	$(25)	$(88)
Net Realized Loss	(57)	(245)
Net Change in Unrealized Appreciation (Depreciation)	4,860	(18,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,778	(19,199)
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(3,974)
Capital Share Transactions:(1)
Class II:
Subscriptions	857	3,592
Distributions Reinvested	—	3,974
Redemptions	(2,961)	(9,083)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,104)	(1,517)
Total Increase (Decrease) in Net Assets	2,674	(24,690)
Net Assets:
Beginning of Period	26,481	51,171
End of Period (Including (Accumulated Net Investment Loss) Undistributed Net Investment Income of $(25) and $—@)	$29,155	$26,481

(1) Capital Share Transactions:
Class II:
Shares Subscribed	92	278
Shares Issued on Distributions Reinvested	—	303
Shares Redeemed	(328)	(691)
Net Decrease in Class II Shares Outstanding	(236)	(110)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2009		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.09		$16.93	$17.94		$17.36	$15.48	$13.40
Income (Loss) from Investment Operations
Net Investment Loss#	(0.01)		(0.03)	(0.10)		(0.14)	(0.03)	(0.13)
Net Realized and Unrealized Gain (Loss)	1.81		(6.38)	0.70		2.07	2.01	2.67
Total from Investment Operations	1.80		(6.41)	0.60		1.93	1.98	2.54
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.43)	(1.61)		(1.35)	(0.10)	(0.46)
Net Asset Value, End of Period	$10.89		$9.09	$16.93		$17.94	$17.36	$15.48
Total Return±	19.80	%*	(40.43)%	2.96%		11.84%	12.88%	18.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,155		$26,481	$51,171		$58,336	$50,785	$34,752
Ratio of Expenses to Average Net Assets(1)	1.25	%**+	1.25%+	1.25	%+	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets(1)	(0.20	)%**+	(0.23)%+	(0.56	)%+	(0.80)%	(0.19)%	(0.93)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%**	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	12	%*	38%	52%		68%	72%	113%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.65	%**+	1.70%+	1.63	%+	1.73%	1.81%	1.91%
Net Investment Loss to Average Net Assets	(0.60	)%**+	(0.68)%+	(0.94	)%+	(1.28)%	(0.75)%	(1.59)%

#	Per share amount is based on average shares outstanding.
±

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*	Not Annualized
**	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Advisor determines that it would be consistent with prudent portfolio management to do so.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain (loss). The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. At June 30, 2009, the Portfolio did not have any outstanding foreign currency exchange contracts.

4.              Derivative Instruments: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The following table set forth by primary risk exposure the Portfolio’s realized gains (losses) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Transactions	$(1)

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Portfolio is generally representative of open positions throughout the reporting period for the Portfolio.

5.              Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6.              Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 14, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets and other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2009, this waiver amounted to approximately $14,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2009, this waiver amounted to approximately $38,000.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From:		2007 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$3,974	$470	$4,317

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$88	$4	$(92)

At December 31, 2008, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$37,421	$2,691	$(10,844)	$(8,153)

At December 31, 2008, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $130,000 which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

I. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$1,858	$2,437	$3,809	$2	$486

For the six months ended June 30, 2009, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $3,006,000 and $3,797,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

During the six months ended June 30, 2009, the Portfolio incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

J. Other: At June 30, 2009, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 94.2% for Class II shares.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2009 (unaudited)

Director and Officer Information

Directors Michael E. Nugent Frank L. Bowman Michael Bozic Kathleen A. Dennis James F. Higgins Dr. Manuel H. Johnson Joseph J. Kearns Michael F. Klein W. Allen Reed Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin

Secretary

James W. Garrett

Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Custodian
522 Fifth Avenue	JPMorgan Chase Bank, N.A.
New York, New York 10036	270 Park Avenue
New York, New York 10017
Distributor
Morgan Stanley Distribution, Inc.	Legal Counsel
One Tower Bridge	Clifford Chance US LLP
100 Front Street, Suite 1100	31 West 52nd Street
West Conshohocken, PA 19428-2899	New York, New York 10019-6131

Dividend Disbursing and Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company Inc.	Ernst & Young LLP
P.O. Box 219804	200 Clarendon Street
Kansas City, MO 64121-9804	Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling toll free 1-800-281-2715.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the SEC’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling toll free 1-800-281-2715. This information is also available on the SEC’s website at www.sec.gov.

UIFSCGSAN
IU09-03614P-Y06/09

16

\Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.  Schedule of Investments

Refer to Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9.  Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 20, 2009